As filed via EDGAR with the Securities and Exchange Commission on July 27, 2001

                                                               File No. 811-8358
                                                       Registration No. 33-75250
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ------------------
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /X/

                         Pre-Effective Amendment No.      / /

                       Post-Effective Amendment No. 21    /X/

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                       Post-Effective Amendment No. 21 /X/

                         ------------------------------

                                MUTUAL FUND TRUST
               (Exact Name of Registrant as Specified in Charter)

                                522 Fifth Avenue,
                            New York, New York 10036
               --------------------------------------------------
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: 1-800-348-4782

                                   Copies to:
        Sharon Weinberg                              Cynthia Cobden, Esq.
        J.P. Morgan Fund Distributors, Inc.          Simpson Thacher & Bartlett
        1211 Avenue of the Americas                  425 Lexington Avenue
        New York, New York 10036                     New York, New York 10017
-------------------------------------------------------------------------------

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:


     / / immediately upon filing pursuant to paragraph (b)        / / on ( date ) pursuant paragraph (b)
     to paragraph  (b)                                            / / on ( date ) pursuant to paragraph (a)(1)
     /x/ 60 days after filing pursuant to                         / / on ( date ) pursuant to paragraph (a)(2) rule 485.
     paragraph (a)(1)
     / / 75 days after filing pursuant to paragraph (a)(2


If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               ------------------

The Registrant has registered an indefinite number or amount of its shares of common stock for each of its three series of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 on July 18, 1994 and the Rule 24f-2 Notice for the Registrant's fiscal year ended August 31, 2000 was filed on November 27, 2000.

                                                  PROSPECTUS SEPTEMBER ___, 2001
                                      SUBJECT TO COMPLETION, DATED JULY 27, 2001

JPMORGAN MONEY MARKET FUNDS

This Prospectus offers: Morgan Shares for all funds and Class B and Class C Shares for Prime Money Market Fund

100% U.S. Treasury Securities Money Market Fund

California Tax Free Money Market Fund

Federal Money Market Fund

New York Tax Free Money Market Fund

Prime Money Market Fund

Tax Free Money Market Fund

Treasury Plus Money Market Fund

U.S. Government Money Market Fund



The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                         [LOGO] JPMORGAN Fleming
                                                                Asset Management

[SIDENOTE]
The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell nor does it seek an offer to buy these securities in any state where the offer or sale is not permitted.

100% U.S. Treasury Securities Money Market Fund             1

California Tax Free Money Market Fund                       6

Federal Money Market Fund                                  12

New York Tax Free Money Market Fund                        17

Prime Money Market Fund                                    23

Tax Free Money Market Fund                                 29

Treasury Plus Money Market Fund                            34

U.S. Government Money Market Fund                          39

The Funds' Management and Administration                   44

How Your Account Works                                     45

            Buying Fund Shares                             45

            Selling Fund Shares                            47

            Exchanging Fund Shares                         48

            Distribution Arrangements                      48

            Other Information Concerning the Funds         50

            Distributions and Taxes                        50

What the Terms Mean                                        52

Financial Highlights                                       53

How To Reach Us                                    Back cover

JPMorgan 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and market sectors.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[SIDENOTE]

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
 -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
 -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
 -  WANT A HIGHLY LIQUID INVESTMENT
 -  ARE LOOKING FOR AN INTERIM INVESTMENT
 -  ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
 -  ARE INVESTING FOR LONG-TERM GROWTH
 -  ARE INVESTING FOR HIGH INCOME
 -  REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Morgan Shares (formerly Vista Shares prior to the date of this prospectus). The performance of the Fund prior to 5/3/96 is based on the historical performance of the Hanover 100% Treasury Securities Money Market Fund, the Fund's predecessor. The bar chart shows how the performance of the Fund has varied from year to year for each of the last nine calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return for the past year, five years and the life of the Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

[CHART]


YEAR-BY-YEAR RETURNS(1),(2)
                                1992                 3.35%
                                1993                 2.60%
                                1994                 3.50%
                                1995                 5.17%
                                1996                 4.73%
                                1997                 4.91%
                                1998                 4.84%
                                1999                 4.26%
                                2000                 5.49%

The Fund's year-to-date total   BEST QUARTER         1.46%
return as of 6/30/01 was 2.20%.          4th quarter, 2000

                                WORST QUARTER        0.63%
                                         2nd quarter, 1993



AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)


                                PAST 1 YEAR  PAST 5 YEARS  LIFE OF THE FUND
MORGAN SHARES (AFTER EXPENSES)      5.49        4.84           4.32

(1) The Morgan Shares, formerly Vista Shares, commenced operations on 11/30/91. Prior to 5/3/96, returns reflect performance of the Hanover 100% Treasury Securities Money Market Fund, which merged fund with the Chase Vista 100% U.S. Treasury Securities Money Market Fund.

(2) The Fund's fiscal year end is 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES

The expenses of the Morgan Shares before and after reimbursement are shown below. The Morgan Shares have no sale, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                 0.10
DISTRIBUTION (RULE 12b-1) FEES                  0.10
SHAREHOLDER SERVICE FEES                        0.35
OTHER EXPENSES(3)                               0.16
TOTAL ANNUAL OPERATING EXPENSES                 0.71
FEE WAVIERS AND EXPENSE REIMBURSEMENTS(4)      (0.12)
NET EXPENSES(4)                                 0.59

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through an investment representative.

(3) "Other Expenses" are based on estimated amounts for the current fiscal year.

(4) Reflects a written agreement pursuant to which The Chase Manhattan Bank that it will reimburse the Fund to the extent total operating expenses of the Morgan Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.59% of its average daily net assets through 9/7/02.

EXPENSE EXAMPLE(4)

This example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

 -  $10,000 initial investment
 -  5% return each year
 -  all dividends are reinvested
 - net expenses for one year and total annual operating expenses thereafter, and
 -  all shares sold at the end of the period.

The example is for comparison only, the actual return of the Morgan Shares and your actual costs may be higher or lower.


                      1 YEAR      3 YEARS     5 YEARS     10 YEARS
YOUR COST($)            60          215         383         871

JPMorgan CALIFORNIA TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY
As a fundamental policy, except when it is temporarily defending its assets, the Fund will invest at least 65% of its net assets in California municipal obligations, the interest on which is excluded from gross income and exempt from California personal income taxes. California municipal obligations are issued by the State of California, its political subdivisions, authorities and corporations, as well as Puerto Rico, other U.S. territories and their political subdivisions. When suitable California municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to California personal income tax.

As a fundamental policy, under normal market conditions, the Fund will invest at least 80% of its net assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the federal alternate minimum tax on individuals. However, up to 20% of its net assets may be invested in securities paying interest which is subject to federal income tax or to the alternate minimum tax on individuals. The Fund may exceed this limit for temporary defensive purposes.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest or second-highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser, JPMFAM (USA).

The dollar-weighted average maturity of the Fund will generally be 90 days or less and the Fund will buy only those investments with remaining maturities of 397 days or less.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

The Fund will be particularly susceptible to difficulties affecting California and its municipalities. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipal issuers, including the State of California and certain California counties, have a recent history of financial problems. Such problems could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks.

For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's net assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL


THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Morgan Shares (formerly Vista Shares prior to the date of this prospectus).The bar chart shows how the performance of the Fund has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return for the past year, five years and the life of Fund.

Past performance does not predict how this any class of the will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

[CHART]


YEAR-BY-YEAR RETURNS(1),(2)
                                1993               2.21%
                                1994               2.52%
                                1995               3.38%
                                1996               2.95%
                                1997               3.09%
                                1998               2.87%
                                1999               2.62%
                                2000               3.19%

The Fund's year-to-date total   BEST QUARTER       0.88%
return as of 6/30/01 was 1.23%.        2nd quarter, 1995

                                WORST QUARTER      0.49%
                                       1st quarter, 1994



AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)


                                PAST 1 YEAR   PAST 5 YEARS   LIFE OF THE FUND
MORGAN SHARES (AFTER EXPENSES)      3.19         2.94              2.86

(1) The Morgan Shares, formerly Vista Shares, commenced operations on 3/5/92.

(2) The Fund's fiscal year end is 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES
The expenses of the Morgan Shares before and after reimbursement are shown below. The Morgan Shares have no sale, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                    0.10
DISTRIBUTION (RULE 12b-1) FEES                     0.10
SHAREHOLDER SERVICE FEES                           0.35
OTHER EXPENSES(3)                                  0.35
TOTAL ANNUAL OPERATING EXPENSES                    0.90
FEE WAVIERS AND EXPENSES REIMBURSEMENTS(4)        (0.35)
NET EXPENSES(4)                                    0.55

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through an investment representative.

(3) "Other Expenses" are based on estimated amounts for the current fiscal year.

(4) Reflects a written agreement by The Chase Manhattan Bank that it will reimburse the Fund to the extent total operating expenses of the Morgan Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.55% of its average daily net assets for a period of one year to expire on 9/7/02

EXPENSE EXAMPLE(4)

This example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment

-  5% return each year

-  all dividends are reinvested

-  net expenses for one year and annual total operating expenses thereafter, and

-  all shares sold at the end of the period.

The example is for comparison only, the actual return of the Morgan Shares and your actual costs may be higher or lower.

                    1 YEAR      3 YEARS     5 YEARS      10 YEARS
YOUR COST($)            56          252         464         1,076

JPMorgan FEDERAL MONEY MARKET FUND
(FORMERLY JPMORGAN FEDERAL MONEY MARKET FUND II)

THE FUND'S OBJECTIVE
The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests exclusively in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes. The dollar weighted average maturity of the Fund will generally be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.



[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-   THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
-   THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
-  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
-  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
-  WANT A HIGHLY LIQUID INVESTMENT
-  ARE LOOKING FOR AN INTERIM INVESTMENT
-  ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
-  ARE INVESTING FOR LONG-TERM GROWTH
-  ARE INVESTING FOR HIGH INCOME
-  REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Morgan Shares (formerly Vista Shares prior to the date of this prospectus). The bar chart shows how the performance of the Fund has varied from year to year for each of the last six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return for the past year, five years and the life of the Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

[CHART]


                             YEAR-BY-YEAR RETURNS(1),(2)
                                   1995                      5.31%
                                   1996                      4.81%
                                   1997                      4.98%
                                   1998                      4.87%
                                   1999                      4.52%
                                   2000                      5.68%

The Fund's year-to-date total      BEST QUARTER              1.47%
return as of 6/30/01 was 2.26%.                  3rd quarter, 2000
                                                 4th quarter, 2000

                                   WORST QUARTER             1.05%
                                                 1st quarter, 1999

AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)

                                                              LIFE OF
                                PAST 1 YEAR   PAST 5 YEARS   THE FUND
MORGAN SHARES (AFTER EXPENSES)  5.68          97             96

(1) The Morgan Shares, formerly Vista Shares, commenced operations on 4/20/94.

(2) The Fund's fiscal year end is 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES
The expenses of the Morgan Shares before and after reimbursement are shown below. The Morgan Shares have no sale, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                 0.10
DISTRIBUTION (RULE 12b-1) FEES                  0.10
SHAREHOLDER SERVICE FEES                        0.35
OTHER EXPENSES(3)                               0.20
TOTAL ANNUAL OPERATING EXPENSES                 0.75
FEE WAVIER AND EXPENSES REIMBURSEMENTS(4)      (0.05)
NET EXPENSES(4)                                 0.70

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through an investment representative.

(3) "Other Expenses" are based on estimated amounts for the current fiscal year.

(4) Reflects a written agreement by The Chase Manhattan Bank that it will reimburse the Fund to the extent total operating expenses of the Morgan Shares (excluding interest, taxes, extraordinary expenses and expenses, related to the deferred compensation plan) exceed 0.70% of its average daily net assets for a period of one year to expire on 9/7/02.

EXPENSE EXAMPLE(4)

This example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment

-  5% return each year

-  all dividends reinvested

- net expenses for one year and total annual operating expenses thereafter, and

-  all shares sold at the end of the period.

The example is for comparison only, the actual return of the Morgan Shares and your actual costs may be higher or lower.

                      1 YEAR      3 YEARS     5 YEARS     10 YEARS
YOUR COST($)            72          235         412         926


                JPMorgan NEW YORK TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund will generally invest at least 65% of its net assets in New York municipal obligations, the interest on which is excluded from gross income and exempt from New York State and New York City personal income taxes. The exact percentage will vary from time to time. New York municipal obligations are municipal obligations issued by New York State, its political subdivisions, Puerto Rico, other U.S. territories and their political subdivisions.

When suitable New York municipal obligations are unavailable, the Fund may buy municipal obligations issued by other states. These are generally subject to New York State and New York City personal income taxes.

As a fundamental policy, under normal market conditions, the Fund will invest at least 80% of its net assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the federal alternate minimum tax on individuals. The remaining 20% of its total assets may be invested in securities paying interest which is subject to federal income tax or to the alternate minimum tax on individuals. The Fund may exceed this limit for temporary defensive purposes.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest or second-highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser, JPMFAM (USA). The dollar-weighted average maturity of the Fund will generally be 90 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.


[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
-  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

The Fund will be particularly susceptible to difficulties affecting New York State and its municipalities. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipal issuers have a history of financial problems. Such problems could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's net assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.


[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.


[SIDENOTE]

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
-  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
-  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
-  WANT A HIGHLY LIQUID INVESTMENT
-  ARE LOOKING FOR AN INTERIM INVESTMENT
-  ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
-  ARE INVESTING FOR LONG-TERM GROWTH
-  ARE INVESTING FOR HIGH INCOME
-  REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Morgan Shares (formerly Vista Shares prior to the date of this prospectus). The bar chart shows how the performance of the Fund has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return for the past year, five years and ten years.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

[CHART]

                           YEAR-BY-YEAR RETURNS(1)
                                 1991                      3.64%
                                 1992                      2.30%
                                 1993                      1.67%
                                 1994                      2.07%
                                 1995                      3.03%
                                 1996                      2.81%
                                 1997                      3.09%
                                 1998                      2.90%
                                 1999                      2.72%
                                 2000                      3.53%

The Fund's year-to-date total    BEST QUARTER              0.97%
return as of 6/30/01 was 1.39%.                1st quarter, 1991

                                 WORST QUARTER             0.38%
                                               1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ending December 31, 2000(1)

                                 PAST 1 YEAR   PAST 5 YEARS    PAST 10 YEARS
MORGAN SHARES (AFTER EXPENSES)   3.53          3.01            2.78

(1) The Morgan Shares, formerly Vista Shares, fiscal year end is 8/31.
(2) "Other Expenses" are based on estimated amounts for the current fiscal year.

INVESTOR EXPENSES FOR MORGAN SHARES
The expenses of the Morgan Shares before and after reimbursement are shown below. The Morgan Shares have no sale, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                               0.10
DISTRIBUTION (RULE 12b-1) FEES                0.10
SHAREHOLDER SERVICE FEES                      0.35
OTHER EXPENSES(2)                             0.15
TOTAL ANNUAL OPERATING EXPENSES               0.70
FEE WAVIER AND EXPENSES REIMBURSEMENTS(3)    (0.11)
NET EXPENSES(3)                               0.59

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through an investment representative.


(3) Reflects a written agreement by The Chase Manhattan Bank that it will reimburse the Fund to the extent total operating expenses of the Morgan Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.59% of its average daily net assets for a period of one year to expire on 9/7/02.

EXPENSE EXAMPLE(3)

This example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

 -  $10,000 initial investment

 -  5% return each year

 -  all dividends reinvested

 - net expenses for one year and total annual operating expenses thereafter, and

 -  all shares sold at the end of the period.

The example is for comparison only, the actual return of the Morgan Shares and your actual costs may be higher or lower.

                1 YEAR      3 YEARS     5 YEARS     10 YEARS
YOUR COST($)    60          213         379         860

              JPMorgan PRIME MONEY MARKET FUND
              (FORMERLY JPMORGAN PRIME MONEY MARKET FUND II)

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

-    debt securities issued or guaranteed by qualified banks. These are:

     - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

     - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

     - other U.S. or foreign commercial banks which the Fund's adviser, JPMFAM (USA), judge to have comparable credit standing

- securities issued or guaranteed by the U.S. Government, its agencies or authorities

-    asset-backed securities

-    repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
 -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
 -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.


[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
-  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
-  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
-  WANT A HIGHLY LIQUID INVESTMENT
-  ARE LOOKING FOR AN INTERIM INVESTMENT
-  ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
-  ARE INVESTING FOR LONG-TERM GROWTH
-  ARE INVESTING FOR HIGH INCOME
-  REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class B Shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and life of the Fund.

The performance of Class B and Class C Shares of the Fund prior to 4/21/94 is based on the historical performance of Premier Shares, a related class of shares. The actual returns of Class B and Class C Shares would have been lower during this period because Class B and Class C Shares have higher expenses than Premier Shares. The performance figures in the bar chart also do not reflect any deduction for the contingent deferred sales charge which is assessed on Class B Shares. If the load were reflected, the performance figures would have been lower.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

[CHART]

                             YEAR-BY-YEAR RETURNS(1,2,3)
                                 1994                      3.39%
                                 1995                      4.59%
                                 1996                      4.13%
                                 1997                      4.49%
                                 1998                      4.48%
                                 1999                      4.14%
                                 2000                      5.35%

The Fund's year-to-date total    BEST QUARTER              1.39%
return as of 6/30/01 was 2.05%.                3rd quarter, 2000

                                 WORST QUARTER             0.75%
                                               1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1,2)

                                                                 LIFE OF
                                    PAST 1 YEAR   PAST 5 YEARS   THE FUND
MORGAN SHARES (AFTER EXPENSES)      6.03          4.81           4.53
CLASS B SHARES (AFTER EXPENSES)     0.35          4.18           4.33
CLASS C SHARES (AFTER EXPENSES)     4.33          4.45           4.28

(1) The Class B shares commenced operations on 4/21/94. For the period 1/1/94 to 4/21/94, returns reflect performance of JPMorgan Prime Money Market Fund (Premier Shares), a related class of shares. These returns reflect lower operating expenses than those of the Class B Shares. Therefore, the return of Class B Shares would have been lower had it existed during the same period. Performance figures in the table for Class B and Class C shares reflect the imposition of the applicable contingent deferred sales load.

(2) The Morgan Shares, former Vista Shares prior to the date of this prospectus commenced operations on 10/1/98. The Class C Share's commenced operations on 5/14/98. These returns reflect lower operation expenses than those of the Morgan and Class C Shares. Therefore, the return of Morgan and Class C Shares would have been lower had it existed during the same period.

(3) The Fund's fiscal year end is 8/31.

FEES AND EXPENSES FOR MORGAN, CLASS B AND CLASS C SHARES
The expenses of the classes before and after reimbursement are shown below. The Morgan Shares have no sale, redemption or account fees. Generally, the Morgan Shares, Class B Shares and Class C Shares have no exchange fees, although some institutions may charge you a fee for shares you buy through them.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                       MORGAN      CLASS B     CLASS C
MAXIMUM SALES CHARGE (LOAD) WHEN
YOU BUY SHARES, SHOWN AS % OF THE
OFFERING PRICE*                        NONE        NONE        NONE

MAXIMUM DEFERRED SALES CHARGE (LOAD)
SHOWN AS LOWER OF ORIGINAL PURCHASE
PRICE OR REDEMPTION PROCEEDS           NONE        5.00%       1.00%


*The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SHARES                                          MORGAN      CLASS B     CLASS C
MANAGEMENT FEES                                 0.10        0.10        0.10
DISTRIBUTION (RULE 12b-1) FEES                  NONE        0.75        0.75
SHAREHOLDER SERVICE FEES                        0.35        0.25        0.25
OTHER EXPENSES(4)                               0.15        0.16        0.16
TOTAL ANNUAL OPERATING EXPENSES                 0.60        1.26        1.26
FEE WAIVER AND EXPENSES REIMBURSEMENTS(5)      (0.01)      (0.02)      (0.02)
NET EXPENSES(5)                                 0.59        1.24        1.24

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through an investment representative.

(4) "Other Expenses" are based on estimated amounts for the current fiscal year.
(5) Reflects a written agreement by The Chase Manhattan Bank that it will reimburse the Fund to the extent total operating expenses of the Morgan, Class B and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.59%, 1.24% and 1.24%, respectively, of their average daily net assets for a period of one year to expire on 9/7/02.

EXPENSE EXAMPLE(5)

This example below is intended to help you compare the cost of investing in the Morgan Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment

-  5% return each year,

-  all dividends reinvested

- net expenses for one year and total annual operating expenses thereafter, and

-  all shares sold at the end of the period.

The example is for comparison only; the actual return of each class and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                      1 YEAR      3 YEARS     5 YEARS     10 YEARS
MORGAN SHARES         $ 60        $191        $334        $  749
CLASS B SHARES*       $626        $698        $890        $1,338
CLASS C SHARES*       $226        $398        $690        $1,521

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                      1 YEAR      3 YEARS     5 YEARS     10 YEARS
CLASS B SHARES        $126        $398        $690        $1,338**
CLASS C SHARES        $126        $398        $690        $1,521

* Assumes applicable deferred sales charge is deducted when shares are sold. **Reflects conversion of Class B Shares to Morgan Shares after they have been owned for eight years.

JPMorgan TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the alternative minimum tax on individuals.

As a fundamental policy, the Fund will invest at least 80% of its net assets in municipal obligations. The remaining 20% of net assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM (USA).

The dollar-weighted average maturity of the Fund will generally be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities. If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[SIDENOTE]


WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

-  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
-  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
-  WANT A HIGHLY LIQUID INVESTMENT
-  ARE LOOKING FOR AN INTERIM INVESTMENT
-  ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

-  ARE INVESTING FOR LONG-TERM GROWTH
-  ARE INVESTING FOR HIGH INCOME
-  REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Morgan Shares (formerly Vista Shares prior to the date of this prospectus). The bar chart shows how the performance of the Fund has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return for the past year, five years and ten years.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


[CHART]

                             YEAR-BY-YEAR RETURNS(1)
                                   1991                      4.07%
                                   1992                      2.52%
                                   1993                      1.82%
                                   1994                      2.15%
                                   1995                      3.13%
                                   1996                      2.91%
                                   1997                      3.16%
                                   1998                      2.99%
                                   1999                      2.77%
                                   2000                      3.65%

The Fund's year-to-date total      BEST QUARTER              1.08%
return as of 6/30/01 was 1.47%.                  1st quarter, 1991

                                   WORST QUARTER             0.41%
                                                 1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)

                               PAST 1 YEAR       PAST 5YEARS       PAST 10 YEARS
MORGAN SHARES (AFTER EXPENSES)   3.65              3.10             2.92

(1)  The Morgan Shares', former Vista Shares, fiscal year end is 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES

The actual expenses of the Morgan Shares before and after reimbursement are shown below. The Morgan Shares have no sale, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                             0.10
DISTRIBUTION (RULE 12b FEES                 0.10
SHAREHOLDER SERVICE FEES                    0.35
OTHER EXPENSES(2)                           0.20
TOTAL ANNUAL OPERATING EXPENSES             0.75
FEE WAVIERS AND EXPENSE REIMBURSEMENTS(3)  (0.16)
NET EXPENSES(3)                             0.59

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through an investment representative.

(2) "Other Expenses" are based on estimated amounts for the current fiscal year.

(3) Reflects a written agreement by The Chase Manhattan Bank that it will reimburse the Fund to the extent total operating expenses of the Morgan Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.59% of its average daily net assets for a period of one year to expire on 9/7/02.

EXPENSE EXAMPLE(3) This example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment
-    5% return each year
- net expenses for one year and total annual operating expenses thereafter, and
-    all shares sold at the end of the period.

The example is for comparison only, the actual return of the Morgan Shares and your actual costs may be higher or lower.

                 1 YEAR   3 YEARS   5 YEARS  10 YEARS
YOUR COST($)      60       224        401     915

JPMorgan TREASURY PLUS MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests at least 65% of its net assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these investments. These debt securities carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers JPMFAM (USA).

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

-  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
-  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
-  WANT A HIGHLY LIQUID INVESTMENT
-  ARE LOOKING FOR AN INTERIM INVESTMENT
-  ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

-  ARE INVESTING FOR LONG-TERM GROWTH
-  ARE INVESTING FOR HIGH INCOME
-  REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Morgan Shares (formerly Vista Shares prior to the date of this prospectus). The bar chart shows how the performance of the Fund has varied from year to year for each of the last six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return for the past year, five years and the life of the Fund.

The performance of Fund's shares prior to 5/6/96 is based on the historical performance of Premier Shares, a related class of shares. The actual returns of the Morgan Shares would have been lower during this period because Morgan Shares have higher expenses than Premier Shares.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

[CHART]

                             YEAR-BY-YEAR RETURNS(1),(2)
                                   1995                      5.43%
                                   1996                      4.90%
                                   1997                      4.99%
                                   1998                      4.89%
                                   1999                      4.44%
                                   2000                      5.75%

The Fund's year-to-date total      BEST QUARTER              1.51%
return as of 6/30/01 was 2.16%.                  4th quarter, 2000

                                   WORST QUARTER             1.01%
                                                 1st quarter, 1999

AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)

                                    PAST 1 YEAR   PAST 5 YEARS    LIFE OF THE FUND
MORGAN SHARES (AFTER EXPENSES)        5.75          4.99          4.97

(1) The Morgan Shares, formerly Vista Shares, commenced operations on 5/6/96. For the period 4/20/94 to 5/6/96, returns reflect performance of JP Morgan Treasury Plus Money Market Fund (Premier Shares), a related class of shares. The return of Morgan Shares would have been lower had it existed during the same period because Morgan Shares have higher expenses than Premier Shares.

(2) The Fund's fiscal year end is 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES
The actual expenses of the Morgan Shares before and after reimbursement are shown below. The Morgan Shares have no sale, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                             0.10
DISTRIBUTION (RULE 12b-1) FEES              0.10
SHAREHOLDER SERVICE FEES                    0.35
OTHER EXPENSES(3)                           0.15
TOTAL ANNUAL OPERATING EXPENSES             0.70
FEE WAVIERS AND EXPENSE REIMBURSEMENTS(4)  (0.11)
NET EXPENSES(4)                             0.59

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through an investment representative.

(3) "Other Expenses" are based on estimated amounts for the current fiscal year.

(4) Reflects a written agreement by The Chase Manhattan Bank that it will reimburse the Fund to the extent total operating expenses of the Morgan Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.59% of its average daily net assets for a period of one year to expire on 9/7/02.

EXPENSE EXAMPLE(4)

This example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment
-    5% return each year
- net expenses for one year and total annual operating expenses thereafter, and
-    all shares sold at the end of the period.

The example is for comparison only, the actual return of the Morgan Shares and your actual costs may be higher or lower.


                 1 YEAR   3 YEARS   5 YEARS  10 YEARS
YOUR COST($)      60       213        379     860

JPMorgan U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests substantially all its assets in:

- debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

-    repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers, JPMFAM (USA).

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
 - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
 - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities. If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:

-  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
-  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
-  WANT A HIGHLY LIQUID INVESTMENT
-  ARE LOOKING FOR AN INTERIM INVESTMENT
-  ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
-  ARE INVESTING FOR LONG-TERM GROWTH
-  ARE INVESTING FOR HIGH INCOME
-  REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Morgan Shares (formerly Vista Shares prior to the date of this prospectus). The bar chart shows how the performance of the Fund has varied from year to year for each of the last ten years calendar. This provides some indication of the risks of investing in the Fund. The table shows the average annual return for the past year, five years and ten years.

The performance of Fund's shares prior to 12/31/92 is based on the historical performance of Premier Shares, a related class of shares. The actual returns of the Morgan Shares would have been lower during this period because the Morgan Shares have higher expenses than the Premier Shares.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

[CHART]

                             YEAR-BY-YEAR RETURNS(1),(2)
                                   1991                      5.81%
                                   1992                      3.40%
                                   1993                      2.44%
                                   1994                      3.58%
                                   1995                      5.28%
                                   1996                      4.90%
                                   1997                      5.09%
                                   1998                      5.00%
                                   1999                      4.63%
                                   2000                      5.90%

The Fund's year-to-date total      BEST QUARTER              1.57%
return as of 6/30/01 was 2.26%.                  1st quarter, 1991

                                   WORST QUARTER             0.59%
                                                 2nd quarter, 1993


AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)

                                 PAST 1 YEAR   PAST 5 YEARS     PAST 10 YEARS
MORGAN SHARES (AFTER EXPENSES)     5.90          5.10             4.60

(1) The Morgan Shares, formerly Vista Shares, commenced operations on 12/31/92. For the period 1/1/91 to 12/31/92, returns reflect performance of JP Morgan Treasury U.S. Government Money Market Fund (Premier Shares), a related class of shares. The return of Morgan Shares would have been lower had it existed during the same period because Morgan Shares have higher expenses than Premier Shares.

(2)  The Fund's fiscal year end is 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES

The expenses of the Morgan Shares before and after reimbursement are shown below. The Morgan Shares have no sale, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                       0.10
DISTRIBUTION (RULE 12b-1) FEES                        0.10
SHAREHOLDER SERVICE FEES                              0.35
OTHER EXPENSES(3)                                     0.13
TOTAL ANNUAL OPERATING EXPENSES                       0.68
FEE WAIVER AND EXPENSES REIMBURSEMENTS(4)            (0.09)
NET EXPENSES(4)                                       0.59

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through an investment representative.

(3) "Other Expenses" are based on estimated amounts for the current fiscal year.

(4) Reflects a written agreement by The Chase Manhattan Bank that it will reimburse the Fund to the extent total operating expenses of the Morgan Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.59% of its average daily net assets for a period of one year to expire on 9/7/02.

EXPENSE EXAMPLE(4)

This example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment
- 5% return each year
- all dividends reinvested
- net expenses for one year and total annual operating expenses thereafter, and
- all shares sold at the end of the period.

The example is for comparison only, the actual return of the Morgan Shares and your actual costs may be higher or lower.

                           1 YEAR   3 YEARS  5 YEARS  10 YEARS
YOUR COST($)                60       208      370      838

              THE FUNDS' MANAGEMENT AND ADMINISTRATION

Each Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The trusts are all governed by the same trustees. The trustees are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISER
JPMFAM (USA) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) provides the Funds with investment advice and supervision. JPMFAM (USA) is located at 522 5th Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase
Manhattan Bank.

For the fiscal year ended August 31, 2000, the adviser was paid management fee (net of waivers) as a percentage of average net assets as follows:

 FUND                                %
 100% U.S. TREASURY SECURITIES
 MONEY MARKET FUND                    0.10

 CALIFORNIA TAX FREE MONEY
 MARKET FUND                          0.03

 FEDERAL MONEY MARKET FUND            0.10

 NEW YORK TAX FREE MONEY
 MARKET FUND                          0.10

 PRIME MONEY MARKET FUND              0.10

 TAX FREE MONEY MARKET FUND           0.10

 TREASURY PLUS MONEY MARKET FUND      0.10

 U.S. GOVERNMENT MONEY
 MARKET FUND                          0.10

THE FUNDS' ADMINISTRATOR
The Chase Manhattan Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average net assets of all money market funds in the JPMorgan Funds complex plus 0.05% of average net assets over $100 billion.

The Funds have agreements with certain shareholder servicing agents (including The Chase Manhattan Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Morgan Shares of each Fund, and up to 0.25% of the average daily net assets of the Class B and Class C Shares of Prime Money Market Fund, held by investors serviced by the shareholder servicing agent. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Morgan Shares of each Fund.

JPMFAM (USA) and/or J.P. Morgan Fund Distributors, Inc. (JPMFD), each Fund's distributor, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of each Fund held by customers of those shareholder servicing agents.

              HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES
You don't pay any sales charge (sometimes called a load) when you buy Morgan Shares of these funds. Unlike the other money market funds in the prospectus, the Prime Money Market Fund also offers two additional classes of shares: Class B Shares and Class C Shares. You may have to pay a deferred sales charge when you sell Class B or Class C Shares of the Prime Money Market Fund, depending on how long you've held them.

Different charges are associated with each class of shares of the Prime Money Market Fund:

- If you choose to invest in Class B Shares, you may pay a deferred sales charge. You are not required to pay a sales charge when you invest, but may be required to pay a charge when you sell your shares, depending on the length of your investment in the particular shares.

- If you choose to invest in Class C Shares, you will be required to pay a sales charge if you hold the shares for less than one year.

For more information about Class B and Class C Shares see "Distribution Arrangements."

The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated by the cut-off time. You'll pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy shares through financial service firms, such as broker-dealers and banks that have an agreement with the Funds, or directly from the JPMorgan Funds Service Center. Shares are available on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive you order by a Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price. With respect to 100% U.S. Treasury Securities, Tax Free and Federal Money Market Fund orders, we may process it the same day if we receive it after cut off but before 4:00 p.m. (Eastern time). If you pay by check before the cut-off time, we'll generally process your order the next day the Funds are open for business.

Normally, the cut-off (in Eastern time) is:

 100% U.S. TREASURY
 SECURITIES MONEY
 MARKET FUND                 NOON

 CALIFORNIA TAX FREE
 MONEY MARKET FUND           NOON.

 FEDERAL MONEY
 MARKET FUND                 2:00 P.M.

 NEW YORK TAX FREE
 MONEY MARKET FUND           NOON

 PRIME MONEY MARKET FUND     5:00 P.M.

 TAX FREE MONEY
 MARKET FUND                 NOON

 TREASURY PLUS MONEY
 MARKET FUND                 4:30 P.M.

 U.S. GOVERNMENT
 MONEY MARKET FUND           4:00 P.M.

A later cut-off time may be permitted for investors buying shares through a bank affiliate of JPMorgan Chase so long as such later cut-off time is before a Fund's NAV is calculated.

If you buy through an agent and not directly from the JPMorgan Funds Service Center, the agent could set earlier cut-off times. The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a SSN or Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order.

 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

 JPMORGAN FUNDS SERVICE CENTER

 1-800-348-4782

MINIMUM INVESTMENTS FOR EACH FUND
Potential investors may qualify to invest, if they meet a Fund's minimum investment requirements for the Morgan, Class B or Class C Shares. Your investment representive firm may not offer these shares to all types of qualified investors and may set additional investor qualification requirements for these shares.

 TYPE OF          INITIAL       ADDITIONAL
 ACCOUNT          INVESTMENT    INVESTMENTS
 REGULAR ACCOUNT  $2,500         $100

 SYSTEMATIC
 INVESTMENT PLAN  $1,000         $100

 IRAs             $1,000         $100

 SEP-IRAs         $1,000         $100

 EDUCATION IRAs   $500           $100

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase your shares by uncertified check, you cannot sell these shares until 15 calendar day after such shares were purchased. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. This could take more than seven business days.

Your purchase will be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be cancelled if the JPMorgan Funds Service Center does not receive payment by 5:00 p.m. Eastern time on the day you buy.

You can buy shares in three ways:
THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Some representives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782

Complete the enclosed application form and mail it along with a check for the amount you want to invest to:

JPMORGAN FUNDS SERVICE CENTER,
210 WEST 10TH STREET
8TH FLOOR
KANSAS CITY, MO 64105

THROUGH A SYSTEMATIC INVESTMENT PLAN
This is an easy way to make regular investments. The minimum investment in any one fund is $100. You decide which Funds you want and how much to invest and the amount is automatically deducted from your bank account, either monthly or quarterly.

You can set up a plan when you open an account by completing Section 8 of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check from their bank account to the J.P. Morgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SELLING FUND SHARES
When you sell your shares, either directly or through your investment representative, you will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Funds.

Under normal circumstances, if your request is received before a Fund's cut-off time, the Fund will send you the proceeds the same business day. We will not accept an order to sell shares, if the Fund has not collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You can sell shares in three ways:

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to sell. He or she will send all necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire.

Or
Send a signed letter with your instructions to:

J.P. MORGAN FUNDS SERVICE CENTER,
210 WEST 10TH STREET
8TH FLOOR
KANSAS CITY, MO 64105

If you have changed your address of record within the previous 30 days or if you sell $25,000 or more worth of Fund shares by phone, we'll send the proceeds by electronic transfer or wire only to the bank account on our records. We charge $10 for each transaction by wire.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell shares. For Class B Shares or Class C Shares, you must sell a minimum of $100. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $20,000 of Class B or C shares to start the plan. Call 1-800-348-4782 for complete instructions.

You can sell up to 12% of the value of Class B shares each year through the Systematic Withdrawal Plan without paying a deferred sales charge. Your Class B account must have a minimum balance of $20,000 when the plan is set up to enjoy this privilege.

EXCHANGE SHARES
You can exchange your Morgan shares for shares in certain other JPMorgan funds. You can exchange Class B Shares and Class C Shares of the Prime Money Market Fund for shares of the same class of another JPMorgan Fund. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements and may have to pay a sales charge. Call 1-800-348-4782 for details.

You can also set up a systematic exchange program to automatically exchange shares on a regular basis. It's a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGE BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the J.P. Morgan Funds Service Center or your investment representative.

DISTRIBUTION ARRANGEMENTS
CLASS B SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years.

YEAR       DEFERRED SALES CHARGE
-----------------------------------
 1         5%

 2         4%

 3         3%

 4         3%

 5         2%

 6         1%

 7         NONE

 8         NONE

Class B Shares automatically convert into Morgan shares at the beginning of the ninth year after you bought them.

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distribution can be sold without a deferred sales charge.

CLASS C SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. The charge is equal to the lower of 1% of the original purchase price or the current value of the shares. The deferred sales charge on Class C Shares disappears although after one year. It's a percentage of the original purchase price or the current value of the shares, whichever is lower. Class C Shares are not converted into any other class of shares so you pay a higher distribution fee for as long as you own your shares.

WHICH CLASS OF SHARES IS BEST?
Your decision about which class of shares to buy depends on a number of factors, including the number of shares you're buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, you may consider buying Class B Shares.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution and service fees which appear in the table called Fund Operating Expenses for Prime Money Market Fund on page 23.

Your investment representative may be able to advise you about the best class of shares for you

GENERAL
These shares have higher expenses each year, so you should only buy Class B and Class C Shares in conjunction with a plan to invest in J.P. Morgan's stock and bond Funds.

JPMFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase. With the exception of Prime Money Market Fund, all of the Funds have adopted Rule 12b-1 distribution plans under which they pay up to 0.10% of their Morgan Class assets in distributor fees. The Prime Money Market Fund has adopted Rule 12b-1 distribution plans under which it pays annual distributor fees of up to 0.75% of the average daily net assets attributed to Class B and Class C Shares.

These payments cover such things as payments for services provided by broker-dealers and expenses connected to sale of shares. Payments are not tied to the amount of actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

OTHER INFORMATION CONCERNING THE FUNDS
We may close your account if the balance falls below $500 because you've sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We'll give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if a Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures. Telephone redemption requests of more than $25,000 will only be sent by electronic transfer or wire to the bank account you have on record with the Fund. There is a $10 charge for each wire transaction.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:
JPMORGAN FUNDS SERVICE CENTER
210 WEST 10TH STREET, 8TH FLOOR
KANSAS CITY, MO 64105

Each Fund may issue multiple classes of shares. This prospectus relates only to Morgan Class Shares of the Funds and Class B and Class C Shares of the Prime Money Market Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay these earnings to shareholders the distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income by the Tax Free Money Market Fund are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

              WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

              FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

This information is supplemented by the financial statements including accompanying notes appearing in the Funds' Annual and Semi-Annual Reports to Shareholders, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this semi-annual or annual report by contacting the Funds or their Shareholder Servicing Agent.

This information has been audited, except as noted, by PricewaterhouseCoopers LLP, whose reports, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND(1)

                                                               12/01/95(2)     YEAR       YEAR       YEAR       YEAR  SIX MONTHS(3)
                                                                   THROUGH     ENDED      ENDED      ENDED      ENDED        ENDED
PER SHARE OPERATING PERFORMANCE:                                   8/31/96   8/31/97    8/31/98    8/31/99    8/31/00      2/28/01
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                           0.04       0.05       0.05       0.04       0.05       0.03
   Less distributions:
      Dividends from net investment income                            0.04       0.05       0.05       0.04       0.05       0.03
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         3.50%      4.87%      4.92%      4.31%      5.02%      2.79%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                                $1,672     $2,376     $3,051     $3,312     $3,535     $3,723
Ratio of expenses to average net assets(4)                           0.60%      0.59%      0.59%      0.59%      0.59%      0.59%
Ratio of net investment income to average net assets(4)              4.58%      4.74%      4.78%      4.15%      4.92%      5.54%
Ratio of expenses without waivers, reimbursements and earnings
    credits to average net assets(4)                                 0.68%      0.71%      0.71%      0.71%      0.71%      0.71%
Ratio of net investment income waivers, reimbursements and
    earnings credits to average net assets(4)                        4.50%      4.62%      4.66%      4.03%      4.80%      5.42%

(1) Formerly Chase Vista 100% U.S. Treasury Securities Money Market Fund: Vista Shares.
(2) In 1996, the Fund changed its fiscal year end from November 30 to August 31. The Fund merged with Hanover 100% U.S. Treasury Securities Money Market Fund on 5/03/96.
(3)  For the semi-annual period (unaudited).
(4)  Short periods have been annualized.

JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND(1)

                                                                      YEAR      YEAR      YEAR        YEAR       YEAR  SIX MONTHS(2)
                                                                     ENDED     ENDED     ENDED       ENDED      ENDED          ENDED
PER SHARE OPERATING PERFORMANCE:                                   8/31/96   8/31/97    8/31/98     8/31/99   8/31/00        2/28/01
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $1.00    $1.00      $1.00       $1.00     $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------
    Income from investment operations:
      Net investment income                                            0.03     0.03       0.03        0.03      0.03           0.01
    Less distributions:
      Dividends from net investment income                             0.03     0.03       0.03        0.03      0.03           0.01
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $1.00    $1.00      $1.00       $1.00     $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                          3.06%    3.02%      2.97%       2.66%     3.00%          1.49%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                                    $43      $46        $50         $68       $78            $89
Ratio of expenses to average net assets                               0.56%    0.56%      0.55%       0.55%     0.55%          0.55%
Ratio of net investment income to average net assets                  3.03%    2.99%      2.89%       2.55%     3.03%          2.97%
Ratio of expenses without waivers, reimbursements and earnings
    credits to average net assets                                     1.02%    0.86%      0.93%       0.94%     0.90%          0.81%
Ratio of net investment income without waivers, reimbursements and
    earnings credits to average net assets                            2.57%    2.69%      2.51%       2.16%     2.68%          2.71%

(1) Formerly Chase Vista California Tax Free Money Market Fund: Vista Shares.
(2) For semi-annual period (unaudited).

JPMORGAN FEDERAL MONEY MARKET FUND(1)

                                                                      YEAR      YEAR      YEAR        YEAR       YEAR  SIX MONTHS(2)
                                                                     ENDED     ENDED     ENDED       ENDED      ENDED          ENDED
PER SHARE OPERATING PERFORMANCE:                                   8/31/96   8/31/97    8/31/98     8/31/99   8/31/00        2/28/01
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $1.00     $1.00      $1.00      $1.00      $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
        Net investment income                                         0.05      0.05       0.05       0.04       0.05           0.03
   Less distributions:
        Dividends from net investment income                          0.05      0.05       0.05       0.04       0.05           0.03
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $1.00     $1.00      $1.00      $1.00      $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         4.83%     4.91%      4.94%      4.46%      5.29%          2.83%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                                  $353      $301       $359       $550       $576           $673
Ratio of expenses to average net assets                              0.70%     0.70%      0.70%      0.70%      0.70%          0.70%
Ratio of net investment income to average net assets                 4.79%     4.79%      4.88%      4.35%      5.17%          5.62%
Ratio of expenses without waivers, reimbursements and earnings
   credits to average net assets                                     0.93%     0.82%      0.84%      0.78%      0.75%          0.72%
Ratio of net investment income without waivers, reimbursements and
   earnings credits to average net assets                            4.56%     4.67%      4.74%      4.27%      5.12%          5.60%

(1) Formerly Chase Vista Federal Money Market Fund: Vista Shares
(2)  For semi-annual period (unaudited).

JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND(1)

                                                                      YEAR       YEAR      YEAR       YEAR       YEAR  SIX MONTHS(2)
                                                                     ENDED      ENDED     ENDED      ENDED      ENDED          ENDED
PER SHARE OPERATING PERFORMANCE:                                   8/31/96    8/31/97    8/31/98    8/31/99   8/31/00        2/28/01
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $1.00      $1.00      $1.00      $1.00     $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------
    Income from investment operations:
       Net investment income                                          0.03       0.03       0.03       0.03      0.03           0.02
    Less distributions:
       Dividends from net investment income                           0.03       0.03       0.03       0.03      0.03           0.02
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $1.00      $1.00      $1.00      $1.00     $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         2.85%      3.02%      3.03%      2.66%     3.27%          1.72%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                                  $890       $957     $1,372     $1,505    $1,831         $2,221
Ratio of expenses to average net assets                              0.74%      0.59%      0.59%      0.59%     0.59%          0.59%
Ratio of net investment income to average net assets                 2.79%      2.97%      2.97%      2.61%     3.24%          3.42%
Ratio of expenses without waivers, reimbursements and earnings
    credits to average net assets                                    0.83%      0.73%      0.72%      0.71%     0.70%          0.70%
Ratio of net investment income without waivers, reimbursements and
    earnings credits to average net assets                           2.70%      2.83%      2.84%      2.49%     3.13%          3.31%

(1)  Formerly Chase Vista New York Tax Free Money Market Fund: Vista Shares.
(2)  For semi-annual period (unaudited).

JPMORGAN PRIME MONEY MARKET FUND(1)

                                                                                            CLASS B SHARES
                                                                   -----------------------------------------------------------------
                                                                      YEAR      YEAR      YEAR        YEAR       YEAR  SIX MONTHS(2)
                                                                     ENDED     ENDED     ENDED       ENDED      ENDED          ENDED
PER SHARE OPERATING PERFORMANCE:                                   8/31/96   8/31/97    8/31/98     8/31/99   8/31/00        2/28/01
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $1.00     $1.00      $1.00       $1.00     $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------
    Income from investment operations:
      Net investment income                                           0.04      0.04       0.05        0.04      0.05           0.03
    Less distributions:
      Dividends from net investment income                            0.04      0.04       0.05        0.04      0.05           0.03
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $1.00     $1.00      $1.00       $1.00     $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         4.25%     4.33%      4.60%       4.07%     4.97%          2.66%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                                   $16       $10        $29         $36       $11            $12
Ratio of expenses to average net assets                              1.47%     1.35%      1.25%       1.25%     1.25%          1.24%
Ratio of net investment income to average net assets                 4.17%     4.27%      4.49%       4.00%     4.87%          5.25%
Ratio of expenses without waivers, reimbursements and earnings
    credits to average net assets                                    1.71%     1.53%      1.50%       1.47%     1.27%          1.25%
Ratio of net investment income without waivers, reimbursements and
    earnings credits to average net assets                           3.93%     4.09%      4.24%       3.78%     4.85%          5.24%

(1) Formerly Chase Vista Prime Money Market Fund: Vista Shares.
(2) For semi-annual period (unaudited).

JPMORGAN PRIME MONEY MARKET FUND

                                                                         CLASS C SHARES                       MORGAN SHARES(1)
                                                            ------------------------------------------ ----------------------------
                                                            5/14/98(3)     YEAR     YEAR SIX MONTHS(2) 10/1/98(3)     YEAR
                                                               THROUGH    ENDED    ENDED         ENDED    THROUGH    ENDED ENDED(2)
PER SHARE OPERATING PERFORMANCE:                               8/31/98  8/31/99  8/31/00       2/28/01    8/31/99  8/31/00  2/28/01
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $1.00    $1.00    $1.00         $1.00      $1.00    $1.00    $1.00
-----------------------------------------------------------------------------------------------------------------------------------
    Income from investment operations:
       Net investment income                                      0.01     0.04     0.05          0.03       0.04     0.06     0.03
    Less distributions:
       Dividends from net investment income                       0.01     0.04     0.05          0.03       0.04     0.06     0.03
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $1.00    $1.00    $1.00         $1.00      $1.00    $1.00    $1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                                  1.29%    3.85%    4.95%         2.68%      4.26%    5.65%    2.99%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                                $1       $1       $+            $+       $515   $1,475  $10,209
Ratio of expenses to average net assets(5)                       1.50%    1.45%    1.26%         1.24%      0.59%    0.59%    0.59%
Ratio of net investment income to average net assets(5)          4.21%    3.75%    4.86%         5.25%      4.61%    5.53%    5.90%
Ratio of expenses without waivers, reimbursements and
     earnings credits to average net assets(5)                   1.50%    1.45%    1.26%         1.25%      0.72%    0.61%    0.60%
Ratio of net investment income without waivers,
     reimbursements and earnings credits to average
     net assets(5)                                               4.21%    3.75%    4.86%         5.24%      4.48%    5.51%    5.89%

(1)  Formerly Chase Vista Prime Money Market Fund: Vista Shares.
(2)  For semi-annual period (unaudited).
(3)  Commencement of offering shares.
(4) Total returns are calculated before taking into account effect of deferred sales charge.
(5)  Short periods have been annualized.
+    Amount rounds to less than one million.

JPMORGAN TAX FREE MONEY MARKET FUND(1)

                                                                      YEAR      YEAR      YEAR       YEAR       YEAR  SIX MONTHS(2)
                                                                     ENDED     ENDED     ENDED      ENDED      ENDED          ENDED
PER SHARE OPERATING PERFORMANCE:                                   8/31/96   8/31/97   8/31/98    8/31/99    8/31/00        2/28/01
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $1.00     $1.00     $1.00      $1.00      $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                           0.03      0.03      0.03       0.03       0.03           0.02
   Less distributions:
      Dividends from net investment income                            0.03      0.03      0.03       0.03       0.03           0.02
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $1.00     $1.00     $1.00      $1.00      $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         2.92%     3.12%     3.10%      2.73%      3.37%          1.78%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                                  $574      $566      $733       $754       $895           $973
Ratio of expenses to average net assets                              0.69%     0.59%     0.59%      0.59%      0.59%          0.59%
Ratio of net investment income to average net assets                 2.89%     3.08%     3.05%      2.68%      3.33%          3.56%
Ratio of expenses without waivers, reimbursements and earnings
   credits to average net assets                                     0.80%     0.73%     0.72%      0.73%      0.75%          0.70%
Ratio of net investment income without waivers, reimbursements and
   earnings credits to average net assets                            2.78%     2.94%     2.92%      2.54%      3.17%          3.45%

(1) Formerly Chase Vista Tax Free Money Market Fund: Vista Shares
(2) For semi-annual period (unaudited).

JPMORGAN TREASURY PLUS MONEY MARKET FUND(1)

                                                                 5/6/96(2)      YEAR      YEAR      YEAR      YEAR  SIX MONTHS(3)
                                                                     ENDED     ENDED     ENDED     ENDED     ENDED          ENDED
PER SHARE OPERATING PERFORMANCE:                                   8/31/96   8/31/97   8/31/98   8/31/99   8/31/00        2/28/01
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $1.00     $1.00     $1.00     $1.00     $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
     Net investment income                                            0.02      0.05      0.05      0.04      0.05           0.03
  Less distributions:
     Dividends from net investment income                             0.02      0.05      0.05      0.04      0.05           0.03
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $1.00     $1.00     $1.00     $1.00     $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         1.50%     4.89%     5.05%     4.39%     5.29%          2.86%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                                $1,382    $1,606    $1,316    $1,734    $1,367         $1,391
Ratio of expenses to average net assets(4)                           0.59%     0.59%     0.59%     0.59%     0.59%          0.59%
Ratio of net investment income to average net assets(4)              4.63%     4.79%     4.92%     4.27%     5.14%          5.70%
Ratio of expenses without waivers, reimbursements and earnings
  credits to average net assets(4)                                   0.73%     0.70%     0.70%     0.69%     0.71%          0.70%
Ratio of net investment income without waivers, reimbursements
  and earnings credits to average net assets(4)                      4.49%     4.68%     4.81%     4.17%     5.02%          5.59%

(1) Formerly Chase Vista Treasury Plus Money Market Fund: Vista Shares
(2) Commencement of offering shares.
(3) For the semi-annual period (unaudited).
(4) Short periods have been annualized.

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND(1)

                                                                      YEAR      YEAR      YEAR       YEAR      YEAR  SIX MONTHS(2)
                                                                     ENDED     ENDED     ENDED      ENDED     ENDED          ENDED
PER SHARE OPERATING PERFORMANCE:                                   8/31/96   8/31/97   8/31/98    8/31/99   8/31/00        2/28/01
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $1.00     $1.00     $1.00      $1.00     $1.00          $1.00
----------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
     Net investment income                                            0.05      0.05      0.05       0.04      0.05           0.03
 Less distributions:
     Dividends from net investment income                             0.05      0.05      0.05       0.04      0.05           0.03
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $1.00     $1.00     $1.00      $1.00     $1.00          $1.00
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         4.97%     5.04%     5.14%      4.55%     5.48%          2.91%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                                $2,057    $2,139    $3,033     $3,538    $3,398         $3,956
Ratio of expenses to average net assets                              0.65%     0.59%     0.59%      0.59%     0.59%          0.59%
Ratio of net investment income to average net assets                 4.83%     4.93%     5.01%      4.46%     5.35%          5.78%
Ratio of expenses without waivers, reimbursements and earnings
  credits to average net assets                                      0.73%     0.72%     0.70%      0.69%     0.69%          0.68%
Ratio of net investment income without waivers, reimbursements and
  earnings credits to average net assets                             4.75%     4.80%     4.90%      4.36%     5.25%          5.69%

(1) Formerly Chase Vista U.S. Government Money Market Fund: Vista Shares.
(2) For semi-annual period (unaudited).

How To Reach Us


MORE INFORMATION
You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It's incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
210 WEST 10TH STREET
8TH FLOOR
KANSAS CITY, MO 64105

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public
Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.



           The Fund's Investment Company Act File No. is 811-8358.

       (C) 2001 JPMorgan Chase & Co. All Rights Reserved. March 2001


                                                                       RH-MM-701

                                                    PROSPECTUS SEPTEMBER__, 2001
                                      SUBJECT TO COMPLETION, DATED JULY 27, 2001


JPMORGAN MONEY MARKET FUNDS

THIS PROSPECTUS OFFERS: AGENCY SHARES


100% U.S. TREASURY SECURITIES MONEY MARKET FUND

FEDERAL MONEY MARKET FUND

PRIME MONEY MARKET FUND

TAX FREE MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND



The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.




The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell nor does it seek an offer to buy these securities in any state where the offer or sale is not permitted.

                                                          [LOGO]JPMORGAN Fleming
                                                                Asset Management

100% U.S. TREASURY SECURITIES MONEY MARKET FUND     1

FEDERAL MONEY MARKET FUND                           6

PRIME MONEY MARKET FUND                            11

TAX FREE MONEY MARKET FUND                         15

TREASURY PLUS MONEY MARKET FUND                    20

U.S. GOVERNMENT MONEY MARKET FUND                  25

THE FUNDS' MANAGEMENT AND ADMINISTRATION           30

HOW YOUR ACCOUNT WORKS                             31

   BUYING FUND SHARES                              31

   SELLING FUND SHARES                             32

   EXCHANGING FUND SHARES                          32

   OTHER INFORMATION CONCERNING THE FUNDS          33

   DISTRIBUTIONS AND TAXES                         34

WHAT THE TERMS MEAN                                35

FINANCIAL HIGHLIGHTS                               36

HOW TO REACH US                            BACK COVER

JPMORGAN 100% U.S. TREASURY
         SECURITIES MONEY MARKET FUND


THE FUND'S OBJECTIVE

THE FUND AIMS TO PROVIDE THE HIGHEST POSSIBLE LEVEL OF CURRENT INCOME WHILE STILL MAINTAINING LIQUIDITY AND PROVIDING MAXIMUM SAFETY OF PRINCIPAL.


THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government and it does not enter into repurchase agreements.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and market sectors.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.


[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Agency Shares (formerly Institutional Shares prior to the date of this prospectus). The performance of the Fund prior to 6/3/96 is based on the Morgan Shares, a related class of shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last nine calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.37%.

[CHART]

YEAR-BY-YEAR RETURNS(1,2)

1992       3.35%
1993       2.60%
1994       3.50%
1995       5.17%
1996       4.94%
1997       5.24%
1998       5.23%
1999       4.62%
2000       5.85%

------------------------------------
 BEST QUARTER                1.54%
------------------------------------
                 4th quarter, 2000
------------------------------------
 WORST QUARTER               0.63%
------------------------------------
                 2nd quarter, 1993


AVERAGE ANNUAL TOTAL RETURN (%)
For periods ended December 31, 2000(1)

                                                                         LIFE OF
                                      PAST 1 YEAR      PAST 5 YEARS      THE FUND
-----------------------------------------------------------------------------------
 AGENCY SHARES (AFTER EXPENSES)       5.85             5.18              4.50
-----------------------------------------------------------------------------------

(1) THE AGENCY SHARES, FORMER INSTITUTIONAL SHARES, COMMENCED OPERATIONS ON 6/3/96. FOR THE PERIOD 11/30/91 TO 6/2/96, RETURNS REFLECT PERFORMANCE THE HANOVER 100% TREASURY SECURITIES MONEY MARKET FUND, WHICH MERGED WITH CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND (VISTA SHARES) WHICH AS OF THE DATE OF THIS PROSPECTUS, WILL BE NAMED JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND (MORGAN SHARES). THE FUND'S MORGAN SHARES ARE PRESENTED IN A DIFFERENT PROSPECTUS. THESE RETURNS REFLECT LOWER OPERATING EXPENSES THAN THOSE OF THE AGENCY SHARES. THEREFORE, THE RETURNS OF AGENCY SHARES WOULD HAVE BEEN LOWER HAD IT EXISTED DURING THE SAME PERIOD.

(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR AGENCY SHARES

The expenses of the Agency Shares before and after reimbursement are shown below. The Agency Shares have no sale, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.



ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                       0.10
 DISTRIBUTION (RULE 12b-1) FEES                        NONE
 SHAREHOLDER SERVICE FEES                              0.10
 OTHER EXPENSES(3)                                     0.14
 TOTAL ANNUAL OPERATING EXPENSES                       0.34
 FEE WAIVERS AND EXPENSES REIMBURSEMENTS(4)           (0.09)
 NET EXPENSES(4)                                       0.25

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through a service organization.



(3) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(4) REFLECTS A WRITTEN AGREEMENT BY THE CHASE MANHATTAN BANK THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE AGENCY SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.25% OF ITS AVERAGE DAILY NET ASSETS FOR A PERIOD OF ONE YEAR TO EXPIRE ON 9/7/02.

EXPENSE EXAMPLE(4)

This example is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- all dividends are reinvested

- net expenses for one year and total annual operating expenses thereafter, and

- all shares sold at the end of the period


The example is for comparison only, the actual return of the Agency Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------
 YOUR COST(S)                   26         100         182         422
------------------------------------------------------------------------------

JPMORGAN FEDERAL MONEY MARKET FUND
(FORMERLY JPMORGAN FEDERAL MONEY MARKET FUND II)


THE FUND'S OBJECTIVE

THE FUND AIMS TO PROVIDE CURRENT INCOME WHILE STILL PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests exclusively in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes. The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.



[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Agency Shares (formerly Institutional Shares prior to the date of this prospectus). The bar chart shows how the performance of the Fund has varied from year to year for each of the last six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return for the past year, five years and the life of the Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.48%.

[CHART]

YEAR-BY-YEAR RETURNS(1,2)

1995       5.71%
1996       5.24%
1997       5.43%
1998       5.32%
1999       4.98%
2000       6.14%

-------------------------------
BEST QUARTER            1.58%
-------------------------------
            3rd quarter, 2000

            4th quarter, 2000
-------------------------------
WORST QUARTER           1.16%
-------------------------------
            1st quarter, 1999


AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)

                                                                          LIFE OF
                                        PAST 1 YEAR     PAST 5 YEARS      THE FUND
------------------------------------------------------------------------------------
AGENCY SHARES (AFTER EXPENSES)          6.14            5.42              5.39
------------------------------------------------------------------------------------

(1) THE AGENCY SHARES, FORMER INSTITUTIONAL SHARES, COMMENCED OPERATIONS ON 4/20/94.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR AGENCY SHARES

The expenses of the Agency Shares before and after reimbursement are shown below. The Agency Shares have no sale, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.



ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                       0.10
 DISTRIBUTION (RULE 12b-1) FEES                                        None
 SHAREHOLDER SERVICE FEES                                              0.10
 OTHER EXPENSES(2)                                                     0.13
 TOTAL ANNUAL OPERATING EXPENSES                                       0.33
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(4)                            (0.07)
 NET EXPENSES(4)                                                       0.26

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through a service organization.



(3) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
(4) REFLECTS A WRITTEN AGREEMENT BY THE CHASE MANHATTAN BANK THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE AGENCY SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.26% OF THEIR AVERAGE DAILY NET ASSETS FOR A PERIOD OF ONE YEAR TO EXPIRE ON 9/7/02.

EXPENSE EXAMPLE(4)

This example is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- all dividends reinvested

- net expenses for one year and total annual operating expenses thereafter, and

- all shares sold at the end of the period.


The example is for comparison only, the actual return of the Agency Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------
 YOUR COST($)                   27         99          178         411
------------------------------------------------------------------------------

JPMORGAN PRIME MONEY MARKET FUND
(FORMERLY JP MORGAN PRIME MONEY MARKET FUND II)


THE FUND'S OBJECTIVE

THE FUND AIMS TO PROVIDE THE HIGHEST POSSIBLE LEVEL OF CURRENT INCOME WHILE STILL MAINTAINING LIQUIDITY AND PRESERVING CAPITAL.


THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

  - other U.S. or foreign commercial banks which the Fund's adviser, JPMFAM
    (USA), judge to have comparable credit standing

- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the advisor.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.


[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Agency Shares (formerly Institutional Shares prior to the date of this prospectus). The performance of the Fund prior to 4/26/94 is based on the Premier Shares, a related class of shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.55%

[CHART]

YEAR-BY-YEAR RETURNS(1,2)

1994       4.21%
1995       5.84%
1996       5.40%
1997       5.58%
1998       5.53%
1999       5.17%
2000       6.38%

-----------------------------------
BEST QUARTER                1.64%
-----------------------------------
                3rd quarter, 2000
-----------------------------------
WORST QUARTER               0.75%
-----------------------------------
                1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURN (%)
For the periods ended December 31, 2000(1)

                                                                     LIFE OF THE
                                      PAST 1 YR.    PAST 5 YRS.      FUND
---------------------------------------------------------------------------------
AGENCY SHARES (AFTER EXPENSES)        6.38          5.61             5.39
---------------------------------------------------------------------------------

(1) THE AGENCY SHARES, FORMER INSTITUTIONAL SHARES, COMMENCED OPERATIONS ON 4/26/94. FOR THE PERIOD 11/15/93 TO 4/25/94, RETURNS REFLECT PERFORMANCE OF JPMORGAN PRIME MONEY MARKET FUND (PREMIER SHARES). THESE RETURNS REFLECT LOWER OPERATING EXPENSES THAN THOSE OF THE AGENCY SHARES. THEREFORE, THE RETURNS OF AGENCY SHARES WOULD HAVE BEEN LOWER HAD IT EXISTED DURING THE SAME PERIOD.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR AGENCY SHARES

The expenses of the Agency Shares before and after reimbursement are shown below. The Agency Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                       0.10
 DISTRIBUTION (RULE 12b-1) FEES                                        NONE
 SHAREHOLDER SERVICE FEES                                              0.10
 OTHER EXPENSES(3)                                                     0.12
 TOTAL ANNUAL OPERATING EXPENSES                                       0.32
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(4)                            (0.06)
 NET EXPENSES(4)                                                       0.26

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through a service organization.

(3) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(4) REFLECTS A WRITTEN AGREEMENT BY THE CHASE MANHATTAN BANK THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE AGENCY SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.26% OF ITS AVERAGE DAILY NET ASSETS FOR ONE YEAR AND 0.30% FOR THE SECOND AND THIRD YEARS TO EXPIRE ON 9/7/04.

EXPENSE EXAMPLE(4)

The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- all dividends reinvested

- net expenses for three years and total annual operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Agency Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 YOUR COST ($)                  27         92          169         396
-----------------------------------------------------------------------------

JPMORGAN TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE

THE FUND AIMS TO PROVIDE THE HIGHEST POSSIBLE LEVEL OF CURRENT INCOME WHICH IS EXCLUDED FROM GROSS INCOME, WHILE STILL PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.


THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the alternative minimum tax on individuals.

As a fundamental policy, the Fund will invest at least 80% of its net assets in municipal obligations. The remaining 20% of net assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM (USA).

The dollar-weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The fund may change any of these investment policies (including its investment objective) without shareholder approval.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities. If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Agency Shares (formerly Institutional Shares prior to the date of this prospectus). The performance of the Fund prior to 11/4/93 is based on the Premier Shares, a related class of shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and ten years.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 1.64%.

[CHART]

YEAR-BY-YEAR RETURNS(1,2)

1991       4.38%
1992       2.83%
1993       2.15%
1994       2.67%
1995       3.68%
1996       3.31%
1997       3.50%
1998       3.33%
1999       3.11%
2000       3.99%

-----------------------------------
BEST QUARTER                1.16%
-----------------------------------
                1st quarter, 1991
-----------------------------------
WORST QUARTER               0.51%
-----------------------------------
                1st quarter, 1993


AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)

                                       PAST 1 YEAR       PAST 5 YEARS       PAST 10 YEARS
-------------------------------------------------------------------------------------------
AGENCY SHARES (AFTER EXPENSES)         3.99              3.45               3.30
-------------------------------------------------------------------------------------------

(1) THE AGENCY SHARES, FORMER INSTITUTIONAL SHARES, COMMENCED OPERATIONS ON 11/4/93. FOR THE PERIOD 1/1/91 TO 11/3/93, RETURNS REFLECT PERFORMANCE OF JPMORGAN TAX FREE MONEY MARKET FUND (PREMIER SHARES). THESE RETURNS REFLECT LOWER OPERATING EXPENSES THAN THOSE OF THE AGENCY SHARES. THEREFORE, THE RETURNS OF AGENCY SHARES WOULD HAVE BEEN LOWER HAD IT EXISTED DURING THE SAME PERIOD.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR AGENCY SHARES

The expenses of the Agency Shares before and after reimbursement are shown below. The Agency Shares have no sale, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.


ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                       0.10
 DISTRIBUTION (RULE 12b-1) FEES                                        NONE
 SHAREHOLDER SERVICE FEES                                              0.10
 OTHER EXPENSES(3)                                                     0.19
 TOTAL ANNUAL OPERATING EXPENSES                                       0.39
 FEE WAIVERS AND EXPENSES REIMBURSEMENTS(4)                           (0.13)
 NET EXPENSES(4)                                                       0.26

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through a service organization.

(3) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
(4) REFLECTS A WRITTEN AGREEMENT BY THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE AGENCY SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.26% OF ITS AVERAGE DAILY NET ASSETS FOR A PERIOD OF ONE YEAR TO EXPIRE ON 9/7/02.

EXPENSE EXAMPLE(4)

This example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- net expenses for one year and total annual operating expenses thereafter, and

- all shares sold at the end of the period.

The example is for comparison only, the actual return of the Agency Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 YOUR COST(S)                   27         112         206         480
-----------------------------------------------------------------------------

JPMORGAN TREASURY PLUS MONEY MARKET FUND

THE FUND'S OBJECTIVE

THE FUND AIMS TO PROVIDE THE HIGHEST POSSIBLE LEVEL OF CURRENT INCOME WHILE STILL MAINTAINING LIQUIDITY AND PRESERVING CAPITAL.


THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests at least 65% of its net assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these investments. These debt securities carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers JPMFAM (USA).

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.


[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Agency Shares (formerly Institutional Shares prior to the date of this prospectus). The bar chart shows how the performance of the Fund has varied from year to year for each of the last six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return for the past year, five years and the life of the Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.33%.

[CHART]

YEAR-BY-YEAR RETURNS(1,2)

-------------------------------------
BEST QUARTER                 1.60%
-------------------------------------
                 4th quarter, 2000
-------------------------------------
WORST QUARTER                1.10%
-------------------------------------
                 1st quarter, 1999

AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)

                                                                       LIFE OF
                                      PAST 1 YEAR     PAST 5 YEARS     THE FUND
---------------------------------------------------------------------------------
AGENCY SHARES (AFTER EXPENSES)        6.11            5.34             5.28
---------------------------------------------------------------------------------

(1) THE AGENCY SHARES, FORMERLY INSTITUTIONAL SHARES, COMMENCED OPERATIONS ON 4/20/94.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR AGENCY SHARES

The expenses of the Agency Shares before and after reimbursement are shown below. The Agency Shares have no sale, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.



ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                       0.10
 DISTRIBUTION (RULE 12b-1) FEES                                        None
 SHAREHOLDER SERVICE FEES                                              0.10
 OTHER EXPENSES(3)                                                     0.15
 TOTAL ANNUAL OPERATING EXPENSES                                       0.35
 FEE WAVIERS AND EXPENSES REIMBURSEMENTS(4)                           (0.10)
 NET EXPENSES(4)                                                       0.25

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through a service organization.

(3) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
(4) REFLECTS A WRITTEN BY THE CHASE MANHATTAN BANK THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE AGENCY SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.25% OF ITS AVERAGE DAILY NET ASSETS FOR A PERIOD OF ONE YEAR TO EXPIRE ON 9/7/02.

EXPENSE EXAMPLE(4)

This example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- all dividends reinvested

- net expenses for one year and total annual operating expenses thereafter, and

- all shares sold at the end of the period.


The example is for comparison only, the actual return of the Agency Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------
 YOUR COST(S)                   26         102         186         433
------------------------------------------------------------------------------

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S OBJECTIVE

THE FUND AIMS TO PROVIDE THE HIGHEST POSSIBLE LEVEL OF CURRENT INCOME WHILE STILL MAINTAINING LIQUIDITY AND PRESERVING CAPITAL.


THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests substantially all its assets in:

- debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

- repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers, JPMFAM (USA).

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (except its investment objective) without shareholder approval.

The fund may change any of these investment policies (including its investment objective) without shareholder approval.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally


[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.


[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Agency Shares (formerly Institutional Shares prior to the date of this prospectus). The performance of the Fund prior to 12/10/93 is based on the historical performance of Premier Shares, a related class of shares. The bar chart shows how the performance of the Fund has varied from year to year for each of the last ten years calendar. This provides some indication of the risks of investing in the Fund. The table shows the average annual return for the past year, five years and ten years.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.43%.

[CHART]

YEAR-BY-YEAR RETURNS(1,2)

1991          5.81%
1992          3.40%
1993          2.71%
1994          4.12%
1995          5.83%
1996          5.33%
1997          5.46%
1998          5.38%
1999          4.97%
2000          6.25%

------------------------------------
BEST QUARTER                 1.61%
------------------------------------
                 3rd quarter, 2000
                 4th quarter, 2000
------------------------------------
WORST QUARTER                0.66%
------------------------------------
                 2nd quarter, 1993


AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)

                                      PAST 1 YEAR     PAST 5 YEARS    PAST 10 YEARS
-------------------------------------------------------------------------------------
AGENCY SHARES (AFTER EXPENSES)        6.25            5.48            4.92
-------------------------------------------------------------------------------------

(1) THE AGENCY SHARES, FORMERLY INSTITUTIONAL SHARES, COMMENCED OPERATIONS ON 12/10/93. FOR THE PERIOD 1/1/91 TO 12/9/93 RETURNS REFLECT PERFORMANCE OF JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND (PREMIER SHARES). THESE RETURNS REFLECT LOWER OPERATING EXPENSES THAN THOSE OF THE AGENCY SHARES. THEREFORE, THE RETURNS OF AGENCY SHARES WOULD HAVE BEEN LOWER HAD IT EXISTED DURING THE SAME PERIOD.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR AGENCY SHARES

The actual expenses of the Agency Shares before and after reimbursement are shown below. The Agency Shares have no sale, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.


ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                       0.10
 DISTRIBUTION (RULE 12b-1) FEES                                        None
 SHAREHOLDER SERVICE FEES                                              0.10
 OTHER EXPENSES(3)                                                     0.12
 TOTAL ANNUAL OPERATING EXPENSES                                       0.32
 FEE WAIVERS AND EXPENSES REIMBURSEMENTS(4)                           (0.06)
 NET EXPENSES(4)                                                       0.26

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through a service organization.

(3) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE AGENCY SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.26% OF THEIR AVERAGE DAILY NET ASSETS FOR A PERIOD OF ONE YEAR TO EXPIRE ON 9/7/02.

EXPENSE EXAMPLE(4)

This example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- all dividends reinvested

- net expenses for one year and total annual operating expenses thereafter, and

- all shares sold at the end of the period.

The example is for comparison only, the actual return of the Agency Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------
YOUR COST(S)                    27         97          174         400
------------------------------------------------------------------------------

THE FUNDS' MANAGEMENT AND ADMINISTRATION

Each Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The trusts are all governed by the same trustees. The trustees are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) provides the Funds with investment advice and supervision. JPMFAM (USA) is located at 522 5th Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan
Bank.

For the fiscal year ended August 31, 2000, the adviser was paid management fee (net of waivers) as a percentage of average net assets as follows:

 FUND                                    %
 100% U.S. TREASURY SECURITIES
 MONEY MARKET FUND                       0.10

 FEDERAL MONEY MARKET FUND               0.10

 PRIME MONEY MARKET FUND                 0.10

 TAX FREE MONEY MARKET FUND              0.10

 TREASURY PLUS MONEY MARKET FUND         0.10

 U.S. GOVERNMENT MONEY
 MARKET FUND                             0.10

THE FUNDS' ADMINISTRATOR

The Chase Manhattan Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average net assets of all money market funds in the JPMorgan Funds complex plus 0.05% of average net assets over $100 billion.

The Funds have agreements with certain shareholder servicing agents (including The Chase Manhattan Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.10% of the average daily net assets of the Agency Shares of each Fund held by investors serviced by the shareholder servicing agent.

JPMFAM (USA) and/or J.P. Morgan Fund Distributors, Inc. (JPMFD), each Fund's distributor, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

JPMFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS


BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy Agency Shares of these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund seeks to maintain a stable NAV of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price a Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated by 5:00 p.m. Eastern time each day the Fund is accepting orders. You'll pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.


INVESTING THROUGH A SERVICE ORGANIZATION

Prospective investors may only purchase shares of a Fund with the assistance of a service organization. Your service organization is paid by a Fund to assist you in establishing your account, executing transactions, and monitoring your investment. The minimum amount for initial investments in each Fund by a service organization is $10,000,000 and for additional investments $25,000, although these minimums may be less for some investors. Service organizations may provide the following services in connection with their customers' investments in a
Fund:

- Acting, directly or through an agent, as the sole shareholder of record

- Maintaining account records for customers

- Processing orders to purchase, redeem or exchange shares for customers

- Responding to inquiries from shareholders

- Assisting customers with investment procedures.

Shares are available on any business day the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by a Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price. Service organizations will be responsible for transmitting accepted orders and payments to a Fund by the cut-off time.

Normally, the cut-off (in Eastern time) is:

 100% U.S. TREASURY
 SECURITIES MONEY
 MARKET FUND                              NOON

 FEDERAL MONEY
 MARKET FUND                              2:00 P.M.

 PRIME MONEY MARKET FUND                  5:00 P.M.

 TAX FREE MONEY
 MARKET FUND                              NOON

 TREASURY PLUS MONEY MARKET FUND          5:00 P.M.

 U.S. GOVERNMENT
 MONEY MARKET FUND                        4:00 P.M.


The service organization could set earlier cut-off times. The Fund may close earlier a few days each year if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account.

Each Fund has the right to reject any purchase order.

 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
--------------------------------------------------------------------------------
 THE JPMORGAN FUNDS SERVICE CENTER
--------------------------------------------------------------------------------
 1-800-348-4782
--------------------------------------------------------------------------------

Your service organization may charge you a fee and may offer additional services, such as special purchase redemption programs, "sweep" programs, cash advances and redemption checks. Your service organization may set different minimum investments and earlier cut-off times.


SELLING FUND SHARES

When you sell your shares you'll receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage a Fund. If you purchase your shares by uncertified check, you cannot sell those shares until 15 calendar days after your purchase.

We will need the names of the registered shareholders and your account number before we can sell your shares. We will send the proceeds from the sale to you on the same day if we receive your request before each Fund's cut-off time. The money will be sent the next day for requests we receive after this deadline. Federal law allows the Fund to suspend a sale or postpone payment for more than seven business days under unusual circumstances.


SELLING SHARES THROUGH YOUR SERVICE ORGANIZATION

Tell your service organization that you want to sell shares. They'll send all necessary documents to the JPMorgan Funds Service Center.


REDEMPTIONS-IN-KIND

Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.


EXCHANGING SHARES

You can exchange your shares for shares in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds may close your account if the balance falls below the minimum because you've sold shares. The Funds may also close the account if you fail to meet the investment minimum over a 12-month period. The Funds will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if a Fund takes reasonable precautions. Each Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:
JPMORGAN FUNDS SERVICE CENTER
210 WEST 10TH STREET, 8TH FLOOR
KANSAS CITY, MO 64105

Each Fund may issue multiple classes of shares. This prospectus relates only to Agency shares of a Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Funds can earn income and can realize capital gain. The Funds deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds does not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

WHAT THE TERMS MEAN


ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The following tables provide selected per share data and ratios for one Agency Shares outstanding throughout each period shown.

This information is supplemented by the financial statements including accompanying notes appearing in the Fund's Annual and Semi- Report to Shareholders which are incorporated by reference into the SAI. Shareholders may obtain a copy of the reports by contacting the Fund or their Shareholder Servicing Agent.

This information has been audited, except as noted, by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND(1)

                                                               6/30/96(2)     YEAR      YEAR       YEAR       YEAR   SIX MONTHS(3)
                                                                THROUGH      ENDED     ENDED      ENDED      ENDED           ENDED
PER SHARE OPERATING PERFORMANCE:                                8/31/96    8/31/97   8/31/98    8/31/99    8/31/00         2/28/01
Net asset value,  beginning of period                             $1.00      $1.00     $1.00      $1.00      $1.00           $1.00

   Income from investment operations:
     Net investment income                                         0.01       0.05      0.05       0.05       0.05            0.03

   Less distributions:
     Dividends from net investment income                          0.01       0.05      0.05       0.05       0.05            0.03

Net asset value, end of period                                    $1.00      $1.00     $1.00      $1.00      $1.00           $1.00

TOTAL RETURN                                                      1.23%      5.20%     5.30%      4.67%      5.38%           2.96%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (millions)                                 $1        $81    $1,796       $895       $872          $1,722

Ratio of expenses to average net assets(4)                        0.21%      0.27%     0.21%      0.24%      0.25%           0.25%

Ratio of net investment income to average net assets(4)           3.65%      5.06%     5.13%      4.51%      5.26%           5.88%

Ratio of expenses without waivers, reimbursements and
 earnings credits to average net assets(4)                        0.21%      0.27%     0.25%      0.32%      0.34%           0.34%

Ratio of net investment income without waivers,
 reimbursements and earnings credits to average
 net assets(4)                                                    3.65%      5.06%     5.09%      4.43%      5.17%           5.79%

(1) Formerly Chase Vista 100% U.S. Treasury Securities Money Market Fund:
    Institutional Shares.
(2) Commencement of offering shares.
(3) For semi-annual period (unaudited).
(4) Short periods have been annualized.

JPMORGAN FEDERAL MONEY MARKET FUND(1)

                                                                  YEAR        YEAR      YEAR       YEAR       YEAR   SIX MONTHS(2)
                                                                 ENDED       ENDED     ENDED      ENDED      ENDED           ENDED
PER SHARE OPERATING PERFORMANCE                                8/31/96     8/31/97   8/31/98    8/31/99    8/31/00         2/28/01
Net asset value,  beginning of period                            $1.00       $1.00     $1.00      $1.00      $1.00           $1.00

   Income from investment operations:
     Net investment income                                        0.05        0.05      0.05       0.05       0.06            0.03

   Less distributions:
     Dividends from net investment income                         0.05        0.05      0.05       0.05       0.06            0.03

Net asset value, end of period                                   $1.00       $1.00     $1.00      $1.00      $1.00           $1.00

TOTAL RETURN                                                     5.35%       5.35%     5.46%      4.92%      5.75%           3.05%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (millions)                              $141        $131      $198       $248       $287            $907

Ratio of expenses to average net assets                          0.30%       0.27%     0.27%      0.26%      0.26%           0.26%

Ratio of net investment income to average net assets             5.20%       5.23%     5.32%      4.79%      5.61%           6.05%

Ratio of expenses without waivers, reimbursements
 and earnings credits to average net assets                      0.30%       0.27%     0.27%      0.34%      0.34%           0.33%

Ratio of net investment income without waivers,
 reimbursements and earnings credits to average
 net assets                                                      5.20%       5.23%     5.32%      4.71%      5.53%           5.98%

(1) Formerly Chase Vista Federal Money Market Fund: Institutional Shares.
(2) For semi-annual period (unaudited).

JPMORGAN PRIME MONEY MARKET FUND(1)

                                                                  YEAR        YEAR      YEAR       YEAR       YEAR   SIX MONTHS(2)
                                                                 ENDED       ENDED     ENDED      ENDED      ENDED           ENDED
PER SHARE OPERATING PERFORMANCE                                8/31/96     8/31/97   8/31/98    8/31/99    8/31/00         2/28/01
Net asset value, beginning of period                             $1.00       $1.00     $1.00      $1.00      $1.00           $1.00

   Income from investment operations:
     Net investment income                                        0.05        0.05      0.06       0.05       0.06            0.03

   Less distributions:
     Dividends from net investment income                         0.05        0.05      0.06       0.05       0.06            0.03

Net asset value, end of period                                   $1.00       $1.00     $1.00      $1.00      $1.00           $1.00

TOTAL RETURN                                                     5.51%       5.49%     5.65%      5.10%      6.01%           3.15%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (millions)                              $725      $1,348    $4,722     $8,161     $9,430         $17,338

Ratio of expenses to average net assets(3)                       0.26%       0.25%     0.24%      0.26%      0.26%           0.26%

Ratio of net investment income to average net assets(3)          5.33%       5.37%     5.50%      4.96%      5.86%           6.23%

Ratio of expenses without waivers, reimbursements and
 earnings credits to average net assets(3)                       0.26%       0.25%     0.24%      0.33%      0.33%           0.33%

Ratio of net investment income without waivers,
 reimbursements and earnings credits to average
 net assets(3)                                                   5.33%       5.37%     5.50%      4.89%      5.79%           6.16%

(1) Formerly Chase Vista Prime Money Market Fund: Institutional Shares.
(2) For semi-annual period (unaudited).
(3) Short periods have been annualized.

JPMORGAN TAX FREE MONEY MARKET FUND(1)

                                                                  YEAR        YEAR      YEAR       YEAR       YEAR   SIX MONTHS(2)
                                                                 ENDED       ENDED     ENDED      ENDED      ENDED           ENDED
PER SHARE OPERATING PERFORMANCE                                8/31/96     8/31/97   8/31/98    8/31/99    8/31/00         2/28/01
Net asset value, beginning of period                             $1.00       $1.00     $1.00      $1.00      $1.00           $1.00

   Income from investment operations:
     Net investment income                                        0.03        0.04      0.03       0.03       0.04            0.02

   Less distributions:
     Dividends from net investment income                         0.03        0.04      0.03       0.03       0.04            0.02

Net asset value, end of period                                   $1.00       $1.00     $1.00      $1.00      $1.00           $1.00

TOTAL RETURN                                                     3.40%       3.45%     3.45%      3.07%      3.71%           1.95%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (millions)                              $149        $286      $410       $476       $640            $704

Ratio of expenses to average net assets(3)                       0.31%       0.26%     0.26%      0.26%      0.26%           0.26%

Ratio of net investment income to average
 net assets(3)                                                   3.33%       3.41%     3.37%      3.01%      3.67%           3.88%

Ratio of expenses without waivers,
 reimbursements and earnings credits to
 average net assets(3)                                           0.31%       0.26%     0.26%      0.35%      0.39%           0.35%

Ratio of net investment income without
 waivers, reimbursements and earnings
 credits to average net assets(3)                                3.33%       3.41%     3.37%      2.92%      3.54%           3.79%

(1) Formerly Chase Vista Tax Free Money Market Fund: Institutional Shares.
(2) For semi-annual period (unaudited).
(3) Short periods have been annualized.

JPMORGAN TREASURY PLUS MONEY MARKET FUND(1)

                                                                  YEAR        YEAR      YEAR       YEAR       YEAR   SIX MONTHS(2)
                                                                 ENDED       ENDED     ENDED      ENDED      ENDED           ENDED
PER SHARE OPERATING PERFORMANCE:                               8/31/96     8/31/97   8/31/98    8/31/99    8/31/00         2/28/01
Net asset value, beginning of period                             $1.00       $1.00     $1.00      $1.00      $1.00           $1.00

   Income from investment operations:
     Net investment income                                        0.05        0.05      0.05       0.05       0.06            0.03

   Less distributions:
     Dividends from net investment income                         0.05        0.05      0.05       0.05       0.06            0.03

Net asset value, end of period                                   $1.00       $1.00     $1.00      $1.00      $1.00           $1.00

TOTAL RETURN                                                     5.29%       5.24%     5.44%      4.75%      5.65%           3.04%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (millions)                              $189        $292      $876       $980       $904          $1,075

Ratio of expenses to average net assets(3)                       0.30%       0.26%     0.21%      0.24%      0.25%           0.25%

Ratio of net investment income to average
 net assets(3)                                                   5.11%       5.16%     5.29%      4.61%      5.48%           6.02%

Ratio of expenses without waivers,
 reimbursements and earnings credits to
 average net assets(3)                                           0.38%       0.26%     0.25%      0.31%      0.36%           0.35%

Ratio of net investment income without
 waivers, reimbursements and earnings
 credits to average net assets(3)                                5.03%       5.16%     5.25%      4.54%      5.37%           5.92%

(1) Formerly Chase Vista Treasury Plus Money Market Fund: Institutional Shares.
(2) For semi-annual period (unaudited).
(3) Short periods have been annualized.

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND(1)

                                                                  YEAR        YEAR      YEAR       YEAR       YEAR   SIX MONTHS(2)
                                                                 ENDED       ENDED     ENDED      ENDED      ENDED           ENDED
PER SHARE OPERATING PERFORMANCE                                8/31/96     8/31/97   8/31/98    8/31/99    8/31/00         2/28/01
Net asset value, beginning of period                             $1.00       $1.00     $1.00      $1.00      $1.00           $1.00

   Income from investment operations:
     Net investment income                                        0.05        0.05      0.05       0.05       0.06            0.03

   Less distributions:
     Dividends from net investment income                         0.05        0.05      0.05       0.05       0.06            0.03

Net asset value, end of period                                   $1.00       $1.00     $1.00      $1.00      $1.00           $1.00

TOTAL RETURN                                                     5.45%       5.40%     5.51%      4.92%      5.83%           3.08%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (millions)                            $1,182      $2,955    $2,797     $2,913     $2,639          $3,708

Ratio of expenses to average net assets(3)                       0.27%       0.24%     0.24%      0.25%      0.26%           0.26%

Ratio of net investment income to average
 net asset(3)                                                    5.30%       5.29%     5.36%      4.80%      5.66%           6.09%

Ratio of expenses without waivers,
 reimbursements and earnings credits to
 average net assets(3)                                           0.27%       0.24%     0.24%      0.31%      0.33%           0.32%

Ratio of net investment income without
 waivers, reimbursements and earnings
 credits to average net assets(3)                                5.30%       5.29%     5.36%      4.74%      5.59%           6.03%

(1) Formerly Chase Vista U.S. Government Money Market Fund: Institutional
    Shares.
(2) For semi-annual period (unaudited).
(3) Short periods have been annualized.

HOW TO REACH US


MORE INFORMATION

You'll find more information about the Funds in the following documents:


ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It's incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
210 WEST 10TH STREET, 8TH FLOOR
KANSAS CITY, MO 64105

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.


            The Fund's Investment Company Act File No. is 811-8358.

         -C- 2001 JPMorgan Chase & Co. All Rights Reserved. March 2001


                                                                      RHA-MM-701

                        SUBJECT TO COMPLETION, DATED SEPTEMBER __, 2001 PROSPECTUS JULY 27, 2001

JPMORGAN MONEY MARKET FUNDS

THIS PROSPECTUS OFFERS: INSTITUTIONAL SHARES

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

PRIME MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

FEDERAL MONEY MARKET FUND

TAX FREE MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND







THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[SIDENOTE]

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell nor does it seek an offer to buy these securities in any state where the offer or sale is not permitted.

                                                         [LOGO] JPMORGAN FLEMING
                                                                ASSET MANAGEMENT

100% U.S. Treasury Securities Money Market Fund                1

Prime Money Market Fund                                        6

Treasury Plus Money Market Fund                               10

Federal Money Market Fund                                     14

Tax Free Money Market Fund                                    18

U.S. Government Money Market Fund                             23

The Funds' Management and Administration                      28

How Your Account Works                                        29

   Buying Fund Shares                                         29

   Selling Fund Shares                                        30

   Other Information Concerning the Funds

   Distributions and Taxes

What the Terms Mean                                           32

How To Reach Us                                       Back cover

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

THE FUND'S MAIN
INVESTMENT STRATEGY
The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and market sectors.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Agency Shares (formerly Institutional Shares), a related class of shares. The performance of the Fund prior to 6/3/96 is based on the historical performance of the Morgan Shares, the Fund's predecessor. The bar chart shows how the performance of the Fund has varied from year to year for each of the last nine calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return for the past year, five years and the life of the Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.37%.

AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)

YEAR-BY-YEAR RETURNS(1),(2)

[CHART]

           1992          3.35%
           1993          2.60%
           1994          3.50%
           1995          5.17%
           1996          4.94%
           1997          5.24%
           1998          5.23%
           1999          4.62%
           2000          5.85%


BEST QUARTER                 1.54%
                 4th quarter, 2000
WORST QUARTER                0.63%
                 2nd quarter, 1993


                                   PAST 1 YEAR  PAST 5 YEARS   LIFE OF THE FUND
 AGENCY SHARES (AFTER EXPENSES)       5.85          5.18          4.50

(1) THE AGENCY SHARES, FORMERLY INSTITUTIONAL SHARES, COMMENCED OPERATIONS ON 6/3/96. FOR THE PERIOD 11/30/91 TO 6/2/96, RETURNS REFLECT PERFORMANCE OF THE HANOVER 100% TREASURY SECURITIES MONEY MARKET FUND, WHICH MERGED WITH CHASE VISTA U.S. TREASURY SECURITIES MONEY MARKET FUND (VISTA SHARES), WHICH AS OF THE DATE OF THIS PROSPECTUS, WILL BE NAMED JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND (MORGAN SHARES). THE FUND'S MORGAN SHARES ARE PRESENTED IN A DIFFERENT PROSPECTUS. THESE RETURNS REFLECT LOWER OPERATING EXPENSES THAN THOSE OF THE INSTITUTIONAL SHARES. THEREFORE, THE RETURNS OF INSTITUTIONAL SHARES WOULD HAVE BEEN LOWER HAD IT EXISTED DURING THE SAME PERIOD.

(2)  THE FUND'S FISCAL YEAR END IS 8/31.

ESTIMATED INVESTOR EXPENSES FOR INSTITUTIONAL SHARES
The estimated expenses of the Institutional Shares before and after reimbursement are shown below. The Institutional Shares have no sale, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ESTIMATED ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                       0.10
 DISTRIBUTION (RULE 12b-1) FEES                                        0.10
 SHAREHOLDER SERVICE FEES                                              NONE
 OTHER EXPENSES(3)                                                     0.13
 TOTAL ANNUAL OPERATING EXPENSES                                       0.33
 FEE WAIVERS AND EXPENSES REIMBURSEMENTS(4)                           (0.13)
 NET EXPENSES(4)                                                       0.20

(3)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

(4) REFLECTS A WRITTEN AGREEMENT BY THE CHASE MANHATTAN BANK THAT IT REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED
     TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.20% OF ITS AVERAGE DAILY NET ASSETS FOR A PERIOD OF ONE YEAR TO EXPIRE ON 9/7/02.

EXPENSE EXAMPLE(4)
This example below is intended to help you compare the cost of investing in the Institutional Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- all dividends reinvested

- net expenses for one year and total annual operating expenses thereafter, and

- all shares sold at the end of the period.

The example is for comparison only, the actual return of the Institutional Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 YOUR COST ($)                  20         93          172         405

JPMORGAN PRIME MONEY MARKET FUND


THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN
INVESTMENT STRATEGY
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

  - other U.S. or foreign commercial banks which the Fund's adviser, JPMFAM
    (USA), judge to have comparable credit standing

- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Agency Shares (formerly Institutional Shares), a related class of shares. The performance of the Fund prior to 4/26/94 is based on the Premier Shares, a related class of shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.55%.

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

           1994          4.21%
           1995          5.84%
           1996          5.40%
           1997          5.58%
           1998          5.53%
           1999          5.17%
           2000          6.38%


BEST QUARTER                 1.64%
                 3rd quarter, 2000
WORST QUARTER                0.75%
                 1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)

                                                                   LIFE OF THE
                                       PAST 1 YEAR  PAST 5 YEARS   FUND
AGENCY SHARES (AFTER EXPENSES)         6.38         5.61           5.39


(1) THE AGENCY SHARES, FORMER INSTITUTIONAL SHARES, COMMENCED OPERATIONS ON 4/26/94. FOR THE PERIOD 11/15/93 TO 4/25/94, RETURNS REFLECT PERFORMANCE OF JPMORGAN PRIME MONEY MARKET FUND (PREMIER SHARES). THESE RETURNS REFLECT LOWER OPERATING EXPENSES THAN THOSE OF THE AGENCY SHARES. THEREFORE, THE RETURNS OF AGENCY SHARES WOULD HAVE BEEN LOWER HAD IT EXISTED DURING THE SAME PERIOD.

(2)  THE FUND'S FISCAL YEAR END IS 8/31.

ESTIMATED INVESTOR EXPENSES FOR INSTITUTIONAL SHARES
The estimated expenses of the Institutional Shares before and after reimbursement are shown below. The Institutional Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                       0.10
 DISTRIBUTION (RULE 12b-1) FEES                                        NONE
 SHAREHOLDER SERVICE FEES                                              0.10
 OTHER EXPENSES(3)                                                     0.12
 TOTAL ANNUAL OPERATING EXPENSES                                       0.32
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(4)                            (0.12)
 NET EXPENSES(4)                                                       0.20

EXPENSE EXAMPLE(4)
The example below is intended to help you compare the cost of investing in the Institutional Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- all dividends reinvested

- net expenses for three years and total annual operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Institutional Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 YOUR COST ($)                  20         64          142         368


(3)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.20% OF ITS AVERAGE DAILY NET ASSETS FOR A PERIOD OF THREE YEARS TO EXPIRE ON 9/7/04.

JPMORGAN TREASURY PLUS MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN
INVESTMENT STRATEGY
The Fund invests at least 65% of its net assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these investments. These debt securities carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM (USA).

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN
INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Agency Shares (formerly Institutional Shares), a related class of shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.33%.

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

           1995         5.62%
           1996         5.14%
           1997         5.35%
           1998         5.29%
           1999         4.79%
           2000         6.11%

BEST QUARTER                 1.60%
                 4th quarter, 2000
WORST QUARTER                1.10%
                 1st quarter, 1999



AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)

                                                                  LIFE OF THE
                                      PAST 1 YEAR   PAST 5 YEARS  FUND
 AGENCY SHARES (AFTER EXPENSES)       6.11          5.34          5.28


(1) THE AGENCY SHARES, FORMERLY INSTITUTIONAL SHARES, COMMENCED OPERATIONS ON 4/20/94. THESE RETURNS REFLECT LOWER OPERATING EXPENSES THAN THOSE OF THE AGENCY SHARES. THEREFORE, THE RETURNS OF AGENCY SHARES WOULD HAVE BEEN LOWER HAD IT EXISTED DURING THE SAME PERIOD.

(2)  THE FUND'S FISCAL YEAR END IS 8/31.

ESTIMATED INVESTOR EXPENSES FOR INSTITUTIONAL SHARES
The estimated expenses of the Institutional Shares before and after reimbursement are shown below. The Institutional Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                       0.10
 DISTRIBUTION (RULE 12b-1) FEES                                        NONE
 SHAREHOLDER SERVICE FEES                                              0.10
 OTHER EXPENSES(3)                                                     0.14
 TOTAL ANNUAL OPERATING EXPENSES                                       0.34
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(4)                            (0.14)
 NET EXPENSES(4)                                                       0.20

(3)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.20% OF ITS AVERAGE DAILY NET ASSETS FOR A PERIOD OF THREE YEARS TO EXPIRE ON 9/7/04.

EXPENSE EXAMPLE(4)
The example below is intended to help you compare the cost of investing in the Institutional Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- all dividends reinvested

- net expenses for three years and total annual operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Institutional Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 YOUR COST ($)                  20         64          146         387

JPMORGAN FEDERAL MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN
INVESTMENT STRATEGY
The Fund invests exclusively in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes. The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars.

The Fund's adviser, JPMFAM (USA) seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN
INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

periods, it may not achieve its investment objective.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Agency Shares (formerly Institutional Shares), a related class of shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.48%.

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

           1995          5.71%
           1996          5.24%
           1997          5.43%
           1998          5.32%
           1999          4.98%
           2000          6.14%

BEST QUARTER                 1.58%
                 3rd quarter, 2000
                 4th quarter, 2000
WORST QUARTER                1.16%
                 1st quarter, 1999



AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)

                                      PAST 1 YEAR  PAST 5 YEARS  LIFE OF THE FUND
AGENCY SHARES (AFTER EXPENSES)        6.14         5.42          5.39


(1) THE AGENCY SHARES, FORMERLY INSTITUTIONAL SHARES, COMMENCED OPERATIONS ON 4/20/94. THESE RETURNS REFLECT LOWER OPERATING EXPENSES THAN THOSE OF THE AGENCY SHARES. tHEREFORE, THE RETURNS OF AGENCY SHARES WOULD HAVE BEEN LOWER HAD IT EXISTED DURING THE SAME PERIOD.

(2)  THE FUND'S FISCAL YEAR END IS 8/31.

ESTIMATED INVESTOR EXPENSES FOR INSTITUTIONAL SHARES
The estimated expenses of the Institutional Shares before and after reimbursement are shown below. The Institutional Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                       0.10
 DISTRIBUTION (RULE 12b-1) FEES                                        NONE
 SHAREHOLDER SERVICE FEES                                              0.10
 OTHER EXPENSES(3)                                                     0.13
 TOTAL ANNUAL OPERATING EXPENSES                                        0.33
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(4)                            (0.13)
 NET EXPENSES(4)                                                       0.20

(3)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE fUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.20% OF ITS AVERAGE DAILY NET ASSETS FOR A PERIOD OF THREE YEARS TO EXPIRE ON 9/7/04.

EXPENSE EXAMPLE(4)
The example below is intended to help you compare the cost of investing in the Institutional Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- all dividends reinvested

- net expenses for three years and total annual operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Institutional Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 YOUR COST ($)                  20         64          144         378

JPMORGAN TAX FREE MONEY MARKET FUND


THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN
INVESTMENT STRATEGY
Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the alternative minimum tax on individuals.

As a fundamental policy, the Fund will invest at least 80% of its net assets in municipal obligations. The remaining 20% of net assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM(USA).

The dollar-weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN
INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Agency Shares (formerly Institutional Shares), a related class of shares. The performance of the Fund prior to 11/4/93 is based on the Premier Shares, a related class of shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and ten years.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 1.64%.

YEAR-BY-YEAR RETURNS (1,2)

[CHART]

           1991          4.38%
           1992          2.83%
           1993          2.15%
           1994          2.67%
           1995          3.68%
           1996          3.31%
           1997          3.50%
           1998          3.33%
           1999          3.11%
           2000          3.99%

BEST QUARTER                 1.16%
                 1st quarter, 1991
WORST QUARTER                0.51%
                 1st quarter, 1993


AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)

                                       PAST 1 YEAR  PAST 5 YEARS  PAST 10 YRS.
 AGENCY SHARES (AFTER EXPENSES)        3.99         3.45          3.30


(1) THE AGENCY SHARES, FORMER INSTITUTIONAL SHARES, COMMENCED ON 11/4/93, AND RETURNS REFLECT THE PERFORMANCE OF FUND FROM 12/1/93 FORWARD. FOR THE PERIOD 1/1/91 TO 11/30/93, RETURNS REFLECT PERFORMANCE OF JPMORGAN TAX FREE MONEY MARKET FUND (PREMIER SHARES). THESE RETURNS REFLECT LOWER OPERATING EXPENSES THAN THOSE OF THE AGENCY SHARES. THESE RETURNS REFLECT LOWER OPERATING EXPENSES THAN OF THE AGENCY SHARES. THEREFORE, THE RETURNS OF AGENCY SHARES WOULD HAVE BEEN LOWER HAD IT EXISTED DURING THE SAME PERIOD.

(2)  THE FUND'S FISCAL YEAR END IS 8/31.

ESTIMATED INVESTOR EXPENSES FOR INSTITUTIONAL SHARES
The estimated expenses of the Institutional Shares before and after reimbursement are shown below. The Institutional Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FIROM FUND ASSETS)

 MANAGEMENT FEES                                                       0.10
 DISTRIBUTION (RULE 12b-1) FEES                                        NONE
 SHAREHOLDER SERVICE FEES                                              0.10
 OTHER EXPENSES(3)                                                     0.14
 TOTAL ANNUAL OPERATING EXPENSES                                       0.34
 FEE WAVIERS AND EXPENSE REIMBURSEMENTS(4)                             (0.14)
 NET EXPENSES(4)                                                        0.20

(3)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.20% OF ITS AVERAGE DAILY NET ASSETS FOR A PERIOD OF THREE YEARS TO EXPIRE ON 9/7/04.

EXPENSE EXAMPLE(4)
The example below is intended to help you compare the cost of investing in the Institutional Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- all dividends reinvested

- net expenses for three years and total annual operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Institutional Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
YOUR COST ($)                   $20        $64         146         387

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND


THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests substantially all its assets in:

- debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

- repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers, JPMFAM (USA).

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN
INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Agency Shares (formerly Institutional Shares), a related class of shares. The performance of the Fund prior to 12/10/93 is based on the historical performance of Premier Shares, a related class of shares. The bar chart shows how the performance of the Fund has varied from year to year for each of the last ten years calendar. This provides some indication of the risks of investing in the Fund. The table shows the average annual return for the past year, five years and ten years.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.43%.

YEAR-BY-YEAR RETURNS(1),(2)

[CHART]

           1991                   5.81%
           1992                   3.40%
           1993                   2.71%
           1994                   4.12%
           1995                   5.83%
           1996                   5.33%
           1997                   5.46%
           1998                   5.38%
           1999                   4.97%
           2000                   6.25%

BEST QUARTER                 1.61%
                 3rd quarter, 2000
                 4th quarter, 2000
WORST QUARTER                0.66%
                 2nd quarter, 1993


AVERAGE ANNUAL TOTAL RETURNS (%)
FOR THE PERIODS ENDED DECEMBER 31, 2000(1)

                                      PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
AGENCY SHARES (AFTER EXPENSES)        6.25          5.48          4.92


(1) THE AGENCY SHARES, FORMERLY INSTITUTIONAL SHARES, COMMENCED OPERATIONS ON 12/10/93. FOR THE PERIOD 1/1/91 TO 12/9/93, RETURNS REFLECT PERFORMANCE OF JP MORGAN TREASURY U.S. GOVERNMENT MONEY MARKET FUND (PREMIER SHARES), A RELATED CLASS OF SHARES. THESE RETURNS REFLECT LOWER OPERATING EXPENSES THAN THOSE OF THE MORGAN SHARES. THEREFORE, THE RETURN OF MORGAN SHARES WOULD HAVE BEEN LOWER HAD IT EXISTED DURING THE SAME PERIOD.

(2)  THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR INSTITUTIONAL SHARES
The expenses of the Institutional Shares before and after reimbursement are shown below. The Institutional Shares have no sale, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                       0.10
 DISTRIBUTION (RULE 12b-1) FEES                                        None
 SHAREHOLDER SERVICE FEES                                              0.10
 OTHER EXPENSES(3)                                                     0.13
 TOTAL ANNUAL OPERATING EXPENSES                                       0.33
 FEE WAIVER AND EXPENSES REIMBURSEMENTS(4)                            (0.13)
 NET EXPENSES(4)                                                       0.20


(3)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

(4) REFLECTS A WRITTEN AGREEMENT BY THE CHASE MANHATTAN BANK THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.20% OF THEIR AVERAGE DAILY NET ASSETS FOR A PERIOD OF ONE YEAR TO EXPIRE ON 9/7/02.

EXPENSE EXAMPLE(4)
This example below is intended to help you compare the cost of investing in the Institutional Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- all dividends reinvested

- net expenses for one year and total annual operating expenses thereafter, and

- all shares sold at the end of the period.

The example is for comparison only, the actual return of the Institutional Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 YOUR COST($)                   20         93          172         405

THE FUNDS' MANAGEMENT AND ADMINISTRATION

Each Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The trusts are all governed by the same trustees. The trustees are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISER
JPMFAM (USA) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) provides the Funds with investment advice and supervision. JPMFAM (USA) is located at 522 5th Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan
Bank.

For the fiscal year ended 8/31/00, the adviser was paid management fees (net of waivers) as a percentage of net assets as follows:

FUND                                  %
-----------------------------------------
100% U.S. Treasury Securities        0.10
  Money Market Fund
Prime Money Market Fund              0.10
Treasury Plus Money Market Fund      0.10
Federal Money Market Fund            0.10
Tax Free Money Market Fund           0.10
U.S. Government Money Market Fund    0.10

THE FUNDS' ADMINISTRATOR

The Chase Manhattan Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average net assets of all money market funds in the JPMorgan Funds complex plus 0.05% of average net assets over $100 billion.

JPMFAM (USA) and/or J.P. Morgan Fund Distributors, Inc. (JPMDF) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

Each Fund may issue multiple classes of shares. This prospectus relates only to Institutional Class Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

JPMDF is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES
You don't pay any sales charge (sometimes called a load) when you buy Institutional shares of these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated by the cut-off time each day the Funds are accepting orders. You'll pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

Only qualified investors can buy these shares. The list of qualified investors includes institutions, trusts, partnerships, corporations, retirement plans and fiduciary accounts opened by banks, trust companies or thrift institutions which exercise investment authority over such accounts, as well as individuals who meet a Fund's minimum investment requirements for these shares. Your financial service firm may not offer these shares to all types of qualified investors and may set additional investor qualification requirements for these shares.

You can buy shares through financial service firms, such as broker-dealers and banks that have an agreement with the Funds, or directly from the JPMorgan Funds Service Center. Shares are available on any business day the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by a Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price. Normally, the cut-off (in Eastern time) is:

 100% U.S. TREASURY SECURITIES
 MONEY MARKET FUND                   NOON

 PRIME MONEY
 MARKET FUND                         5:00 P.M.

 TREASURY PLUS
 MONEY MARKET FUND                   4:30 P.M.

 FEDERAL MONEY
 MARKET FUND                         2:00 P.M.

 TAX FREE MONEY
 MARKET FUND                         NOON

 U.S. GOVERNMENT
 MONEY MARKET FUND                   4:00 P.M.

A later cut-off time may be permitted for investors buying their shares through a bank affiliate of JPMorgan Chase so long as such later cut-off time is before the Fund's NAV is calculated.

If you buy through an agent and not directly from the JPMorgan Funds Service Center, the agent could set earlier cut-off times. The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S. Government securities market close trading early.

If the JPMorgan Funds Service Center does not receive federal funds by the later of the Fund's cut-off time or 4:00 p.m. Eastern time on the day of the order, the order will be canceled. Any funds received in connection with late orders will be invested on the following business day.

You must provide a Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
 THE JPMORGAN INSTITUTIONAL FUNDS  SERVICE CENTER
 1-800-766-7722

MINIMUM INVESTMENTS
Investors must buy a minimum of $10,000,000 worth of Institutional Shares in a Fund to open an account. The minimum for subsequent purchases is $25,000, but these minimums may be less for some investors.

Your financial service firm may charge you a fee and may offer additional services, such as special purchase redemption programs, "sweep" programs, cash advances and redemption checks. Your firm may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES
When you sell your shares you'll receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Funds.

We will need the names of the registered shareholders and your account number before we can sell your shares. We will send the proceeds from the sale to you on the same day if we receive your request before the Fund's cut-off time. The money will be sent the next day for requests we receive after this deadline. Federal law allows the Funds to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

SELLING SHARES
THROUGH YOUR FINANCIAL SERVICE FIRMS
Tell your firm which Funds you want to sell. They'll send all necessary documents to the JPMorgan Institutional Funds Service Center.

THROUGH THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
Call 1-800-766-7722.

REDEMPTIONS-IN-KIND
The Funds reserve the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING SHARES
You can exchange your Institutional Shares for shares of the same class in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. Call 1-800-766-7722 for details.

You should not exchange shares as a means of short-term trading which could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGING BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Institutional Funds Service Center or your investment representative.

WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

HOW TO REACH US

MORE INFORMATION
You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMORGAN INSTITUTIONAL FUNDS
SERVICE CENTER
500 STANTON CHRISTIANA RD.
NEWARK, DE 19713

If you buy your shares through an
institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section, and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.



            The Funds Investment Company Act File No. is 811-08358.
          (C)2001 JPMorgan Chase & Co. All Rights Reserved. March 2001

                                                                      RHI-MM-701

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell nor does it seek an offer to buy these securities in any state where the offer or sale is not permitted.

                                                 PROSPECTUS SEPTEMBER ___ , 2001
                                      SUBJECT TO COMPLETION, DATED JULY 27, 2001


JPMORGAN MONEY MARKET FUNDS

THIS PROSPECTUS OFFERS: PREMIER/SELECT SHARES




FEDERAL MONEY MARKET FUND

TAX FREE MONEY MARKET FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[GRAPHIC] JPMORGAN FLEMING
Asset Management

FEDERAL MONEY MARKET FUND                                       1
TAX FREE MONEY MARKET FUND                                      5
THE FUNDS' MANAGEMENT AND ADMINISTRATION                       10
HOW YOUR ACCOUNT WORKS                                         11
BUYING FUND SHARES                                             11
SELLING FUND SHARES                                            12
OTHER INFORMATION CONCERNING THE FUNDS                         13
DISTRIBUTIONS AND TAXES                                        14
WHAT THE TERMS MEAN                                            15
FINANCIAL HIGHLIGHTS                                           16
HOW TO REACH US                                        BACK COVER

JPMORGAN FEDERAL MONEY MARKET FUND
         (FORMERLY JPMORGAN FEDERAL MONEY MARKET FUND II)

THE FUND'S OBJECTIVE

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests exclusively in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes. The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars.

The Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
-    WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
-    WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
-    WANT A HIGHLY LIQUID INVESTMENT
-    ARE LOOKING FOR AN INTERIM INVESTMENT
-    ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
-    ARE INVESTING FOR LONG-TERM GROWTH
-    ARE INVESTING FOR HIGH INCOME
-    REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Premier/Select Shares (formerly Premier Shares prior to the date of this prospectus). The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the past six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.36%

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

1995           5.52%
1996           5.02%
1967           5.19%
1998           5.08%
1999           4.73%
2000           5.90%

----------------------------------
BEST QUARTER                 1.53%
----------------------------------
                 4th quarter, 2000

----------------------------------
WORST QUARTER                1.10%
----------------------------------
                 1st quarter, 1999

AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)

                                                                               LIFE OF
                                                   PAST 1 YEAR   PAST 5 YEARS  THE FUND
PREMIER/SELECT SHARES (AFTER EXPENSES)             5.90          5.18          5.16

(1) THE PREMIER/SELECT SHARES, FORMER PREMIER SHARES, COMMENCED OPERATIONS ON 4/22/94.

(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER/SELECT SHARES

The expenses of the Premier/Select Shares before and after reimbursement are shown below. The Premier/Select Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                                   0.10
DISTRIBUTION (RULE 12b-1) FEES                                    NONE
SHAREHOLDER SERVICE FEES                                          0.25
OTHER EXPENSES(3)                                                 0.13
TOTAL ANNUAL OPERATING EXPENSES                                   0.48
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(4)                        (0.03)
NET EXPENSES(4)                                                   0.45

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through investment representative.

(3) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE PREMIER/SELECT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.45% OF ITS AVERAGE DAILY NET ASSETS FOR A PERIOD OF THREE YEARS TO EXPIRE ON 9/7/04.

EXPENSE EXAMPLE(4)

The example below is intended to help you compare the cost of investing in the Premier/Select Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

-    5% return each year

-    all dividends reinvested

- net expenses for three years and total annual operating expenses thereafter, and

-    all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Premier/Select Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 YOUR COST ($)                  46         144         259         595

JP MORGAN TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN
INVESTMENT STRATEGY

Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the alternative minimum tax on individuals.

As a fundamental policy, the Fund will invest at least 80% of its net assets in municipal obligations. The remaining 20% of net assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM(USA).

The dollar-weighted average maturity of the Fund will generally be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
-    WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
-    WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
-    WANT A HIGHLY LIQUID INVESTMENT
-    ARE LOOKING FOR AN INTERIM INVESTMENT
-    ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
-    ARE INVESTING FOR LONG-TERM GROWTH
-    ARE INVESTING FOR HIGH INCOME
-    REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Premier/Select (formerly Premier Shares prior to the date of this prospectus). The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF
6/30/01 WAS 1.51%

[CHART]

YEAR-BY-YEAR RETURNS(1,2)

1991                   4.38%
1992                   2.83%
1993                   2.13%
1994                   2.46%
1995                   3.42%
1996                   3.04%
1997                   3.23%
1998                   3.05%
1999                   2.83%
2000                   3.71%

----------------------------------
BEST QUARTER                 1.16%
----------------------------------
                 1st quarter, 1991
----------------------------------
WORST QUARTER                0.48%
----------------------------------
                 1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)

                                                    PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
 PREMIER/SELECT SHARES (AFTER EXPENSES)             3.71          3.17          3.11

(1) THE PREMIER/SELECT SHARES, FORMER PREMIER SHARES, COMMENCED OPERATIONS ON 10/22/90.

(2)  THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER/SELECT SHARES

The expenses of the Premier/Select Shares before and after reimbursement are shown below. The Premier/Select Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                                   0.10
DISTRIBUTION (RULE 12b-1) FEES                                    NONE
SHAREHOLDER SERVICE FEES                                          0.25
OTHER EXPENSES(3)                                                 0.14
TOTAL ANNUALOPERATING EXPENSES                                    0.49
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(4)                        (0.04)
NET EXPENSES(4)                                                   0.45

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through investment representative.

(3)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE PREMIER/SELECT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.45% OF ITS AVERAGE DAILY NET ASSETS FOR A PERIOD OF THREE YEARS TO EXPIRE ON 9/7/04.

EXPENSE EXAMPLE(4)

The example below is intended to help you compare the cost of investing in the Premier/Select Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

-    5% return each year

-    all dividends reinvested

- net expenses for three years and total annual operating expenses thereafter, and

-    all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Premier/Select Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 YOUR COST ($)                  46         144         262         604

THE FUNDS' MANAGEMENT AND ADMINISTRATION

Each Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The trusts are all governed by the same trustees. The trustees are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) provides the Funds with investment advice and supervision. JPMFAM (USA) is located at 522 5th Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan
Bank.

For the fiscal year ended August 31, 2000, the adviser was paid management fees (net of waivers) as a percentage of net assets as follows:


 FUND                               %
 FEDERAL MONEY MARKET FUND          0.10
 TAX FREE MONEY MARKET FUND         0.10

THE FUNDS' ADMINISTRATOR

The Chase Manhattan Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average net assets of all money market funds in the JPMorgan Funds complex plus 0.05% of average net assets over $100 billion.

The Funds have agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Premier/Select Shares of each Fund held by investors serviced by the shareholder servicing agent.

JPMFAM (USA) and/or J.P. Morgan Fund Distributors, Inc. (JPMFD), each Fund's distributor, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

JPMFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy Premier/Select Shares these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You'll pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by a Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price. Normally, the cut-off (in Eastern time) is:

 FEDERAL MONEY
 MARKET FUND               2:00 P.M.

 TAX FREE MONEY
 MARKET FUND               NOON

A later cut-off time may be permitted for investors buying their shares through a bank affiliate of JPMorgan Chase so long as such later cut-off time is before the Fund's NAV is calculated. If you buy through an agent and not directly from the JPMorgan Funds Service Center, the agent could set earlier cut-off times. Each Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order.

     TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

     THE JPMORGAN FUNDS SERVICE CENTER
     1-800-348-4782

QUALIFIED INVESTORS

Premier/Select Shares are available only to qualified investors. These are defined as institutions, trusts, partnerships, corporations and certain retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which has investment authority over such accounts, as well as individuals who meet a Fund's minimum investment requirements for Premier/Select Shares. Your agent may not offer these shares to all types of qualified investors and may set additional investor qualification requirements for these shares.

MINIMUM INVESTMENTS

First time investors must buy a minimum $100,000 worth of Premier/Select Shares in a Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have at least $100,000 in your account. Current shareholders of Premier/Select Class Shares who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Premier/Select Class Shares of this and other Funds without regard to this minimum.

Orders by wire will be canceled if the JPMorgan Funds Service Center doesn't receive payment by the later of the Fund's cut-off time or 4:00 p.m. Eastern time on the day you buy.

OPENING YOUR ACCOUNT AND
BUYING SHARES
THROUGH YOUR INVESTMENT
REPRESENTATIVE

Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES

You can sell your shares on any day the JPMorgan Funds Service Center is open for trading, either directly to the Funds or through your investment representative. You'll receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order.

Under normal circumstances, if your request is received before a Fund's cut-off time, the Fund will send you the proceeds the same business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares.

Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES
THROUGH YOUR INVESTMENT
REPRESENTATIVE

Tell your representative which Funds you want to sell. He or she will send the necessary documents to the Funds. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell $25,000 or more worth of Fund shares by phone, we'll send the proceeds by electronic transfer or by wire only to the bank account on our records.

Or

Send a signed letter with your instructions to:

JPMorgan Funds Service Center
210 West 10th Street, 8th floor
Kansas City, MO 64105

REDEMPTIONS-IN-KIND

Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING SHARES

You can exchange your shares for shares in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGE BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the J.P. Morgan Funds Service Center or your investment representative.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the balance falls below $100,000 because you've sold shares. We may also close the account if you fail to meet the investment minimum over a 12-month period. We'll give you 60 days notice before closing your account. This restriction doesn't apply to shareholders who hold Premier/Select Shares as a result of the reorganization of certain JPMorgan Funds in September 2001.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if a Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Funds Service Center
210 West 10th Street, 8th floor
Kansas City, MO 64105

Each Fund may issue multiple classes of shares. This prospectus relates only to Premier/Select Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income by the Tax Free Money Market Fund are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Funds do not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' financial performance for each of the past five years. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The following tables provide selected per share data and ratios for one Premier/Select Class share outstanding throughout each period shown.

This information is supplemented by the financial statements including accompanying notes appearing in the Funds' Annual and Semi-Annual Reports to Shareholders, which are incorporated by reference into the SAI. Shareholders may obtain a copy of the annual and semi-annual reports by contacting the Funds or their Shareholder Servicing Agent.

This information has been audited, except as noted, by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

JPMORGAN FEDERAL MONEY MARKET FUND(1)

                                                               YEAR       YEAR       YEAR       YEAR       YEAR  SIX MONTHS(2)
                                                              ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
PER SHARE OPERATING PERFORMANCE:                             8/31/96    8/31/97    8/31/98    8/31/99    8/31/00    2/28/01
Net asset value, beginning of period                         $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                      0.05       0.05       0.05       0.05       0.05       0.03
     Less distributions:
     Dividends from net investment income                       0.05       0.05       0.05       0.05       0.05       0.03
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    5.14%      5.12%      5.22%      4.67%      5.50%      2.94%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                         $   249    $   400    $   313    $   298    $   279    $   312
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(3)                      0.50%      0.50%      0.50%      0.50%      0.50%      0.48%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(3)         4.99%      5.01%      5.07%      4.56%      5.35%      5.84%
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
earnings credits to average net assets(3)                       0.52%      0.52%      0.51%      0.50%      0.50%      0.48%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers,
reimbursements and earnings credits to average net assets(3)    4.97%      4.99%      5.06%      4.56%      5.35%      5.84%
------------------------------------------------------------------------------------------------------------------------------

(1)  Formerly Chase Vista Federal Money Market Fund: Premier Shares.

(2)  For the semi-annual period (unaudited).

(3)  Short periods have been annualized.

JPMORGAN TAX FREE MONEY MARKET(1)

                                                                YEAR       YEAR       YEAR       YEAR       YEAR   SIX MONTHS(2)
                                                               ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
PER SHARE OPERATING PERFORMANCE:                              8/31/96    8/31/97    8/31/98    8/31/99    8/31/00    2/28/01
Net asset value, beginning of period                         $   1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                       0.03       0.03       0.03       0.03       0.03       0.02
     Less distributions:
     Dividends from net investment income                        0.03       0.03       0.03       0.03       0.03       0.02
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $   1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     3.12%      3.19%      3.17%      2.78%      3.41%      1.82%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                         $    145    $   105    $   133    $   130    $   120    $    99
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets#                         0.58%      0.53%      0.53%      0.54%      0.55%      0.51%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets#            3.08%      3.13%      3.10%      2.74%      3.40%      3.66%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
earnings credits to average net assets#                          0.73%      0.53%      0.53%      0.56%      0.59%      0.51%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers,
reimbursements and earnings credits to average net assets#       2.93%      3.13%      3.10%      2.72%      3.26%      3.66%
---------------------------------------------------------------------------------------------------------------------------------

(1)  Formerly Chase Vista Tax Free Money Market Fund.

(2)  For semi-annual period (unaudited).

(3)  Short periods have been annualized.

HOW TO REACH US

MORE INFORMATION
You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
210 WEST 10TH STREET, 8TH FLOOR
KANSAS CITY, MO 64105

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.






             The Fund Investment Company Act File No. is 811-08358.

         (C) 2001 JPMorgan Chase & Co. All Rights Reserved. March 2001


                                                                     RHPS-MM-701

                                                    PROSPECTUS SEPTEMBER__, 2001
                                      SUBJECT TO COMPLETION, DATED JULY 27, 2001


JPMORGAN MONEY MARKET FUNDS

THIS PROSPECTUS OFFERS: RESERVE SHARES



NEW YORK TAX FREE MONEY MARKET FUND

PRIME MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND




The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



[SIDENOTE]
The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell nor does it seek an offer to buy these securities in any state where the offer or sale is not permitted.



                                                          [LOGO]JPMORGAN Fleming
                                                                Asset Management

New York Tax Free Money Market Fund                     1

Prime Money Market Fund                                 7

Treasury Plus Money Market Fund                        11

The Funds' Management and Administration               15

How Your Account Works                                 16

   Buying Fund Shares                                  16

   Selling Fund Shares                                 17

   Distribution Arrangements                           18

   Other Information Concerning the Funds              18

   Distributions and Taxes                             19

What the Terms Mean                                    21

Financial Highlights                                   22

How To Reach Us                                Back cover

JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND


THE FUND'S OBJECTIVE

THE FUND AIMS TO PROVIDE THE HIGHEST POSSIBLE LEVEL OF CURRENT INCOME WHICH IS EXCLUDED FROM GROSS INCOME AND EXEMPT FROM NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES, WHILE STILL PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund will generally invest at least 65% of its net assets in New York municipal obligations, the interest on which is excluded from gross income and exempt from New York State and New York City personal income taxes. The exact percentage will vary from time to time. New York municipal obligations are municipal obligations issued by New York State, its political subdivisions, Puerto Rico, other U.S. territories and their political subdivisions.

When suitable New York municipal obligations are unavailable, the Fund may buy municipal obligations issued by other states. These are generally subject to New York State and New York City personal income taxes.

As a fundamental policy, under normal market conditions, the Fund will invest at least 80% of its net assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the federal alternate minimum tax on individuals. The remaining 20% of its total assets may be invested in securities paying interest which is subject to federal income tax or to the alternate minimum tax on individuals. The Fund may exceed this limit for temporary defensive purposes.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest or second-highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser, JPMFAM (USA). The dollar-weighted average maturity of the Fund will generally be 90 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

The Fund will be particularly susceptible to difficulties affecting New York State and its municipalities. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipal issuers have a history of financial problems. Such problems could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligation is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's net assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.


[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Reserve Shares. The performance of the Fund prior to 7/31/00 is based on the historical performance of Morgan Shares, a related class of shares. The bar chart shows how the performance of the Fund has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return for the past year, five years and ten years.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 1.29%.

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

1991         3.64%
1992         2.30%
1993         1.67%
1994         2.07%
1995         3.03%
1996         2.81%
1997         3.09%
1998         2.90%
1999         2.72%
2000         3.45%

------------------------------------
BEST QUARTER                 0.97%
------------------------------------
                 1st quarter, 1991
------------------------------------
WORST QUARTER                0.38%
------------------------------------
                 1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ending December 31, 2000(1)

                                      PAST 1 YEAR     PAST 5 YEARS      PAST 10 YEARS
--------------------------------------------------------------------------------------
 RESERVE SHARES (AFTER EXPENSES)      3.45            3.00              2.77
--------------------------------------------------------------------------------------

(1) The Reserve Shares commenced operations on 7/31/00. For the period 1/1/91 to 7/30/00, returns reflect performance of JPMorgan New York Tax Free Money Market Fund. These returns reflect lower operation expenses than those of the Reserve Shares. Therefore, the return of Reserve Shares would have been lower had it existed during the same period.

(2) The Fund's fiscal year end is 8/31.

INVESTOR EXPENSES FOR RESERVE SHARES
The expenses of the Reserve Shares before and after reimbursement are shown below. The Reserve Shares have no sale, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.


ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                            0.10
 DISTRIBUTION (RULE 12b-1) FEES                             0.30
 SHAREHOLDER SERVICE FEES                                   0.35
 OTHER EXPENSES(3)                                          0.74
 TOTAL ANNUAL OPERATING EXPENSES                            1.49
 FEE WAVIERS AND EXPENSE REIMBURSEMENTS(4)                 (0.70)
 NET EXPENSES(4)                                            0.79

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through a service organization.


(3) "Other Expenses" are based on estimated amounts for the current fiscal year.
(4) Reflects a written agreement by The Chase Manhattan Bank that it will reimburse the Fund to the extent total operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses, related to the deferred compensation plan) exceed 0.79% of its average daily net assets for a period of one year to expire on 9/7/02.

EXPENSE EXAMPLE (4)

This example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- all dividends reinvested

- net expenses for one year and total annual operating expenses thereafter, and

- all shares sold at the end of the period.

The example is for comparison only, the actual return of the Reserve Shares and your actual costs may be higher or lower.

                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------
 YOUR COST($)                 81         402         747         1,720
--------------------------------------------------------------------------

JPMORGAN PRIME MONEY MARKET FUND
(FORMERLY JPMORGAN PRIME MONEY MARKET FUND II)


THE FUND'S OBJECTIVE
THE FUND AIMS TO PROVIDE THE HIGHEST POSSIBLE LEVEL OF CURRENT INCOME WHILE STILL MAINTAINING LIQUIDITY AND PRESERVING CAPITAL.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

  - other U.S. or foreign commercial banks which the Fund's adviser, JPMFAM
    (USA), judge to have comparable credit standing

- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.


[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record. The performance for the Reserve Shares before 7/31/00 is based upon the Morgan Shares, a related class of shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.38%.

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

1994         3.39%
1995         4.59%
1996         4.13%
1997         4.49%
1998         4.61%
1999         4.83%
2000         6.03%

-------------------------------------
BEST QUARTER                 1.55%
-------------------------------------
                 3rd quarter, 2000

                 4th quarter, 2000
------------------------------------
WORST QUARTER                0.75%
------------------------------------
                 1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)

                                                                               LIFE
                                                                               OF THE
                                              PAST 1 YEAR     PAST 5 YEARS     FUND
---------------------------------------------------------------------------------------
 PRIME MONEY MARKET FUND (AFTER EXPENSES)     6.03            4.81             4.53
---------------------------------------------------------------------------------------

(1) The Reserve Shares commenced operations on 7/31/00. For the period 11/15/93 through 7/30/00, returns reflect performance of JPMorgan Prime Money Market Fund (Premier Class). These returns reflect lower operating expenses than those of the Reserves Shares. Therefore, the returns of Reserves Shares would have been lower had it existed during the same period.

(2) The Fund's fiscal year end is 8/31.

FEES AND EXPENSES FOR RESERVE SHARES
The expenses of the Reserve Shares before and after reimbursement are shown below. The Reserve Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                       0.10
 DISTRIBUTION (RULE 12b-1) FEES                                        0.25
 SHAREHOLDER SERVICE FEES                                              0.25
 OTHER EXPENSES(3)                                                     0.14
 TOTAL ANNUAL OPERATING EXPENSES                                       0.79
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(4)                            (0.04)
 NET EXPENSES(4)                                                       0.70

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through service organizations.


EXPENSE EXAMPLE (4)

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- all dividends reinvested

- net expenses for three years and total annual operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Reserve Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 YOUR COST ($)                  72         224         411         951
--------------------------------------------------------------------------------


(3) "Other Expenses" are based on estimated amounts for the current fiscal year.

(4) Reflects a written agreement by The Chase Manhattan Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Reserve Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.70% of its average daily net assets for a period of three years to expire on 9/7/04.

JPMORGAN TREASURY PLUS MONEY MARKET FUND


THE FUND'S OBJECTIVE

THE FUND AIMS TO PROVIDE THE HIGHEST POSSIBLE LEVEL OF CURRENT INCOME WHILE STILL MAINTAINING LIQUIDITY AND PRESERVING CAPITAL.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests at least 65% of its net assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these investments. These debt securities carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM (USA).

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.


[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Morgan Shares, a related class of shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.

Past performance does not predict how this Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.16%

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

1995         5.43%
1996         4.90%
1997         4.99%
1998         4.89%
1999         4.44%
2000         5.75%

------------------------------------
BEST QUARTER                 1.51%
------------------------------------
                 4th quarter, 2000
------------------------------------
 WORST QUARTER               1.01%
------------------------------------
                 1st quarter, 1999


AVERAGE ANNUAL TOTAL RETURN (%)
For the periods ended December 31, 2000(1)

                                                                        LIFE OF
                                      PAST 1 YEAR     PAST 5 YEARS      THE FUND
------------------------------------------------------------------------------------
 TREASURY PLUS MONEY MARKET
 FUND (AFTER EXPENSES)                5.75            4.99              4.97
------------------------------------------------------------------------------------

(1) The Premier Shares commenced operations on 4/22/94. These returns reflect lower operating expenses than those of the Reserve Shares. Therefore, the returns of Reserve Shares would have lower had it existed during the same period.

(2) The Fund's fiscal year is 8/31.

ESTIMATED INVESTOR EXPENSES FOR RESERVE SHARES
The estimated expenses of the Reserve Shares before and after reimbursement are shown below. The Reserve Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.


ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                       0.10
 DISTRIBUTION (RULE 12b-1) FEES                                        0.25
 SHAREHOLDER SERVICE FEES                                              0.25
 OTHER EXPENSES(3)                                                     0.14
 TOTAL ANNUAL OPERATING EXPENSES                                       0.74
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(4)                            (0.04)
 NET EXPENSES(4)                                                       0.70

EXPENSE EXAMPLE (4)

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- all dividends reinvested

- net expenses for three years and total annual operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Reserve Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------
 YOUR COST ($)                  72         224         399         907
------------------------------------------------------------------------------


(3) "Other Expenses" are based on estimated amounts for the current fiscal year.

(4) Reflects a written agreement by The Chase Manhattan Bank that it will reimburse the Fund to the extent total operating expenses of the Reserve Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.70% of its average daily net assets for a period of three years to expire on 9/7/04.

THE FUNDS' MANAGEMENT AND ADMINISTRATION


Each Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The trusts are all governed by the same trustees. The trustees are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISER
JPMFAM (USA) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) provides the Funds with investment advice and supervision. JPMFAM (USA) is located at 522 5th Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan
Bank.

THE FUNDS' ADMINISTRATOR
The Chase Manhattan Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average net assets of all money market funds in the JPMorgan Funds complex plus 0.05% of average net assets over $100 billion.

The Funds have agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Reserve Shares for all Funds except for New York Tax Free Money Market Fund, which has annual fee up to 0.30% of the average daily net assets held by investors serviced by the shareholder servicing agent. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Reserve Shares of the Fund.

JPMFAM (USA) and/or J.P. Morgan Fund Distributors, Inc. (JPMFD), each Fund's distributor, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

JPMFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS


BUYING FUND SHARES
You don't pay any sales charge (sometimes called a load) when you buy Reserve Shares in these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. Both of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of 5:00 p.m. eastern time each day the Funds are accepting orders. You'll pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

INVESTING THROUGH A SERVICE ORGANIZATION
Prospective investors may only purchase shares of a Fund with the assistance of a service organization. Your service organization is paid by the Fund to assist you in establishing your account, executing transactions, and monitoring your investment. The minimum amount for initial investments in a Fund by a service organization is $10,000,000 and for additional investments $25,000, although these minimums may be less for some investors. Service organizations may provide the following services in connection with their customers' investments in the
Funds:

- Acting, directly or through an agent, as the sole shareholder of record

- Maintaining account records for customers

- Processing orders to purchase, redeem or exchange shares for customers

- Responding to inquiries from shareholders

- Assisting customers with investment procedures.

The center accepts orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by a Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price. If you pay by check before the cut-off time, we'll generally process your order the next day the Funds are open for business. Normally, the cut-off (in Eastern time) is:

 NEW YORK TAX FREE
 MONEY MARKET FUND                  NOON

 PRIME MONEY
 MARKET FUND                        5:00 P.M.

 TREASURY PLUS
 MONEY MARKET FUND                  5:00 P.M.

A later cut-off time may be permitted for investors buying their shares through a bank affiliate of JPMorgan Chase so long as such later cut-off time is before the Fund's NAV is calculated. If you buy through an agent and not directly from the JPMorgan Funds

Service Center, the agent could set earlier cut-off times. Each Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order.

 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
--------------------------------------------------------------------------
 THE JPMORGAN FUNDS SERVICE CENTER
--------------------------------------------------------------------------
 1-800-348-4782
--------------------------------------------------------------------------

Make your check out to JPMorgan Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. If you purchase your shares by uncertified check, you cannot sell those shares until 15 calendar days after your purchase. Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the JPMorgan Funds Service Center doesn't receive payment by the later of the Fund's cut-off time or 4:00 p.m. Eastern time on the day you buy.

OPENING YOUR ACCOUNT AND BUYING SHARES THROUGH YOUR SERVICE ORGANIZATION
Tell your service organization which Funds you want to buy and he or she will contact us. Your service organization may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your service organization may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES
You can sell your shares on any day the JPMorgan Funds Service Center is open for trading, either directly to the Funds or through your service organization. You'll receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order.

Under normal circumstances, if your request is received before a Fund's cut-off time, the Fund will send you the proceeds the same business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares.

Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES THROUGH YOUR SERVICE ORGANIZATION
Tell your service organization which Funds you want to sell. It will send the necessary documents to the Funds. Your service organization might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. The Fund will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell $25,000 or more worth of Fund shares by phone, we'll send the proceeds by electronic transfer or by wire only to the bank account on our records.

Or

Send a signed letter with your instructions to:

JPMORGAN FUNDS SERVICE CENTER
210 WEST 10TH STREET, 8TH FLOOR
KANSAS CITY, MO 64105

REDEMPTIONS-IN-KIND
The Funds reserve the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING SHARES
You can exchange shares for shares in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGE BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the J.P. Morgan Funds Service Center or your investment representative.

DISTRIBUTION ARRANGEMENTS
JPFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

The Fund has adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of up to 0.25% of the average daily net assets attributed to Reserve Shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

OTHER INFORMATION CONCERNING THE FUNDS
The Fund may close your account if the balance falls below the minimum because you've sold shares. We may also close the account if you fail to meet the investment minimum over a 12-month period. We'll give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your service organization. We may modify or cancel the sale of shares by phone without notice.

Please write to:
JPMORGAN FUNDS SERVICE CENTER
210 WEST 10TH STREET, 8TH FLOOR
KANSAS CITY, MO 64105

Each Fund may issue multiple classes of shares. This prospectus relates only to Reserve shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Funds do not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

WHAT THE TERMS MEAN
ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

FINANCIAL HIGHLIGHTS


The Financial Highlights table is intended to help you understand the financial performance for for the periods since shares were first offered. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The following table provides selected per share data and ratios for one Reserve Class share outstanding throughout each period shown.

This information is supplemented by the financial statements including accompanying notes appearing in the Fund's Annual and Semi-Annual Reports to Shareholders, which are incorporated by reference into the SAI. Shareholders may obtain a copy of the reports by contacting the Fund or their Shareholder Servicing Agent.

This information has been audited, except as noted, by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

JPMORGAN PRIME MONEY MARKET FUND(1)

                                                                                                          7/31/00(2)   Six Months(3)
                                                                                                           Through        Ended
PER SHARE OPERATING PERFORMANCE:                                                                           8/31/00       2/28/01
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                        $1.00         $1.00
------------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                                                   0.01          0.03

   Less distributions:
     Dividends from net investment income                                                                    0.01          0.03
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                              $1.00         $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                0.50%         2.88%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (millions)                                                                           $+            $+

Ratio of expenses to average net assets(4)                                                                  0.79%         0.80%

Ratio of net investment income to average net assets(4)                                                     5.33%         5.69%

Ratio of expenses without waivers, reimbursements and earnings credits to average net assets(4)             1.45%       700.65%

Ratio of net investment income without waivers, reimbursements and earnings credits to average
 net assets(4)                                                                                              4.67%     (694.16%)

(1) Formerly Chase Vista Prime Money Market Fund.
(2) Commencement of offering of classes of shares.
(3) For semi-annual period (unaudited).
(4) Short periods have been annualized.
 +  Amount rounds to less than one million.

HOW TO REACH US




MORE INFORMATION
You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
210 West 10th Street, 8th floor
Kansas City, MO 64105

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.





            The Fund's Investment Company Act File No. is 811-08358.
         (C) 2001 JPMorgan Chase & Co. All Rights Reserved. March 2001


                                                                      RHR-MM-701

                                                    PROSPECTUS SEPTEMBER__, 2001
                                      SUBJECT TO COMPLETION, DATED JULY 27, 2001




--------------------------------------------------------------------------------
JPMORGAN MONEY MARKET FUNDS

This Prospectus offers: Premier Shares


100% U.S. Treasury Securities Money Market Fund

Prime Money Market Fund

Treasury Plus Money Market Fund

U.S. Government Money Market Fund







The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                         [LOGO] JPMORGAN Fleming
                                                                Asset Management

[SIDENOTE]
The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell nor does it seek an offer to buy these securities in any state where the offer or sale is not permitted.

100% U.S. Treasury Securities Money Market Fund                  1

Prime Money Market Fund                                          6

Treasury Plus Money Market Fund                                 10

U.S. Government Money Market Fund                               14

The Funds' Management and Administration                        19

How Your Account Works                                          20

   Buying Fund Shares                                           20

   Selling Fund Shares                                          21

   Exchanging Fund Shares                                       22

   Other Information Concerning the Funds                       22

What the Terms Mean                                             24

Financial Highlights                                            25

How To Reach Us                                         Back cover

JPMorgan 100% U.S. TREASURY
         SECURITIES MONEY MARKET FUND


THE FUND'S OBJECTIVE

THE FUND AIMS TO PROVIDE THE HIGHEST POSSIBLE LEVEL OF CURRENT INCOME WHILE STILL MAINTAINING LIQUIDITY AND PROVIDING MAXIMUM SAFETY OF PRINCIPAL.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and market sectors.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]
BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE


[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Premier Shares. The performance of the Fund prior to 6/3/96 is based on the historical performance of the Morgan Shares, a related class of shares. The bar chart shows how the performance of the Fund has varied from year to year for each of the last nine calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return for the past year, five years and the life of the Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.25%.

[CHART]

YEAR-BY-YEAR RETURNS(1,2)

1992       3.35%
1993       2.60%
1994       3.50%
1995       5.17%
1996       4.75%
1997       4.95%
1998       4.93%
1999       4.36%
2000       5.60%

-----------------------------------------
BEST QUARTER                 1.49%
-----------------------------------------
                 4th quarter, 2000
-----------------------------------------
WORST QUARTER                0.63%
-----------------------------------------
                 2nd quarter, 1993


AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)

                                                                            LIFE OF
                                         PAST 1 YEAR       PAST 5 YEARS     THE FUND
-------------------------------------------------------------------------------------
PREMIER SHARES (AFTER EXPENSES)          5.60              4.93             4.36
-------------------------------------------------------------------------------------

(1) THE PREMIER SHARES COMMENCED OPERATION ON 6/3/96. FOR THE PERIOD 11/30/91 TO 6/2/96, RETURNS REFLECT PERFORMANCE THE HANOVER 100% TREASURY SECURITIES MONEY MARKET FUND, WHICH MERGED WITH CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND (VISTA SHARES), WHICH, AS OF THE DATE OF THIS PROSPECTUS, WILL BE NAMED JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND (MORGAN SHARES). THE FUND'S MORGAN SHARES ARE PRESENTED IN A DIFFERENT PROSPECTUS. THESE RETURNS REFLECT LOWER OPERATING EXPENSES THAN THOSE OF THE PREMIER SHARES. THEREFORE, THE RETURNS OF PREMIER SHARES WOULD HAVE BEEN LOWER HAD IT EXISTED DURING THE SAME PERIOD.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES

The expenses of the Premier Shares before and after reimbursement are shown below. The Premier Shares have no sale, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.


ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                                 0.10
DISTRIBUTION (RULE 12b-1) FEES                                  NONE
SHAREHOLDER SERVICE FEES                                        0.25
OTHER EXPENSES(3)                                               0.17
TOTAL ANNUAL OPERATING EXPENSES                                 0.52
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(4)                      (0.04)
NET EXPENSES(4)                                                 0.48

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credit which you might incur if you invest through an investment representive.

(3) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(4) REFLECTS A WRITTEN AGREEMENT BY THE CHASE MANHATTAN BANK THAT IT OR ONE OF ITS AFFILIATES WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.48% OF ITS AVERAGE DAILY NET ASSETS FOR A PERIOD OF ONE YEAR TO EXPIRE ON 9/7/02.

EXPENSE EXAMPLE(4)

This example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds.

The example assumes:

- $10,000 initial investment

- 5% return each year

- all dividends are reinvested

- net expenses for one year and total annual operating expenses thereafter, and

- all shares sold at the end of the period.


The example is for comparison only, the actual return of the Premier Shares and your actual costs may be higher or lower.

                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
-------------------------------------------------------------------------------
YOUR COST($)              49           163           287           649
-------------------------------------------------------------------------------

JPMORGAN PRIME MONEY MARKET FUND
(FORMERLY JPMORGAN PRIME MONEY MARKET FUND II)


THE FUND'S OBJECTIVE

THE FUND AIMS TO PROVIDE THE HIGHEST POSSIBLE LEVEL OF CURRENT INCOME WHILE STILL MAINTAINING LIQUIDITY AND PRESERVING CAPITAL.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations
- debt securities issued or guaranteed by qualified banks. These are:

- U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

- foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

- other U.S. or foreign commercial banks which the Fund's adviser, JPMFAM (USA), judge to have comparable credit standing

- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.


[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Premier Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.45%.

[CHART]

YEAR-BY-YEAR RETURNS(1,2)

1994       4.10%
1995       5.66%
1996       5.20%
1997       5.37%
1998       5.32%
1999       4.97%
2000       6.18%

-----------------------------------------
BEST QUARTER                      1.59%
-----------------------------------------
                      3rd quarter, 2000
-----------------------------------------
WORST QUARTER                     0.75%
-----------------------------------------
                      1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)

                                                                            LIFE OF
                                     PAST 1 YEAR         PAST 5 YEARS       THE FUND
--------------------------------------------------------------------------------------
PREMIER SHARES (AFTER EXPENSES)      6.18                5.41               5.20
--------------------------------------------------------------------------------------

(1) Premier Shares commenced operations on 11/15/93.
(2) The Fund's fiscal year end is 8/31.

FEES AND EXPENSES FOR PREMIER SHARES

The expenses of the Premier Shares before and after reimbursement are shown below. The Premier Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                                0.10
DISTRIBUTION (RULE 12b-1) FEES                                 None
SHAREHOLDER SERVICE FEES                                       0.25
OTHER EXPENSES(3)                                              0.13
TOTAL ANNUAL OPERATING EXPENSES                                0.48
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(4)                     (0.03)
NET EXPENSES(4)                                                0.45

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through an investment representative.

EXPENSE EXAMPLE(4)

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- all dividends reinvested

- net expenses for three years and total annual operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Premier Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
YOUR COST ($)                   46         144         259         595
-----------------------------------------------------------------------------

(3) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(4) REFLECTS A WRITTEN AGREEMENT BY THE CHASE MANHATTAN BANK THAT IT OR ONE OF ITS AFFILIATES WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF ITS AVERAGE DAILY NET ASSETS FOR A PERIOD OF THREE YEARS TO EXPIRE ON 9/7/04.

JPMORGAN TREASURY PLUS MONEY MARKET FUND


THE FUND'S OBJECTIVE

THE FUND AIMS TO PROVIDE THE HIGHEST POSSIBLE LEVEL OF CURRENT INCOME WHILE STILL MAINTAINING LIQUIDITY AND PRESERVING CAPITAL.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these investments. These debt securities carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

[SIDENOTE]
BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.



[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Premier Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.23%.

[CHART]

YEAR-BY-YEAR RETURNS(1,2)

1995         5.43%
1996         4.90%
1997         5.09%
1998         5.04%
1999         4.59%
2000         5.90%

-----------------------------------------
BEST QUARTER                      1.55%
-----------------------------------------
                      4th quarter, 2000
-----------------------------------------
  WORST QUARTER                   1.05%
-----------------------------------------
                      1st quarter, 1999


AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)

                                      PAST 1 YEAR       PAST 5 YEARS        LIFE OF THE FUND
----------------------------------------------------------------------------------------------
PREMIER SHARES (AFTER EXPENSES)       5.90              5.10                5.06
----------------------------------------------------------------------------------------------

(1) PREMIER SHARES COMMENCED OPERATIONS ON 4/22/94.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES

The expenses of the Premier Shares before and after reimbursement are shown below. The Premier Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                   0.10
DISTRIBUTION (RULE 12b-1) FEES                    NONE
SHAREHOLDER SERVICE FEES                          0.25
OTHER EXPENSES(3)                                 0.15
TOTAL ANNUAL OPERATING EXPENSES                   0.50
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(4)        (0.05)
NET EXPENSES(4)                                   0.45

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through an investment representative.


EXPENSE EXAMPLE(4)

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- all dividends reinvested

- net expenses for three years and total annual operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Premier Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
YOUR COST ($)                   46         144         264         613
-----------------------------------------------------------------------------

(3) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(4) REFLECTS A WRITTEN AGREEMENT BY THE CHASE MANHATTAN BANK AGREES THAT IT OR ONE OF ITS AFFILIATES WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF ITS AVERAGE DAILY NET ASSETS FOR A PERIOD OF THREE YEARS TO EXPIRE ON 9/7/04.

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND


THE FUND'S OBJECTIVE

THE FUND AIMS TO PROVIDE THE HIGHEST POSSIBLE LEVEL OF CURRENT INCOME WHILE STILL MAINTAINING LIQUIDITY AND PRESERVING CAPITAL.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests substantially all its assets in:

- debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

- repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

[SIDENOTE]
BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

MARKET FUND


If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.


[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Premier Shares. The bar chart shows how the performance of the Fund has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return for the past year, five years and ten years.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.33%.

[CHART]

YEAR-BY-YEAR RETURNS

1991      5.81%
1992      3.40%
1993      2.71%
1994      3.83%
1995      5.54%
1996      5.02%
1997      5.13%
1998      5.14%
1999      4.77%
2000      6.04%

-----------------------------------------
BEST QUARTER                      1.57%
-----------------------------------------
                      1st quarter, 1991
-----------------------------------------
WORST QUARTER                     0.66%
-----------------------------------------
                      2nd quarter, 1993


AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December 31, 2000(1)

                                          PAST 1 YEAR       PAST 5 YEARS     PAST 10 YEARS
-------------------------------------------------------------------------------------------
PREMIER SHARES (AFTER EXPENSES)           6.04              5.22             4.73
-------------------------------------------------------------------------------------------

(1) The Fund's fiscal year end is 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES

The expenses of the Premier Shares before and after reimbursement are shown below. The Premier Shares have no sale, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.


ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                      0.10
DISTRIBUTION (RULE 12b-1) FEES                       0.10
SHAREHOLDER SERVICE FEES                             0.25
OTHER EXPENSES(2)                                    0.13
TOTAL ANNUAL OPERATING EXPENSES                      0.58
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(3)           (0.13)
NET EXPENSES(3)                                      0.45

The table is based on expenses incurred during the most recent fiscal year and does not reflect charges or credits which you might incur if you invest through an investment representive.


(2) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
(3) REFLECTS A WRITTEN AGREEMENT BY THE CHASE MANHATTAN BANK THAT IT OR ONE OF ITS AFFILIATES WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF ITS AVERAGE DAILY NET ASSETS FOR A PERIOD OF ONE YEAR TO EXPIRE ON 9/7/02.

EXPENSE EXAMPLE(4)

This example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- all dividends reinvested

- net expenses for one year and total annual operating expenses thereafter, and

- all shares sold at the end of the period.

The example is for comparison only, the actual return of the Premier Shares and your actual costs may be higher or lower.

                          1 YEAR       3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
YOUR COST($)              46           173            311            713
--------------------------------------------------------------------------------

THE FUNDS' MANAGEMENT AND ADMINISTRATION


Each Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The trusts are all governed by the same trustees. The trustees are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISER
JPMFAM (USA) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) provides the Funds with investment advice and supervision. JPMFAM (USA) is located at 522 5th Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan
Bank.

For the fiscal year ended August 31, 2000, the adviser was paid management fee (net of waivers) as a percentage of average net assets as follows:

FUND                                        %
100% U.S. TREASURY SECURITIES
MONEY MARKET FUND                           0.10

PRIME MONEY MARKET FUND                     0.10

TREASURY PLUS MONEY MARKET FUND             0.10

U.S. GOVERNMENT MONEY
MARKET FUND                                 0.10

THE FUNDS' ADMINISTRATOR
The Chase Manhattan Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average net assets of all money market funds in the JPMorgan Funds complex plus 0.05% of average net assets over $100 billion.

The Funds have agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Premier Shares of each Fund held by investors serviced by the shareholder servicing agent.

JPMFAM (USA) and/or J.P. Morgan Fund Distributors, Inc. (JPMFD), each Fund's distributor, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

JPMFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES
You don't pay any sales charge (sometimes called a load) when you buy Premier Shares of these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of 5:00 p.m. eastern time each day the Funds are accepting purchase orders. You'll pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by a Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price. If you pay by check before the cut-off time, we'll generally process your order the next day the Funds are open for business. Normally, the cut-off (in Eastern time) is:

100% U.S. TREASURY
SECURITIES MONEY
MARKET FUND                                    NOON

U.S. GOVERNMENT
MONEY MARKET FUND                              4:00 p.m.

PRIME MONEY MARKET FUND                        5:00 p.m.

TREASURY PLUS MONEY MARKET FUND                5:00 p.m.

A later cut-off time may be permitted for investors buying their shares through a bank affiliate of JPMorgan Chase so long as such later cut-off time is before the Fund's NAV is calculated. If you buy through an agent and not directly from the JPMorgan Funds Service Center, the agent could set earlier cut-off times. Each Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order.

 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

----------------------------------------------
 THE JPMORGAN FUNDS SERVICE CENTER
----------------------------------------------
 1-800-348-4782
----------------------------------------------

QUALIFIED INVESTORS

Premier Shares are available only to qualified investors. These are defined as institutions, trusts, partnerships, corporations and certain retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which has investment authority over such accounts, as well as individuals who meet a Fund's minimum investment requirements for Premier Shares. Your agent may not offer these shares to all types of qualified investors and may set additional investor qualification requirements for these shares.

MINIMUM INVESTMENTS

First time investors must buy a minimum $100,000 worth of Premier Shares in a Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have at least $100,000 in your account.

OPENING YOUR ACCOUNT AND BUYING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES

You can sell your shares on any day the JPMorgan Funds Service Center is open for trading, either directly to the Funds or through your investment representative. You'll receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order.

Under normal circumstances, if your request is received before a Fund's cut-off time, the Fund will send you the proceeds the same business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares.

Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to sell. He or she will send the necessary documents to the Funds. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell $25,000 or more worth of Fund shares by phone, we'll send the proceeds by electronic transfer or by wire only to the bank account on our records.

Or

Send a signed letter with your instructions to:

JPMORGAN FUNDS SERVICE CENTER
210 WEST 10TH STREET, 8TH FLOOR
KANSAS CITY, MO 64105

REDEMPTIONS-IN-KIND

The Funds reserve the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING SHARES

You can exchange your shares for shares in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGE BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the J.P. Morgan Funds Service Center or your investment representative.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the balance falls below $100,000 because you've sold shares. We may also close the account if you fail to meet the investment minimum over a 12-month period. We'll give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMORGAN FUNDS SERVICE CENTER
210 WEST 10TH STREET, 8TH FLOOR
KANSAS CITY, MO 64105

Each Fund may issue multiple classes of shares. This prospectus relates only to Premier shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

FINANCIAL HIGHLIGHTS


The Financial Highlights tables are intended to help you understand the Funds' financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The following tables provide selected per share data and ratios for one Premier Class share outstanding throughout each period shown.

This information is supplemented by the financial statements including accompanying notes appearing in the Funds' Annual and Semi-Annual Reports to Shareholders, which are incorporated by reference into the SAI. Shareholders may obtain a copy of the annual and semi-annual reports by contacting the Funds or their Shareholder Servicing Agent.

This information has been audited, except as noted, by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND(1)

                                                            6/3/96(2)    YEAR     YEAR     YEAR    YEAR  SIX MONTHS(3)
                                                             THROUGH    ENDED    ENDED    ENDED   ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                             8/31/96  8/31/97  8/31/98  8/31/99 8/31/00       2/28/01
Net asset value, beginning of period                          $1.00    $1.00    $1.00    $1.00    $1.00        $1.00
         Income from investment operations:
                  Net investment income                        0.01     0.05     0.05     0.04     0.05         0.03
         Less distributions:
                  Dividends from net investment income         0.01     0.05     0.05     0.04     0.05         0.03
Net asset value, end of period                                $1.00    $1.00    $1.00    $1.00    $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   1.11%    4.91%    5.00%    4.40%    5.12%        2.84%
======================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                             $1       $6      $22      $24     $116         $132
Ratio of expenses to average net assets(4)                     0.42%    0.55%    0.51%    0.50%    0.49%        0.48%
Ratio of net investment income to average net assets(4)        3.45%    4.80%    4.99%    4.22%    5.02%        5.65%
Ratio of expenses without waivers, reimbursements
  and earnings credits to average net assets(4)                0.42%    0.80%    0.78%    0.56%    0.53%        0.52%
Ratio of net investment income without waivers, reimbursements
  and earnings credits to average net assets(4)                3.45%    4.55%    4.72%    4.16%    4.98%        5.61%

(1)  Formerly Chase Vista 100% U.S. Treasury Securities Money Market Fund.
(2)  Commencement of offering shares.
(3)  For semi-annual period (unaudited).
(4)  Short periods have been annualized.

JPMORGAN PRIME MONEY MARKET FUND(1)

                                                                 YEAR     YEAR     YEAR     YEAR    YEAR  SIX MONTHS(2)
                                                                ENDED    ENDED    ENDED    ENDED   ENDED          ENDED
PER SHARE OPERATING PERFORMANCE:                              8/31/96  8/31/97  8/31/98  8/31/99 8/31/00        2/28/01
Net asset value, beginning of period                            $1.00    $1.00    $1.00    $1.00    $1.00        $1.00
         Income from investment operations:
                  Net investment income                          0.05     0.05     0.05     0.05     0.06         0.03
         Less distributions:
                  Dividends from net investment income           0.05     0.05     0.05     0.05     0.06         0.03
Net asset value, end of period                                  $1.00    $1.00    $1.00    $1.00    $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     5.32%    5.34%    5.44%   4.90%    5.81%         3.06%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                             $419     $499     $590   $1,094   $1,841       $2,059
Ratio of expenses to average net assets(3)                       0.45%    0.45%    0.45%    0.45%    0.45%        0.45%
Ratio of net investment income to average net assets(3)          5.18%    5.17%    5.29%    4.77%    5.67%        6.04%
Ratio of expenses without waivers, reimbursements and
   earnings credits to average net assets(3)                     0.51%    0.53%    0.51%    0.49%    0.49%        0.48%
Ratio of net investment income without waivers,
  reimbursements and earnings credits to average net assets(3)   5.12%    5.09%    5.23%    4.73%    5.63%        6.01%

(1)  Formerly Chase Vista Prime Money Market Fund.
(2)  For semi-annual period (unaudited).
(3)  Short periods have been annualized.

JPMORGAN TREASURY PLUS MONEY MARKET FUND(1)

                                                                YEAR     YEAR     YEAR     YEAR     YEAR  SIX MONTHS(2)
                                                               ENDED    ENDED    ENDED    ENDED    ENDED          ENDED
PER SHARE OPERATING PERFORMANCE:                             8/31/96  8/31/97  8/31/98  8/31/99  8/31/00        2/28/01
Net asset value, beginning of period                           $1.00    $1.00    $1.00    $1.00    $1.00          $1.00
         Income from investment operations:
                  Net investment income                         0.05     0.05     0.05     0.04     0.05           0.03
         Less distributions:
                  Dividends from net investment income          0.05     0.05     0.05     0.04     0.05            0.03
Net asset value, end of period                                 $1.00    $1.00    $1.00    $1.00    $1.00           $1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    5.07%    4.98%    5.18%    4.54%    5.44%           2.93%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                            $106     $131     $155     $476     $228            $348
Ratio of expenses to average net assets(3)                      0.52%    0.51%    0.46%    0.45%    0.45%           0.45%
Ratio of net investment income to average net assets(3)         4.85%    4.88%    5.06%    4.42%    5.28%           5.83%
Ratio of expenses without waivers, reimbursements and
   earnings credits to average net assets(3)                    0.63%    0.53%    0.50%    0.50%    0.51%           0.50%
Ratio of net investment income without waivers,
  reimbursements and earnings credits to average net assets(3)  4.74%    4.86%    5.02%    4.37%    5.22%           5.78%

(1)  Formerly Chase Vista Treasury Plus Money Market Fund.
(2)  For semi-annual period (unaudited).
(3)  Short periods have been annualized.

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND(1)

                                                                YEAR     YEAR     YEAR     YEAR    YEAR  SIX MONTHS(2)
                                                               ENDED    ENDED    ENDED    ENDED   ENDED          ENDED
PER SHARE OPERATING PERFORMANCE:                             8/31/96  8/31/97  8/31/98  8/31/99 8/31/00        2/28/01
Net asset value, beginning of period                           $1.00    $1.00    $1.00    $1.00    $1.00         $1.00
         Income from investment operations:
                  Net investment income                         0.05     0.05     0.05     0.05     0.05          0.03
         Less distributions:
                  Dividends from net investment income          0.05     0.05     0.05     0.05     0.05          0.03
Net asset value, end of period                                 $1.00   $1.00     $1.00    $1.00    $1.00         $1.00
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    5.15%    5.08%    5.25%    4.70%    5.62%         2.98%
======================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                            $802     $837   $1,084     $922   $1,134        $1,083
Ratio of expenses to average net assets(3)                      0.55%    0.55%    0.48%    0.45%    0.45%         0.45%

Ratio of net income to average net assets(3)                    5.04%    4.97%    5.12%    4.60%    5.50%         5.96%

Ratio of expenses without waivers, reimbursements and
   earnings credits to average net assets(3)                    0.59%    0.60%    0.60%    0.58%    0.58%         0.58%

Ratio of net investment income without waivers,
   reimbursements and earnings credits to average net assets(3) 5.00%    4.92%    5.00%    4.47%    5.37%         5.83%

(1)  Formerly Chase Vista U.S. Government Money Market Fund.
(2)  For semi-annual period (unaudited).
(3)  Short periods have been annualized.

HOW TO REACH US


MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It's incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE
CENTER 210 WEST 10TH STREET,
8TH FLOOR KANSAS CITY, MO 64105

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.


The Fund's Investment Company Act File No. is 811-8358.
(C) 2001 JPMorgan Chase & Co. All Rights Reserved. March 2001


                                                                      RHP-MM-701

                                             PROSPECTUS DATED SEPTEMBER __, 2001
                                      SUBJECT TO COMPLETION, DATED JULY 27, 2001



--------------------------------------------------------------------------------
JPMORGAN MONEY MARKET FUNDS

THIS PROSPECTUS OFFERS: SELECT SHARES



PRIME MONEY MARKET FUND






THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[LOGO] JPMORGAN Fleming
       Asset Management


[SIDENOTE]
The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell nor does it seek an offer to buy these securities in any state where the offer or sale is not permitted.

Prime Money Market Fund                             1

The Fund's Management and Administration            5

How Your Account Works                              6

   Buying Fund Shares                               6

   Selling Fund Shares                              7

   Other Information Concerning the Funds           8

   Distributions and Taxes                          9

What the Terms Mean                                10

How To Reach Us                            Back cover

JPMORGAN PRIME MONEY MARKET FUND


THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

  - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management, Inc. (USA) (JPMFAM (USA)) judges to have comparable credit standing

- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements


The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of short-term debt securities tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL

- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO

- WANT A HIGHLY LIQUID INVESTMENT

- ARE LOOKING FOR AN INTERIM INVESTMENT

- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- ARE INVESTING FOR LONG-TERM GROWTH

- ARE INVESTING FOR HIGH INCOME

- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Premier Shares, a related class of shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.45%.


YEAR-BY-YEAR RETURNS(1,2)

[CHART]

1994         4.10%
1995         5.66%
1996         5.20%
1997         5.37%
1998         5.32%
1999         4.97%
2000         6.18%

BEST QUARTER          1.59%
          3rd quarter, 2000
WORST QUARTER         0.75%
          1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURN (%)

For the periods ended December 31, 2000(1)

                                                                   LIFE OF THE
                                        PAST 1 YEAR  PAST 5 YEARS  FUND
PREMIER SHARES (AFTER EXPENSES)         6.18         5.41          5.20

(1) THE PREMIER SHARES, A RELATED CLASS OF SHARES, COMMENCED OPERATIONS ON 11/15/93. THESE RETURNS REFLECT LOWER OPERATING EXPENSES THAN THOSE OF THE SELECT SHARES. THEREFORE THE SELECT SHARES' RETURNS WOULD HAVE BEEN LOWER HAD IT EXISTED DURING THE SAME PERIOD.

(2) THE FUND'S FISCAL YEAR END IS 8/31.

ESTIMATED INVESTOR EXPENSES FOR SELECT SHARES

The estimated expenses of the Select Shares before and after reimbursement are shown below. The Select Shares have no redemption and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.


ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT SHARES ASSETS)

MANAGEMENT FEES                               0.10
DISTRIBUTION (RULE 12b-1) FEES                NONE
SHAREHOLDER SERVICE FEES                      0.25
OTHER EXPENSES(3)                             0.13
TOTAL ANNUAL OPERATING EXPENSES               0.48
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(4)    (0.04)
NET EXPENSES(4)                               0.44

EXPENSE EXAMPLE(4)

The example below is intended to help you compare the cost of investing in the Select Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- all dividends reinvested

- net expenses for three years and total annual operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Select Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
YOUR COST ($)                   45         141         256         591

(3) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(4) REFLECTS A WRITTEN AGREEMENT BY THE CHASE MANHATTAN BANK THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.44% OF ITS AVERAGE DAILY NET ASSETS FOR A PERIOD OF THREE YEARS TO EXPIRE ON 9/7/04.

THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The trusts are all governed by the same trustees. The trustees are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) provides the Fund with investment advice and supervision. JPMFAM (USA) is located at 522 5th Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Fund was The Chase Manhattan Bank. During the most recent fiscal year ended 8/31/00, the adviser was paid management fees (net of waivers), as a percentage of average daily net assets of 0.10%.

THE FUND'S ADMINISTRATOR

The Chase Manhattan Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion the following annual fee on behalf of the Fund for administrative services:

0.10% of the first $100 billion of average net assets of all money market funds in the JPMorgan Funds complex plus 0.05% of average net assets over $100 billion.

The Fund has agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Select Shares of each Fund held by investors serviced by the shareholder servicing agent.

JPMFAM (USA) and/or J.P. Morgan Fund Distributors, Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

JPMFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy Select Shares of in the Fund. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of 5:00 p.m. eastern time each day the Fund is accepting orders. You'll pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

Shares are available on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by the Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price. If you pay by check before the cut-off time, we'll generally process your order the next day the Fund is open for business. Normally, the cut-off (in Eastern time) is 5:00 P.M.

A later cut-off time may be permitted for investors buying their shares through a bank affiliate of JPMorgan Chase so long as such later cut-off time is before the Fund's NAV is calculated. If you buy through an agent and not directly from the JPMorgan Funds Service Center, the agent could set earlier cut-off times. The Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account.

The Fund has the right to reject any purchase order.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

THE JPMORGAN FUNDS SERVICE CENTER

1-800-348-4782

MINIMUM INVESTMENTS

First time investors must buy a minimum of $1,000,000 worth of Select Shares in the Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have at least $1,000,000 in your account. Curent shareholders of Select Class Shares who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Shares of this and other Funds without regard to this minimum.

Make your check out to JPMorgan Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. If you purchase your shares by uncertified check, you cannot sell those shares until 15 calendar days after your purchase. Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the JPMorgan Funds Service Center doesn't receive payment by the later of the Fund's cut-off time or 4:00 p.m. Eastern time on the day you buy.

You can buy shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you wish to buy shares and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may set different minimum investments and earlier cut-off times.

THROUGH THE JPMORGAN FUNDS SERVICES CENTER CALL 1-800-348-4782

Or

Complete the enclosed application form and mail along with it, a check for the amount you want to invest to:

JPMorgan Funds Service Center
210 West 10th Street, 8th floor
Kansas City, MO 64105

SELLING FUND SHARES

You can sell your shares on any day the JPMorgan Funds Service Center is open for trading, either directly to the Fund or through your investment representative. You'll receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order.

Under normal circumstances, if your request is received before the Fund's cut-off time, the Fund will send you the proceeds the same business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares.

The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You can sell shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to sell Select Shares. He or she will send all necessary documents to JPMorgan Fund Services. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire.

If you have changed your address of record within the previous 30 days or if you sell $25,000 or more worth of Fund shares by phone, we'll send the proceeds by electronic transfer or by wire only to the bank account on our records.

Or

Send a signed letter with your instructions to:

JPMorgan Funds Service Center
210 West 10th Street, 8th floor
Kansas City, MO 64105

REDEMPTIONS-IN-KIND

The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING SHARES

You can exchange your shares for shares in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGE BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the J.P. Morgan Funds Service Center or your investment representative.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the balance falls below $1,000,000 because you've sold shares. We may also close the account if you fail to meet the investment minimum over a 12-month period. We'll give you 60 days notice before closing your account. This restriction doesn't apply to shareholders who hold Select Shares as a result of the reorganization of certain JPMorgan Funds in September 2001.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

The Fund may issue multiple classes of shares. This prospectus relates only to Select shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. The Fund distribute any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

HOW TO REACH US


MORE INFORMATION

You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
210 WEST 10TH STREET, 8TH FLOOR
KANSAS CITY, MO 64105

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.




            The Fund's Investment Company Act File No. is 811-08358.


          (C) 2001 JPMorgan Chase & Co. All Rights Reserved. March 2001

                                                                     RHS-MM-701

                                                   PROSPECTUS SEPTEMBER __, 2001
                                      SUBJECT TO COMPLETION, DATED JULY 27, 2001

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell nor does it seek an offer to buy these securities in any state where the offer or sale is not permitted.


JP MORGAN MONEY MARKET FUNDS

THIS PROSPECTUS OFFERS: CASH MANAGEMENT SHARES


PRIME MONEY MARKET FUND



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[CHASE LOGO]
JPMORGAN FLEMING
ASSET MANAGEMENT

Prime Money Market Fund                             1

The Fund's Management and Administration            5

How Your Account Works                              6

   Buying Fund Shares                               6

   Selling Fund Shares                              7

   Distribution Arrangements                        7

   Other Information Concerning the Funds           8

   Distributions and Taxes                          8

What the Terms Mean                                10

How To Reach Us                            Back cover

                        JPMORGAN PRIME MONEY MARKET FUND


THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

  - other U.S. or foreign commercial banks which the Fund's adviser, JPMFAM
    (USA), judge to have comparable credit standing

- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL

- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO

- WANT A HIGHLY LIQUID INVESTMENT

- ARE LOOKING FOR AN INTERIM INVESTMENT

- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- ARE INVESTING FOR LONG-TERM GROWTH

- ARE INVESTING FOR HIGH INCOME

- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Morgan Shares, a related class of shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS(1),(2)

[CHART]

1994        3.39%
1995        4.59%
1996        4.13%
1997        4.49%
1998        4.61%
1999        4.97%
2000        6.03%

BEST QUARTER
----------------------------------
3rd quarter, 2000           1.55%
----------------------------------
WORST QUARTER               0.75%
----------------------------------
1st quarter, 1994

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.38%.

AVERAGE ANNUAL TOTAL RETURN (%)
For the periods ended December 31, 2000(1)

                                                               LIFE OF THE
                                    PAST 1 YEAR  PAST 5 YEARS      FUND
----------------------------------------------------------------------------
MORGAN SHARES (AFTER EXPENSES)         6.03        4.81            4.53
----------------------------------------------------------------------------

(1) PREMIER SHARES, A RELATED CLASS OF SHARES, COMMENCED OPERATIONS ON 11/15/93. THESE RETURNS REFLECT LOWER OPERATING EXPENSES THAN THOSE OF THE CASH MANAGEMENT SHARES. THEREFORE, THE RETURNS OF MANAGEMENT SHARES WOULD HAVE LOWER HAD IT EXISTED DURING THE SAME PERIOD.

(2)  THE FUND'S FISCAL YEAR END IS 8/31.

ESTIMATED INVESTOR EXPENSES FOR CASH MANAGEMENT SHARES

The estimated expenses of the Cash Management Shares before and after reimbursement are shown below. The Cash Management Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                    0.10
 DISTRIBUTION (RULE 12b-1) FEES     0.50
 SHAREHOLDER SERVICE FEES           0.25
 OTHER EXPENSES(3)                  0.16
 TOTAL ANNUAL OPERATING EXPENSES    1.01
 FEE WAIVERS AND
 EXPENSE REIMBURSEMENTS(4)         (0.04)
 NET EXPENSES(4)                    0.97

(3)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
      YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE CASH MANAGEMENT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.97% OF ITS AVERAGE DAILY NET ASSETS FOR A PERIOD OF THREE YEARS TO EXPIRE ON 9/7/04.

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Cash Management Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- all dividends reinvested

- net expenses for three years and total annual operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Cash Management Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 YOUR COST ($)                  99         309         546         1,225
--------------------------------------------------------------------------------

                    THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The trusts are all governed by the same trustees. The trustees are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Funds and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) provides the Funds with investment advice and supervision. JPMFAM (USA) is located at 522 5th Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan Bank. During the most recent fiscal year ended 8/31/00, the adviser was paid management fees (net of waivers), as a percentage of average daily net assets of 0.10%.

THE FUNDS' ADMINISTRATOR

The Chase Manhattan Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:

0.10% of the first $100 billion of average net assets of all money market funds in the JPMorgan Funds complex plus 0.05% of average net assets over $100 billion.

The Fund has agreements with certain shareholder servicing agents (including The Chase Manhattan Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Cash Management Shares of the Fund held by investors serviced by the shareholder servicing agent. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Cash Management Shares of the Fund.

JPMFAM (USA) and/or J.P. Morgan Fund Distributors, Inc. (JPMFD), each Fund distributor, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

JPMFD is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS


BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy Cash Management Shares of in the Fund. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated by 5:00 p.m. Eastern time each day the Fund is accepting orders. You'll pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

INVESTING THROUGH A SERVICE ORGANIZATION

Prospective investors may only purchase shares of the Fund with the assistance of a service organization. Your service organization is paid by the Fund to assist you in establishing your account, executing transactions, and monitoring your investment. The minimum amount for initial investments in the Fund by a service organization is $10,000,000 and for additional investments $25,000, although these minimums may be less for some investors. Service organizations may provide the following services in connection with their customers' investments in the Fund:

- Acting, directly or through an agent, as the sole shareholder of record

- Maintaining account records for customers

- Processing orders to purchase, redeem or exchange shares for customers

- Responding to inquiries from shareholders

- Assisting customers with investment procedures.

Shares are available on any business day the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by the Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price. Service organizations will be responsible for transmitting accepted orders and payments to the Fund by the cut-off time. Normally, the Fund's cut-off (in Eastern time) is 5:00 p.m.

The service organization could set earlier cut-off times. The Fund may close earlier a few days each year if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account.

The Fund has the right to reject any purchase order.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL: THE JPMORGAN FUNDS SERVICE CENTER 1-800-348-4782

Your service organization may charge you a fee and may offer additional services, such as special purchase redemption programs, "sweep" programs, cash advances and redemption checks. Your service organization may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES

When you sell your shares you'll receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Fund. If you purchase your shares by uncertified check, you cannot sell those shares until 15 calendar days after your purchase.

We will need the names of the registered shareholders and your account number before we can sell your shares. We will send the proceeds from the sale to you on the same day if we receive your request before the Fund's cut-off time. The money will be sent the next day for requests we receive after this deadline. Federal law allows the Fund to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

SELLING SHARES THROUGH YOUR SERVICE ORGANIZATIONS

Tell your service organization that you want to sell shares. They'll send all necessary documents to the JPMorgan Funds Service Center.

REDEMPTIONS-IN-KIND

The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING SHARES

You can exchange your shares for shares in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGE BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the J.P. Morgan Funds Service Center or your investment representative.

DISTRIBUTION ARRANGEMENTS

The Fund has adopted a Rule 12b-1 distribution plan under which it pays to JPMDF (and other broker-dealers) annual distribution fees of up to

0.50% of the average daily net assets attributed to Cash Management Shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the balance falls below the minimum because you've sold shares. We may also close the account if you fail to meet the investment minimum over a twelve-month period. We'll give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to: JPMorgan Funds Service Center
                 210 West 10th Street, 8th floor
                 Kansas City, MO 64105

The Fund may issue multiple classes of shares. This prospectus relates only to Cash Management Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. The Fund distribute any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

                               WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

HOW TO REACH US

MORE INFORMATION

You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
210 WEST 10TH STREET, 8TH FLOOR
KANSAS CITY, MO 64105

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section, and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.



The Fund's Investment Company Act File No. is 811-08358.
(C)2001 JPMorgan Chase & Co. All Rights Reserved. March 2001

                                                                     RHCM-MM-701

********************************************************************************
The information in this statement of additional information is not complete and may be changed. This statement of additional information and the accompanying prospectus are not an offer to sell these securities and we are not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.
********************************************************************************


                                MUTUAL FUND TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                SEPTEMBER  , 2001

                  (SUBJECT TO COMPLETION, DATED JULY 27, 2001)


                        JPMORGAN PRIME MONEY MARKET FUND
                       JPMORGAN FEDERAL MONEY MARKET FUND
                    JPMORGAN TREASURY PLUS MONEY MARKET FUND
                       JPMORGAN TAX FREE MONEY MARKET FUND
            JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                 JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND
                  JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND
                   JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND


                   522 FIFTH AVENUE, NEW YORK, NEW YORK 10036





THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNTION WITH THE FUNDS' PROSPECTUSES DATED SEPTEMBER __, 2001, AS SUPLEMENTD FROM TIME TO TIME. THE FUNDS' PROSPECTUSES FOR CLASS B AND CLASS C SHARES, SELECT SHARES, PREMIER, PREMIER/SELECT, CASH MANAGEMENT, AGENCY AND RESERVE SHARES ARE AVAILABLE, WITHOUT CHARGE, UPON REQUEST FROM JPMORGAN FUNDS SERVICE CENTER, 210 WEST 10TH STREET, 8TH FLOOR, KANSAS CITY, MO 64105. THE FUNDS' PROSPECTUSES FOR INSTITUTIONAL SHARES ARE ALSO AVAILABLE, WITHOUT CHARGE, UPON REQUEST FROM JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER, 500 STANTON CHRISTIANA ROAD, NEWARK, DE 19713.

TABLE OF CONTENTS                                                                 PAGE
THE FUNDS                                                                                1
INVESTMENT POLICIES AND RESTRICTIONS                                                     2
PERFORMANCE INFORMATION                                                                 14
PURCHASES, REDEMPTIONS AND EXCHANGES                                                    20
DISTRIBUTIONS; TAX MATTERS                                                              22
FUND DISTRIBUTIONS                                                                      23
TRUSTEES                                                                                26
CODE OF ETHICS                                                                          30
OFFICERS                                                                                30
ADVISER                                                                                 30
ADMINISTRATOR                                                                           32
DISTRIBUTION PLANS                                                                      33
DISTRIBUTION AGREEMENT                                                                  35
SHAREHOLDER SERVICING AGENTS, TRANSFER AGENT AND CUSTODIAN                              36
INDEPENDENT ACCOUNTANTS                                                                 40
CERTAIN REGULATORY MATTERS                                                              40
EXPENSES                                                                                41
DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES                                    41
FINANCIAL STATEMENTS                                                                    43
APPENDIX A - DESCRIPTION OF CERTAIN OBLIGATIONS ISSUED OR GUARANTEED BY U.S.
GOVERNMENT AGENCIES OR INSTRUMENTALITIES                                               A-1
APPENDIX B - DESCRIPTION OF RATINGS                                                    B-1

THE FUNDS

         Prime Money Market Fund, Federal Money Market Fund, Treasury Plus Money Market Fund, Tax Free Money Market Fund, 100% U.S. Treasury Securities Money Market Fund, California Tax Free Money Market Fund, New York Tax Free Money Market Fund, and U.S. Government Money Market Fund (each a "Fund" and collectively, the "Money Market Funds" or "Funds") are series of Mutual Fund Trust (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 4, 1994. Each fund is a separate series of the Trust. Certain of the Funds are diversified and other Funds are non-diversified, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). To date, the Trustees of the Trust have authorized the issuance of classes of shares, as follows: Prime Money Market Fund - Class B, Class C, Morgan, Select, Premier, Agency, Institutional, Reserve and Cash Management; Federal Money Market Fund - Morgan, Premier/Select, Agency and Institutional; Treasury Plus Money Market Fund - Morgan, Premier, Agency, Institutional and Reserve; Tax Free Money Market Fund -Morgan, Premier/Select, Agency and Institutional; 100% U.S. Treasury Securities Money Market Fund - Morgan, Premier, Agency and Institutional; California Tax Free Money Market Fund -- Morgan; New York Tax Free Money Market Fund - Morgan; and U.S. Government Money Market Fund - Morgan, Premier, Agency and Institutional. The shares of the Funds are collectively referred to in this Statement of Additional Information as the "Shares." The fiscal year-end of the Funds in the Trust is August 31.

         On December 4, 1992, the shareholders of each of the existing classes of Shares of Vista Global Money Market Fund and Vista U. S. Government Money Market Fund approved the reorganization of each of such Funds into newly-created series of Mutual Fund Group, effective January 1, 1993. Prior to such approvals, on December 4, 1992, the shareholders of each of the five existing series of Trinity Assets Trust (Trinity Money Market Fund, Trinity Government Fund, Trinity Bond Fund, Trinity Short-Term Bond Fund and Trinity Equity Fund) (collectively, the "Trinity Funds") approved the reorganization of each of the Trinity Funds into newly-created series of the Trust, effective January 1, 1993. Vista Global Money Market Fund and Trinity Money Market Fund were reorganized into classes of Shares of "Vista Worldwide Money Market Fund", which changed its name to "Vista Global Money Market Fund" as of December 31, 1992. Vista U. S. Government Money Market Fund and Trinity Government Fund were reorganized into classes of Shares of "Vista Government Cash Fund", which changed its name to "Vista U. S. Government Money Market Fund" as of December 31, 1992.

         On August 25, 1994, the shareholders of each of the existing classes of Shares of the Vista U. S. Government Money Market Fund, Vista Global Money Market Fund, Vista Prime Money Market Fund, Vista Tax Free Money Market Fund, Vista California Money Market Fund, Vista New York Tax Free Money Market Fund, and the Vista California Intermediate Tax Free Fund approved the re-organization of each of such Funds into newly-created series of Mutual Fund Trust, effective October 28, 1994. Prior to such approvals, each of such Funds were series of Mutual Fund Group, an affiliated investment company.

         On May 3, 1996, The U. S. Treasury Money Market Fund of The Hanover Funds, Inc. ("Hanover") merged into the Vista Shares of Treasury Plus Money Market Fund, The Government Money Market Fund of Hanover merged into the Vista Shares of U. S. Government Money Market Fund, The Tax Free Money Market Fund of Hanover merged into the Vista Shares of Tax Free Money Market Fund, The New York Tax Free Money Market Fund of Hanover merged into the Vista Shares of New York Tax Free Money Market Fund, and The 100% U. S. Treasury Securities Money Market Fund of Hanover merged into the Vista Shares of The 100% U. S. Treasury Securities Money Market Fund. The foregoing mergers are referred to herein as the "Hanover Reorganization."

         Effective February 28, 2001, the following Funds were renamed with approval of the Board of Trustees of the Trust.

NEW NAME                                                          FORMER NAME
JPMorgan Prime Money Market Fund II                               Chase Vista Prime Money Market Fund
JPMorgan Federal Money Market Fund II                             Chase Vista Federal Money Market Fund
JPMorgan Treasury Plus Money Market Fund                          Chase Vista Treasury Plus Money Market Fund
JPMorgan Tax Free Money Market Fund                               Chase Vista Tax Free Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market               Chase  Vista 100% U.S. Treasury Securities Money

Fund                                                              Market Fund
JPMorgan U.S. Government Money Market Fund                        Chase Vista U.S. Government Money Market Fund
JPMorgan California Tax Free Money Market Fund                    Chase Vista California Tax Free Money Market Fund
JPMorgan New York Tax Free Money Market Fund                      Chase Vista New York Tax Free Money Market Fund

Effective as of the date of this Statement of Additional Informational and the corresponding Prospectuses, the trustees of the Trust approved the re-naming of the following Funds:

JPMorgan Prime Money Market Fund II                               JPMorgan Prime Money Market Fund
JPMorgan Federal Money Market Fund II                             JPMorgan Federal Money Market Fund

         The Trustees provide broad supervision over the affairs of the Trust including the Funds. J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM
(USA)" or the "Adviser") is the investment adviser for all the Funds. Prior to February 28, 2001, the investment adviser to the Funds was The Chase Manhattan Bank ("Chase").

         Chase serves as the Trust's administrator (the "Administrator") and supervises the overall administration of the Trust, including the Funds. A majority of the Trustees of the Trust are not affiliated with the JPMFAM (USA) nor the Administrator.

         Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, Chase, an affiliate of the Adviser or any other bank. Shares of a Fund are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.


INVESTMENT POLICIES AND RESTRICTIONS

INVESTMENT POLICIES

         The Prospectuses set forth the various investment policies applicable to each Fund. The following information supplements and should be read in conjunction with the related sections of each Prospectus. As used in this Statement of Additional Information, with respect to those Funds and policies for which they apply, the terms "Municipal Obligations" and "tax-exempt securities" have the meanings given to them in the relevant Fund's Prospectus. For descriptions of the securities ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Investors Service, Inc. ("Fitch"), see Appendix B.

         The Money Market Funds invest only in U. S. dollar-denominated high-quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees.

         The management style used for the Funds emphasizes several key factors. Portfolio managers consider the security quality that is, the ability of the debt issuer to make timely payments of principal and interest. Also important in the analysis is the relationship of a bond's yield and its maturity, in which the managers evaluate the risks of investing in long-term higher-yielding securities. Another step in the analysis is comparing yields on different types of securities to determine relative risk/reward profiles.

MONEY MARKET INSTRUMENTS

         A description of the various types of money market instruments that may be purchased by the Funds appears below. Also see "Quality and Diversification Requirements."

         U.S. TREASURY SECURITIES. Each of the Funds may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

         ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each of the Funds (other than the Treasury Plus Money Market Fund and U.S. 100% Treasury Securities Money Market Fund) may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

         FOREIGN GOVERNMENT OBLIGATIONS. The Prime Money Market Fund, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. See "Foreign Investments." These securities must be denominated in the U.S. dollar.

         BANK OBLIGATIONS. The Prime Money Market Fund, Tax Free Money Market Fund, California Tax Free Money Market Fund and New York Tax Free Money Market Fund (each a Tax Free Money Market Fund and collectively, the " Tax Free Funds"), unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). See "Foreign Investments." The Prime Money Market Fund will not invest in obligations for which the Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Prime Money Market Fund, may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

         COMMERCIAL PAPER. The Prime Money Market Fund may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Chase acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by Chase or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. Chase, an affiliate of the Adviser, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by Chase. Since master demand obligations typically are not rated by credit rating agencies, the Prime Money Market Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser to have a credit quality which satisfies the Prime Money Market Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Prime Money Market Fund to be liquid because they are payable upon demand. The Prime Money Market Fund does not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of Chase to whom Chase, in its capacity as a commercial bank, has made a loan.

         ASSET-BACKED SECURITIES. The Prime Money Market Fund may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Asset-backed securities provide periodic payments that generally consist of both interest and principal payments. Consequently, the life of an asset-backed security varies with the prepayment experience of the underlying obligations. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

         STRUCTURED PRODUCTS. The Funds may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.

         A Fund is permitted to invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund's purchase of subordinated structured products will not be deemed to be leverage for purposed of a Fund's fundamental investment limitation related to borrowing and leverage.

         Certain issuers of structured products may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which the Funds invest may be deemed illiquid and subject to their limitation on illiquid investments.

         Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there maybe no active trading market for structured products.

         REPURCHASE AGREEMENTS. Each of the Funds other than the Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund may enter into repurchase agreements with brokers, dealers or banks that meet the Adviser's credit guidelines approved. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Funds' restrictions on purchases of illiquid securities. The Funds will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. Each Fund will be fully collateralized within the meaning of paragraph (a)(4) of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the seller defaults, a

Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by a Fund may be delayed or limited.

         The Prime Money Market Fund may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including, without limitation, corporate and foreign bonds, asset-backed securities and other obligations described in the Prospectus or this Statement of Additional Information.

FOREIGN INVESTMENTS

         The Prime Money Market Fund may invest in certain foreign securities. All investments must be U.S. dollar-denominated. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

         Investors should realize that the value of the Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

MUNICIPAL OBLIGATIONS

         The Prime Money Market Fund and Tax Free Funds may invest in Municipal Obligations. The Prime Money Market Fund may invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which they may invest. Dividends paid by these Funds that are derived from interest on municipal obligations will be taxable to shareholders for federal income tax purposes.

         Interest on certain Municipal Obligations (including certain industrial development bonds), while exempt from federal income tax, is a preference item for the purpose of the alternative minimum tax ("AMT"). Where a mutual fund receives such interest, a proportionate share of any exempt-interest dividend paid by the mutual fund may be treated as such a preference item to shareholders. Federal tax legislation enacted over the past few years has limited the types and volume of bonds which are not AMT Items and the interest on which is not subject to federal income tax. This legislation may affect the availability of Municipal Obligations for investment by the Tax Free Funds. Investments by the Tax Free Funds will be made in unrated Municipal Obligations only if they are determined to be of comparable quality to permissable rated investments on the basis of the advisers' credit evaluation of the obligor or of the bank issuing a participation certificate, letter of credit or guaranty, or insurance issued in support of the obligation. High Quality instruments may produce a lower yield than would be available from less highly rated instruments. The Board of Trustees has determined that Municipal Obligations which are backed by the credit of the U. S. Government will be considered to have a rating equivalent to Moody's Aaa.

         If, subsequent to purchase by the Tax Free Funds, (a) an issue of rated Municipal Obligations ceases to be rated in the highest short-term rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Board of Trustees determines that it is no longer of comparable quality or (b) a Money Market Fund's adviser become aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Board of Trustees will reassess promptly whether such security presents minimal credit risk and will cause such Money Market Fund to take such action as it determines is in its best interest and that of its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the advisers becoming aware of the new rating and the Fund's Board is subsequently notified of the adviser's actions.

         MUNICIPAL BONDS. The Prime Money Market Fund and Tax Free Funds may invest in municipal bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentality's. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities or for water supply, gas, electricity or waste disposal facilities. The Prime Money Market Fund may invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commercial paper and municipal demand obligations such as variable rate demand notes and master demand obligations. These municipal bonds and notes will be taxable securities; income generated from these investments will be subject to federal, state and local taxes.

         Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not generally payable from the general taxing power of a municipality.

         The Tax Free Funds may also invest in industrial development bonds that are backed only by the assets and revenues of the non-governmental issuers such as hospitals or airports, provided, however, that the Funds may not invest more than 25% of the value of their total assets in such bonds if the issuers are in the same industry.

         MUNICIPAL NOTES. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

        Municipal notes are short-term obligations with a maturity at the time of issuance ranging from six months to five years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

        Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

         MUNICIPAL LEASE OBLIGATIONS. The Tax Free Funds may invest in municipal lease obligations. These typically provide a premium interest rate. Municipal lease obligations do not constitute general obligations of the municipality. Certain municipal lease obligations in which the Tax Free Funds may invest contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment payments in future years unless money is later appropriated for such purpose. Each Fund will limit their investments in non-appropriation leases to 10% of its assets. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain investments in municipal lease obligations may be illiquid.

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each of the Funds may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities, no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow.
If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults.

         INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by each of the Funds to the extent permitted under the 1940 Act or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, provided however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

         REVERSE REPURCHASE AGREEMENTS. Each of the Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. Each Fund will establish and maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. All forms of borrowing (including reverse repurchase agreement and securities lending) are limited in the aggregate and may not exceed 30% of the Funds' total assets.

         LOANS OF PORTFOLIO SECURITIES. Each of the Funds may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Funds in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Fund and its respective investors. The Funds may pay reasonable finders' and custodial fees in connection with a loan. In addition, a Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and no Fund will make any loans in excess of one year. Loans of portfolio securities may be considered extensions of credit by the Funds. The risks to each Fund with respect to borrowers of its portfolio securities are similar to the risks to each Fund with respect to sellers in repurchase agreement transactions. See "Repurchase Agreements". The Funds will not lend their securities to any officer, Trustee, Director, employee or other affiliate of the Funds, the Adviser or the Distributor, unless otherwise permitted by applicable law. All forms of borrowing (including reverse repurchase agreement and securities lending) are limited in the aggregate and may not exceed 30% of the Fund's total assets.

         FORWARD COMMITMENTS. The Prime Money Market Fund and Tax Free Money Market Funds may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In order to invest a Fund's assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. Although, with respect to the Tax Free Funds, short-term investments will normally be in tax-exempt securities or Municipal Obligations, short-term taxable securities or obligations may be purchased if suitable short-term tax-exempt securities or Municipal Obligations are not available. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Since that policy currently recommends that an amount of the respective Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of such Fund consisting of cash, cash equivalents or high quality debt securities equal to the amount of such Fund's commitments will be established at such Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the respective Fund.

         Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund's portfolio are subject to changes in value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses, which, for consideration by investors in the Tax Free Funds, are not exempt from federal, state or local taxation. Forward commitments involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral in completing the transaction.

         To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage, and settlement of such transactions will be within 90 days from the trade date.

         STAND-BY COMMITMENTS. When a Fund purchases securities it may also enter into put transactions, including those referred to as stand-by commitments, with respect to such securities. Under a stand-by commitment, a bank, broker-dealer or other financial institution agrees to purchase at a Fund's option a specified security at a specified price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield.

         The amount payable to a Money Market Fund upon its exercise of a stand-by commitment with respect to a Municipal Obligation normally would be (i) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid by the Fund on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (ii) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, a Money Market Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. The Money Market Funds value stand-by commitments at zero for purposes of computing their net asset value per share.

         The stand-by commitments that may be entered into by the Funds are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by a Fund, and that the maturity of the underlying security will generally be different from that of the commitment. Not more than 10% of the total assets of a Money Market Fund will be invested in Municipal Obligations that are subject to stand-by commitments from the same bank or broker-dealer.

         FLOATING AND VARIABLE RATE SECURITIES AND PARTICIPATION CERTIFICATES. Each Fund other than the Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund may invest in floating and variable rate securities. Floating and variable rate demand instruments permit the holder to demand payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The floating or variable rate demand instruments in which the Funds may invest are payable on demand on not more than seven calendar days' notice.

         The terms of these types of securities provide that interest rates are adjustable at intervals ranging from daily to up to six months and the adjustments are based upon the prime rate of a bank or other short-term rates, such as Treasury Bills or LIBOR (London Interbank Offered Rate), as provided in the respective instruments. The Funds will decide which floating or variable rate securities to purchase in accordance with procedures prescribed by Board of Trustees of the Trust in order to minimize credit risks.

         The Board of Trustees may determine that an unrated floating or variable rate security meets the Fund's high quality criteria if it is backed by a letter of credit or guarantee or is insured by an insurer that meets such quality criteria, or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality", no credit support from a bank or other financial institution will be necessary. The Board of Trustees will re-evaluate each unrated floating or variable rate security on a quarterly basis to determine that it continues to meet a Fund's high quality criteria. If an instrument is ever deemed to fall below a Fund's high quality standards, either it will be sold in the market or the demand feature will be exercised.

         The securities in which the Tax Free Funds and the Prime Money Market Fund may invest include participation certificates, issued by a bank, insurance company or other financial institution, in securities owned by such institutions or affiliated organizations ("Participation Certificates"), and, in the case of the Prime Money Market Fund, certificates of indebtedness or safekeeping. Participation Certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. A Participation Certificate gives a Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for a particular Fund.

         A Fund may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Fund's participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by a Fund. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Fund will attempt to have the issuer of the Participation Certificate bear the cost of any such insurance, although the Funds retain the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting a Fund to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. A Fund's ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank's obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.

         The advisers have been instructed by the Board of Trustees to monitor on an ongoing basis the pricing, quality and liquidity of the floating and variable rate securities held by the Funds, including Participation Certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Funds may subscribe. Although these instruments may be sold by a Fund, it is intended that they be held until maturity. The Internal Revenue Service has not ruled on whether interest on participations in floating or variable rate Municipal Obligations is tax exempt. Participation Certificates will only be purchased by the Tax Free Funds if, in the opinion of counsel to the issuer, interest income on such instruments will be tax-exempt when distributed as dividends to shareholders of such Fund.

         Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the floating or variable rate nature of the underlying floating or variable rate securities should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund's portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

         The maturity of variable rate securities is deemed to be the longer of
(i) the notice period required before a Fund is entitled to receive payment of the principal amount of the security upon demand or (ii) the period remaining until the security's next interest rate adjustment. With respect to a Money Market Fund, the maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Fund's dollar-weighted average portfolio maturity. With respect to the Income Funds, if variable rate securities are not redeemed through the demand feature, they mature on a specified date which may range up to thirty years from the date of issuance.

         TENDER OPTION FLOATING OR VARIABLE RATE CERTIFICATES. The Money Market Funds may invest in tender option bonds. A tender option bond is a synthetic floating or variable rate security issued when long term bonds are purchased in the secondary market and are then deposited into a trust. Custodial receipts are then issued to investors, such as the Funds, evidencing ownership interests in the trust. The trust sets a floating or variable rate on a daily or weekly basis which is established through a remarketing agent. These types of instruments, to be money market eligible under Rule 2a-7, must have a liquidity facility in place which provides additional comfort to the investors in case the remarketing fails. The sponsor of the trust keeps the difference between the rate on the long term bond and the rate on the short term floating or variable rate security.

         ZERO COUPON AND STRIPPED OBLIGATIONS. Each Fund may invest up to 20% of its total assets in such stripped obligations. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. Prime Money Market Fund and Tax Free Funds may also invest in zero coupon obligations. Zero coupon obligations are sold at a substantial discount from their value at maturity and, when held to maturity, their entire return, which consists of the amortization of discount, comes from the difference between their purchase price and maturity value. Because interest on a zero coupon obligation is not distributed on a current basis, the obligation tends to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying securities with similar maturities. As with STRIPS, the risk is greater when the period to maturity is longer. The value of zero coupon obligations appreciates more than such ordinary interest-paying securities during periods of declining interest rates and depreciates more than such ordinary interest-paying securities during periods of rising interest rates. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended, investments in zero coupon obligations will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income.

         Zero coupon securities may be created when a dealer deposits a U. S. Treasury or federal agency security with a custodian and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities, Treasury Investment Growth Receipts and generic Treasury Receipts, are examples of stripped U. S. Treasury securities separated into their component parts through such custodial arrangements.

         CUSTODIAL RECEIPTS. The Prime Money Market Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U. S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not deemed U. S. Government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

         FUNDING AGREEMENTS. Prime Money Market Fund may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by a purchaser. Funding agreements generally will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there generally is no active secondary market for these investments, a funding agreement may be deemed to be illiquid.

         TEMPORARY DEFENSIVE POSITIONS. For temporary defensive purposes, each Tax Free Fund may invest without limitation in high quality money market instruments and repurchase agreements, the interest income from which may be taxable to shareholders as ordinary income for federal income tax purposes.

         ILLIQUID INVESTMENTS, PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES. The Prime Money Market Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. No Fund may acquire any illiquid holdings if, as a result thereof, more than 10% of a Fund's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Funds may acquire investments that are illiquid or have limited liquidity, such as the Prime Money Market Fund's investments in private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Funds. The price the Funds pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

         The Prime Money Market Fund and Tax Free Money Market Funds may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Adviser's implementation of these guidelines on a periodic basis.

         As to illiquid investments, a Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

QUALITY AND DIVERSIFICATION REQUIREMENTS

         Each of the Funds intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of each Fund: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentality's, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

         At the time any of the Funds invests in any taxable commercial paper, master demand obligation, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in Chase's opinion.

         PRIME MONEY MARKET FUND. In order to achieve its investment objective and maintain a stable net asset value, the Prime Money Market Fund will (i) limit its investment in the securities (other than U.S. Government securities) of any one issuer to no more than 5% of its assets, measured at the time of purchase, except for investments held for not more than three business days and
(ii) limit investments to securities that present minimal credit risks and securities (other than U.S. Government securities) that are rated within the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or by the only NRSRO that has rated the security. Securities which originally had a maturity of over one year are subject to more complicated, but generally similar rating requirements. A description of illustrative credit ratings is set forth in "Appendix A." The Fund may also purchase unrated securities that are of comparable quality to the rated securities described above. Additionally, if the issuer of a particular security has issued other securities of comparable priority and security and which have been rated in accordance with (ii) above, that security will be deemed to have the same rating as such other rated securities.

         In addition, the Board of Trustees has adopted procedures which (i) require the Board of Trustees to approve or ratify purchases by the Fund of securities (other than U.S. Government securities) that are unrated; (ii) require the Fund to maintain a dollar-weighted average portfolio maturity of not more than 60 days and to invest only in securities with a remaining maturity of not more than 397 days; and (iii) require the Fund, in the event of certain downgradings of or defaults on portfolio holdings, to dispose of the holding, subject in certain circumstances to a finding by the Trustees that disposing of the holding would not be in the Fund's best interest.

         TREASURY PLUS MONEY MARKET FUND. In order to maintain a stable net asset value, the Treasury Securities Money Market Fund will invest at least 65% of its assets in direct debt securities of the U.S. Treasury, including Treasury bills, notes and bonds, and related repurchase agreement transactions, each having a remaining maturity of not more than thirteen months at the time of purchase and will maintain a dollar-weighted average portfolio maturity of not more than 60 days.

         FEDERAL MONEY MARKET FUND. In order to achieve its investment objective and maintain a stable net asset value, the Federal Money Market Fund will limit its investments to direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and certain U.S. Government agency securities with remaining maturities of not more than thirteen months at the time of purchase and will maintain a dollar-weighted average portfolio maturity of not more than 90 days.

         TAX FREE MONEY MARKET FUNDS. In order to attain its objective of maintaining a stable net asset value, the Funds will limit its investments by investing 80% of its assets in municipal obligations and 20% in securities subject to federal income tax or the federal alternative minimum tax for individuals with remaining maturities of not more than thirteen months at the time of purchase and will maintain a dollar-weighted average portfolio maturity of not more than 90 days.

         100% TREASURY SECURITIES MONEY MARKET FUND. In order to maintain a stable net asset value, the 100% Treasury Securities Money Market Fund will limit its investments to direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and related repurchase agreement transactions, each having a remaining maturity of not more than thirteen months at the time of purchase and will maintain a dollar-weighted average portfolio maturity of not more than 90 days.

         CALIFORNIA TAX FREE MONEY MARKET FUND. In order to achieve its investment objective and maintain a stable net asset value, California Tax Free Money Market Fund will limit its investments by investing 65% of its assets in California municipal obligations with remaining maturities of not more than thirteen months at this time of purchase and will maintain a dollar-weighted average portfolio maturities of not more than 90 days.

         NEW YORK TAX FREE MONEY MARKET FUND. In order to achieve its investment objective and maintain a stable net asset value, New York Tax Free Money Market Fund will limit its investments by investing 65% of its assets in California municipal obligations with remaining maturities of not more than thirteen months at this time of purchase and will maintain a dollar-weighted average portfolio maturities of not more than 90 days.

         U.S. GOVERNMENT MONEY MARKET FUND. In order to achieve its investment objective and maintain a stable net asset value, the U.S. Government Money Market Fund will limit its investments to direct obligations issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government and repurchase agreement transactions, each having a remaining maturity of not more than thirteen months at the time of purchase and will maintain a dollar-weighted average portfolio maturity of not more than 60 days.

Investment Restrictions

         The Funds have adopted the following investment restrictions which may not be changed without approval by the Trusteesa "majority of the outstanding shares" of a Fund which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a Fund.

         Each Fund:

         (1) May not borrow money, except that each Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments;

         (2) May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.

         (3) May not purchase the securities of any issuer (other than securities issued or guaranteed by the U. S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, (i) with respect to a Fund's permissible futures and options transactions in U. S. Government securities, positions in options and futures shall not be subject to this restriction; (ii) the Money Market Funds may invest more than 25% of their total assets in obligations issued by banks, including U. S. banks; and (iii) Tax Free Money Market Fund, California Tax Free Money Market Fund and New York Tax Free Money Market Fund may invest more than 25% of its respective assets in municipal obligations secured by bank letters of credit or guarantees, including participation certificates;

         (4) May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

         (5) May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

         (6)      May not issue any senior security (as defined in the 1940
                  Act), except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and
                  (c) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to a Fund's permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security; or

         (7) underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

         In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, a Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships. For purposes of investment restriction (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." Investment restriction (3) above, however, is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of any "industry." Supranational organizations are collectively considered to be members of a single "industry" for purposes of restriction (3) above.

         In addition, each Fund is subject to the following nonfundamental investment restrictions which may be changed without shareholder approval:

         (1) Each Fund other than the Tax Free Money Market Fund, California Tax Free Money Market Fund and New York Tax Free Money Market Fund may not, with respect to 75% of its assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U. S. Government, its agencies and instrumentalities); the Tax Free Money Market Fund, California Tax Free Money Market Fund and New York Tax Free Money Market Fund may not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.

         (2) Each Fund may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund. The Funds have no current intention of making short sales against the box.

         (3) Each Fund may not purchase or sell interests in oil, gas or mineral leases.

         (4) Each Money Market Fund may not invest more than 10% of its net assets in illiquid securities.

         (5) Each Fund may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

         (6) Each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

         For purposes of investment restriction (4) above, illiquid securities includes securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees.

         The investment objective of each Fund is non-fundamental.

         For purposes of the Funds' investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

         If a percentage or rating restriction on investment or use of assets set forth herein or in a Prospectus is adhered to at the time, later changes in percentage or ratings resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

PERFORMANCE INFORMATION

         From time to time, a Fund may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Performance is calculated separately for each class of shares. Because such performance information is based on past investment results, it should not be considered as an indication or representation of the performance of any classes of a Fund in the future. From time to time, the performance and yield of classes of a Fund may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund or its classes may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Funds on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance and yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance and yield of a Fund or its classes. A Fund's performance may be compared with indices such as the Lehman Brothers Government/Credit Bond Index, the Lehman Brothers Government Bond Index, the Lehman Government Bond 1-3 Year Index and the
Lehman Aggregate Bond Index; the S&P 500 Index, the Dow Jones Industrial Average or any other commonly quoted index of common stock prices; and the Russell 2000 Index and the NASDAQ Composite Index. Additionally, a Fund may, with proper authorization, reprint articles written about such Fund and provide them to prospective shareholders.

         A Fund may provide period and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in a Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. For Class B and Class C Shares, the average annual total rate of return figures will assume deduction of the applicable contingent deferred sales charge imposed on a total redemption of shares held for the period. One-, five-, and ten-year periods will be shown, unless the class has been in existence for a shorter-period.

         Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields and the net asset values (in the case of the Income Funds) of the classes of shares of a Fund will vary based on market conditions, the current market value of the securities held by a Fund and changes in the Fund's expenses. The Adviser, Shareholder Servicing Agents, the Administrator, J.P. Morgan Fund Distributors, Inc. (the "Distributor") and other service providers may voluntarily waive a portion of their fees on a month-to-month basis. In addition, the Distributor may assume a portion of a Fund's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of the classes of shares of a Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of the classes of shares of a Fund to yields and total rates of return published for other investment companies and other investment vehicles (including different classes of shares). The Trust is advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding the Shareholder Servicing Agent fees received, which will have the effect of increasing the net return on the investment of customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agents quotations reflecting such increased return.

         Each Fund presents performance information for each class thereof since the commencement of operations of that Fund, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of the related Fund is therefore based on the performance history of a predecessor class or classes. Performance information is restated to reflect the maximum contingent deferred sales charge (in the case of Class B Shares) when presented inclusive of sales charges. Additional performance information may be presented which does not reflect the deduction or sales charges. Historical expenses reflected in performance information are based upon the distribution, shareholder servicing fees and other expenses actually incurred during the period presented and have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class.

         Advertising or communications to shareholders may contain the views of the advisers as to current market, economic, trade and interest rate trends, as well as legislative, regulatory and monetary developments, and may include investment strategies and related matters believed to be of relevance to a Fund.

         Advertisements for JPMorgan Funds may include references to the asset size of other financial products made available by JPMFAM (USA), such as the offshore assets of other funds.

TOTAL RATE OF RETURN

         A Fund's or class's total rate of return for any period will be calculated by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. The average annual rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation as calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.


AVERAGE ANNUAL TOTAL RETURNS*
(Excluding Sales Charges)

         The average annual total rate of return figures for the following Funds, reflecting the initial investment and assuming the reinvestment of all distributions (but excluding the effects of any applicable sales charges) for, where applicable, the one, five and ten year periods ended February 28, 2001 were as follows:

FUND                                                                                                   COMMENCEMENT OF
                                                                                                        OPERATIONS
PRIME MONEY MARKET FUND
                                                    1YR.       5YRS.      LIFE OF THE FUND
Morgan Shares                                                             %                            11/2/98
Class B Shares                                                                                         4/--/94
Class C Shares
Premier Shares                                                                                         11/15/93
Agency Shares                                                                                          4/26/94
Reserve Shares                                                                                        7/31/00

FEDERAL MONEY MARKET FUND
                                                    1YR.       5YRS.      LIFE OF THE FUND
Morgan Shares                                                                                          4/20/94
Premier/Select Shares                                                                                  4/22/94
Agency Shares                                                                                          4/20/94

TREASURY PLUS MONEY MARKET FUND
                                                    1YR.       5YRS.      LIFE OF THE FUND
Morgan Shares                                                                                          5/6/96
                                                    1YR.       5YRS.      10YRS.
Premier Shares                                                                                         10/22/90
                                                    1YR.       5YRS.      LIFE OF THE FUND
Agency Shares                                                                                          4/20/94

TAX FREE MONEY MARKET FUND
                                                    1YR.       5YRS.      10YRS.
Morgan Shares                                                                                          --/--/--
Premier Shares                                                                                         10/22/90
                                                    1YR.       5YRS.      LIFE OF THE FUND
Agency Shares                                                                                          4/20/94

100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                    1YR.       5YRS.      10YRS.
Morgan Shares                                                                                          11/30/91
                                                    1YR.       5YRS.      LIFE OF THE FUND

Premier Shares                                                                                         6/3/96
Agency Shares                                                                                          6/30/96

CALIFORNIA TAX FREE MONEY MARKET FUND
                                                    1YR.       5YRS.      LIFE OF THE FUND
Morgan Shares                                                                                          3/2/92

NEW YORK TAX FREE MONEY MARKET FUND
                                                    1YR.       5YRS.      10YRS.
Morgan Shares                                                                                          --/--/--
Reserves Shares                                                                                        7/31/00

U.S. GOVERNMENT MONEY MARKET FUND
                                                    1YR.       5YRS.      10YRS.
Morgan Shares                                                                                          --/--/--
Premier Shares                                                                                         --/--/--
                                                    1YR.       5YRS.      LIFE OF THE FUND
Agency Shares                                                                                          12/--/93

-------------
* As indicated above, the performance information for each class introduced after the commencement of operations of the related Fund is based on the performance history of a predecessor class or classes and historical expenses have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class. Accordingly, the performance information presented in the table above and in each table that follows may be used in assessing each Fund's performance history but does note reflect how the distinct classes would have performed on a relative basis prior to the introduction of those classes which would require an adjustment to the ongoing expenses.

         The performance quoted reflects fee waivers that subsidize and reduce the total operating expenses of certain Funds (or classes thereof). Returns on these Funds (or classes) would have been lower if there were no such waivers. With respect to certain Funds, Chase and/or other service providers are obligated to waive certain fees and/or reimburse expenses. Each Fund's Prospectus discloses the extent of any agreements to waive fees and/or reimburse expenses.

YIELD QUOTATIONS

         Any current "yield" for a class of shares of a Money Market Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and shall be calculated by dividing the net change in the value of an account having a balance of one Share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional Shares purchased with dividends declared on the original Share and dividends declared on both the original Share and any such additional Shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation for a class of shares of a Money Market Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. A portion of the Tax Free Money Market Fund's income used in calculating such yields may be taxable.

         Any taxable equivalent yield quotation of a class of shares of the Tax Free Funds shall be calculated as follows. If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation (as determined in accordance with the appropriate calculation described above) divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt.

                                                                                                EFFECTIVE
                                                                                                COMPOUND
                                                                      CURRENT                   ANNUALIZED
                                                                      ANNUALIZED                YIELD AS OF
                                                                      YIELD AS OF 2/28/01       2/28/01
                                                                            -------------       -------
 PRIME MONEY MARKET FUND
         B Shares
         C Shares
         Reserve Shares
         Shares Morgan
         Premier Shares
         Agency Shares

 FEDERAL MONEY MARKET FUND
         Reserve Shares
         Morgan Shares
         Premier/Select Shares
         Agency Shares

 TREASURY PLUS MONEY MARKET FUND
         Morgan Shares
         Premier Shares
         Agency Shares

 100% TREASURY SECURITIES MONEY MARKET FUND
         Morgan Shares
         Premier Shares
         Agency Shares

 U.S. GOVERNMENT MONEY MARKET FUND
         Morgan Shares
         Premier Shares
         Agency Shares

                                                                                  EFFECTIVE          ANNUALIZED
                                                                CURRENT           COMPOUND           TAX
                                                                ANNUALIZED        ANNUALIZED         EQUIVALENT
                                                                YIELD AS          YIELD AS OF        YIELD* AS OF
                                                                OF 2/28/01        2/28/01            2/28/01
                                                                ----------        -------            -------
 TAX FREE MONEY MARKET FUND
         Reserve Shares
         Morgan Shares
         Premier/Select Shares
         Agency Shares

 CALIFORNIA TAX FREE MONEY MARKET FUND
         Morgan Shares

 NEW YORK TAX FREE MONEY MARKET FUND
         Morgan Shares
         Reserve Shares

---------------
* The tax equivalent yields assume a federal income tax rate of 39.6% for the Tax Free Money Market Fund, a combined New York State, New York City and federal income tax rate of 46.05% for the New York Tax Free Money Market Fund and a combined California State and federal income tax fate of 45.22% for the California Tax Free Money Market Fund.

NON-STANDARDIZED PERFORMANCE RESULTS*
(Excluding Sales Charges)

         The table below reflects the net change in the value of an assumed initial investment of $10,000 in the following Funds (excluding the effects of any applicable sales charges) for the ten year period or life of the Fund ending August 31, 2000. The values reflect an assumption that capital gain distributions and income dividends, if any, have been invested in additional shares of the same class. From time to time, the Funds may provide these performance results in addition to the total rate of return quotations required by the Securities and Exchange Commission. As discussed more fully in the Prospectuses, neither these performance results, nor total rate of return quotations, should be considered as representative of the performance of the Funds in the future. These factors and the possible differences in the methods used to calculate performance results and total rates of return should be considered when comparing such performance results and total rate of return quotations of the Funds with those published for other investment companies and other investment vehicles.

                                                                                 TOTAL VALUE
 Prime Money Market Fund
 Federal Money Market Fund
 Treasury Plus Money Market Fund
 Tax Free Money Market Fund
 100% Treasury Securities Money Market Fund
 U.S. Government Money Market Fund
 California Tax Free Money Market Fund
 New York Tax Free Money Market Fund

* See the notes to the table captioned "Average Annual Total Return (excluding sales charges)" above.


DETERMINATION OF NET ASSET VALUE

         As of the date of this Statement of Additional Information, the New York Stock Exchange is open for trading every weekday except for the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, to the days listed above (other than Good Friday), the Funds are closed for business on the following holidays: Martin Luther King Day, Columbus Day, and Veteran's Day.

         Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. The Money Market Funds' portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter accrediting discounts and amortizing premiums at a constant rate to maturity. This method increases stability in valuation, but may result in periods during which the stated value of a portfolio security is higher or lower than the price a Fund would receive if the instrument were sold. Pursuant to the rules of the Securities and Exchange Commission, the Board of Trustees has established procedures to stabilize the net asset value of each Money Market Fund at $1.00 per share. However, no assurance can be given that the Money Market Funds will be able to do so on a continuous basis. These procedures include a review of the extent of any deviation of net asset value per share, based on available market rates (and appropriate substitutes which reflect current market conditions), from the $1.00 amortized cost price per share. If fluctuating interest rates cause the market value of a Money Market Fund's portfolio to approach a deviation of more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider what action, if any, should be initiated. Such action may include redemption of shares in kind (as described in greater detail below), selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations.

         The Money Market Funds have established procedures designed to ensure that their portfolio securities meet their high quality criteria.

         Bonds and other fixed income securities (other than short-term obligations) in a Fund's portfolio are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations which mature in 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

         Interest income on long-term obligations in a Fund's portfolio is determined on the basis of coupon interest accrued plus amortization of discount (the difference between acquisition price and stated redemption price at maturity) and premiums (the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest and discount accrued less amortization of premium.


PURCHASES, REDEMPTIONS AND EXCHANGES

         The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Funds' Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in Section 6 of the Account Application. The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding.

         Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to such Fund in writing.

         Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

         The Statement is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Statement (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Reinvested dividend and capital gain distributions are not counted toward satisfying the Statement.

         A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such
Fund) at a discount and (iii) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund). A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the Fund. This privilege is subject to modification or discontinuance at any time with respect to all Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such
Fund) purchased thereafter.

         Shareholders of other JPMorgan Funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

         The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

         Investors may incur a fee if they effect transactions through a broker or agent.

         Under the Exchange Privilege, shares may be exchanged for shares of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any Money Market Fund, shareholders must have acquired their shares in such money market fund by exchange from one of the other JPMorgan Funds or the exchange will be done at relative net asset value plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

         The contingent deferred sales charge for Class B shares will be waived for certain exchanges and for redemptions in connection with a Fund's systematic withdrawal plan, subject to the conditions described in the Prospectuses. In addition, subject to confirmation of a shareholder's status, the contingent deferred sales charge will be waived for: (i) a total or partial redemption made within one year of the shareholder's death or initial qualification for Social Security disability payments; (ii) a redemption in connection with a Minimum Required Distribution form an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code or a mandatory distribution from a qualified plan; (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code through an established Systematic Redemption Plan; (iv) a redemption resulting from an over-contribution to an IRA; (v) distributions from a qualified plan upon retirement; and (vi) an involuntary redemption of an account balance under $500. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established.

         Class B Shares of the Prime Money Market Fund automatically convert to Morgan Shares (and thus are then subject to the lower expenses borne by Morgan Shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B shares attributable to the Class B shares then converting. The conversion of Class B shares purchased on or after May 1, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. The conversion of Class B Shares purchased prior to May 1, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the seventh anniversary of the original purchase. If any exchanges of Class B shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. If the purchase of Morgan Shares occurs within 90 days of the redemption of the B (or
C) Shares, there is no initial sales charge (in an amount not in excess of their redemption proceeds).

         At the time of the conversion the net asset value per share of the Morgan Shares may be higher or lower than the net asset value per share of the Class B Shares; as a result, depending on the relative net asset values per share, a shareholder may receive fewer or more Class A Shares than the number of Class B Shares converted.

         A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

DISTRIBUTIONS; TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the respective Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in each Fund's Prospectus are not intended as substitutes for careful tax planning.


QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Net investment income for each Fund consists of all interest accrued and discounts earned, less amortization of any market premium on the portfolio assets of the Fund and the accrued expenses of the Fund. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net investment income and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Because certain Funds invest all of their assets in Portfolios which will be classified as partnerships for federal income tax purposes, such Funds will be deemed to own a proportionate share of the income of the Portfolio into which each contributes all of its assets for purposes of determining whether such Funds satisfy the Distribution Requirement and the other requirements necessary to qualify as a regulated investment company (e.g., Income Requirement (hereinafter defined), etc.).

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U. S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U. S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         Each Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. See "Additional Policies Regarding Derivative and Related Transactions." Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Fund to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the

Distribution Requirement and avoid the 4% excise tax (described below). Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigage the effect of these rules.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.


EXCISE TAX ON REGULATED INVESTMENT COMPANY

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election"))(Tax-exempt interest on municipal obligations is not subject to the excise tax). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.


FUND DISTRIBUTIONS

         Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporations only to the extent described below. Dividends paid on Class B and Class C Shares are calculated at the same time. Dividends may also differ between classes as a result of differences in other class specific expenses.

         If a check representing a Fund distribution is not cashed by a shareholder within a specified period, the JPMorgan Funds Service Center will notify the shareholder that he or she has the option of requesting another check or reinvesting the distribution in the Fund or in an established account of another JPMorgan Fund. If the JPMorgan Funds Service Center does not receive the shareholder's election, the distribution will be reinvested in the Fund. Similarly, if the Fund or the JPMorgan Funds Service Center sends the shareholder correspondence returned as "undeliverable," distributions will automatically be reinvested in the Fund.

         A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

         Under current legislation, the maximum rate of tax on long-term capital gains of individuals is 20% (10% for gains otherwise taxed at 15%) for long-term capital gains realized with respect to capital assets held for more than 12 months. Additionally, after December 31, 2000, the maximum tax rate for capital assets with a holding period beginning after that date and held for more than five years will be 18%.

         Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock) under the Rules of the Code section 246(c)(3) and (4); (2) to the extent that a fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund. In the case where a Fund invests all of its assets in a Portfolio and the Fund satisfies the holding period rules pursuant to Code Section 256(C) as to its interest in the Portfolio, a corporate shareholder which satisfies the foregoing requirements with respect to its shares of the Fund should receive the dividends-received deduction.

         For purposes of the Corporate alternative minimum tax ("AMT"), the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMT. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Fund into account (without a dividends-received deduction) in determining its adjusted current earnings.

         The Tax Free Funds intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter at least 50% of the its total assets consists of tax-exempt municipal obligations. Distributions from the Tax Free Funds will constitute exempt-interest dividends to the extent of its tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Tax Free Funds are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to AMT in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by the Tax Free Funds of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed above.

         AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. In addition, under the Superfund Amendments and Reauthorization Act of 1986, a tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of a corporate taxpayer's AMTI (determined without regard to the deduction for this tax and the AMT net operating loss deduction) over $2 million. Exempt-interest dividends derived from certain "private activity" municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. In addition, exempt-interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

         Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income and subject to federal income tax. Further, a shareholder of the Tax Free Funds are denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Tax Free Funds will likely be subject to tax on dividends paid by the Tax Free Funds which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

         Net investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

         Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U. S. federal income tax consequences of distributions made (or deemed made) during the year.

         A Fund will be required in certain cases to withhold and remit to the
U. S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."


SALE OR REDEMPTION OF SHARES

         Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that a Money Market Fund will do this. In such a case, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.


Foreign Shareholders

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U. S. trade or business carried on by such shareholder.

         If the income from a Fund is not effectively connected with a U. S. trade or business carried on by a foreign shareholder, paid to a foreign shareholder from net investment income will be subject to U. S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U. S. federal income tax on gains realized on the sale of shares of the Fund and capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

         If the income from a Fund is effectively connected with a U. S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U. S. federal income tax at the rates applicable to U.
S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U. S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.


STATE AND LOCAL TAX MATTERS

         Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Most states provide that a RIC may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U. S. government securities (such as U. S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund's investment in certain types of U. S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves. Certain states, however, do not allow a RIC to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U. S. government securities unless the RIC holds at least a required amount of U. S. government securities. Accordingly, for residents of these states, distributions derived from a Fund's investment in certain types of U. S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U. S. government securities directly. Shareholders' dividends attributable to a Fund's income from repurchase agreements generally are subject to state and local income taxes, although states and regulations vary in their treatment of such income. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U. S. government securities. To the extent that a Fund invests to a substantial degree in U. S. government securities which are subject to favorable state and local tax treatment, shareholders of such Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities. Rules of state and local taxation of ordinary income dividends and capital gain dividends from RICs may differ from the rules for U. S. federal income taxation in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.


EFFECT OF FUTURE LEGISLATION

         The foregoing general discussion of U. S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


TRUSTEES

         The Trustees of the Trust are also the Trustees of each of the Funds, as defined below. Their names, principal occupations during the past five years, addresses and dates of birth are set forth below:

WILLIAM J. ARMSTRONG--Trustee; Retired; formerly Vice President and Treasurer Ingersoll-Rand Company. His address is 287 Hampshire Ridge, Park Ridge, NJ 07656. His date of birth is ____________________.

ROLAND R. EPPLEY, JR.--Trustee; Retired; formerly President and Chief Executive Officer, Eastern States Bankcard Association, Inc. (1971 - 1988); Director, Janel Hydraulics, Inc.; formerly Director of The Hanover Funds, Inc. His address is 105 Coventry Place, Palm Beach Gardens, FL 33418. His date of birth is
____________________.

ANN MAYNARD GRAY--Trustee; Former President, Diversified Publishing Group and Vice President, Capital Cities/ABC, Inc. Ms. Gray is also a director of Duke Energy Corporation and Elan Corporation, plc. Her address is 1262 Rockrimmon Road, Stamford, CT 06903. His date of birth is __________________________.

MATTHEW HEALEY--Trustee; Former Chief Executive Officer of trusts in the Fund Complex through April 2001, Former Chairman, Pierpont Group, since prior to 1993. His address is Pine Tree Country Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436. His date of birth is __________________.

FERGUS REID, III--Trustee; Chairman and Chief Executive Officer, Lumelite Corporation, since September 1985; Trustee, Morgan Stanley Funds. His address is 202 June Road, Stamford, CT 06903. His date of birth is __________________.

JAMES J. SCHONBACHLER--Trustee; Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Group Head and Director, Bankers Trust A.G., Zurich and BT Brokerage Corp. His address is 3711 Northwind Court, Jupiter, FL 33477. His date of birth is _________________.

LEONARD M. SPALDING--Trustee; Retired; formerly Chief Executive Officer of Chase Mutual Funds Corp.; formerly President and Chief Executive Officer of Vista Capital Management; and formerly Chief Investment Executive of the Chase Manhattan Private Bank. His address is 2025 Lincoln Park Road, Springfield, KY 40069. His date of birth is ___________.

H. RICHARD VARTABEDIAN--Trustee; Former President of trusts in the Fund Complex; Investment Management Consultant; formerly, Senior Investment Officer, Division Executive of the Investment Management Division of the Chase Manhattan Bank, N.A., 1980-1991. His address is P.O. Box 296, Beach Road, Hendrick's Head, Southport, ME 04576. His date of birth is _____________________.


         A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals serve of Trustees of Mutual Fund Trust, Mutual Fund Variable Annuity Trust, Mutual Fund Group, Mutual Fund Select Group, Mutual Fund Investment Trust, Mutual Fund Master Investment Trust, Capital Growth Portfolio, Growth and Income Portfolio and International Equity Portfolio, Fleming Mutual Fund Group, Inc., J.P. Morgan Funds, J.P. Institutional Morgan Funds and J.P. Series Trust.

         The Board of Trustees of the Trust presently has an Audit Committee. The members of the Audit Committee are Messrs. Ten Haken (Chairman), Armstrong, Eppley, MacCallan and Thode. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met two times during the fiscal period ended August 31, 2000.


REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS:

         Each Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of the advisers is compensated for his or her services according to a fee schedule which recognizes the fact that each Trustee also serves as a Trustee of other investment companies advised by the advisers. Each Trustee receives a fee, allocated among all investment companies for which the Trustee serves, which consists of an annual retainer component and a meeting fee component.

         Each Trustee is currently paid an annual fee of $______ (adjusted as of ____________) for serving as Trustee of the Trust. Each is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.

         The information regarding compensation paid by the Trust for the calendar year ended is set forth below:

                                                               PENSION OR              TOTAL
                                                               RETIREMENT              COMPENSATION
                                           COMPENSATION        BENEFITS ACCRUED        FROM "FUND
                                           FROM TRUST          AS FUND EXPENSES**      COMPLEX"
                                           ----------          ------------------      --------
William J. Armstrong, Trustee              $ 90,000            $ 41,781                $131,781(10)(3)
Roland R. Eppley, Jr., Trustee             $ 91,000            $ 58,206                $149,206(10)(3)
Ann Maynard Gray, Trustee                  NA                  NA                      $ 75,000(17)(3)
Matthew Healey, Trustee(2)*                NA                  NA                      $ 75,000(17)(3)
Fergus Reid, III, Chairman                 $202,750            $110,091                $312,841(10)(3)
James J. Schonbachler, Trustee             NA                  NA                      $ 75,000(17)(3)
Leonard M. Spalding, Jr., Trustee*         $ 89,000            $ 35,335                $124,335(10)(3)

H. Richard Vartabedian, Trustee            $134,350            $ 86,791                $122,141(10)(3)

-------------

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The Fund Complex for which the nominees will serve includes 10 investment companies.

(2) Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums for his benefit.

(3) Total number of investment company boards with served on within the Fund Complex.

         Effective August 21, 1995, the Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, the Adviser, the administrator or distributor or any of their affiliates) may enter into agreements with the Funds whereby payment of the Trustees' fees are deferred until the payment dated elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of funds as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. Mr. Vartabedian has executed a deferred compensation agreement for the 2000 calendar year.

         The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

CODE OF ETHICS

         The Board of Trustees has adopted a code of ethics addressing personal securities transactions by investment personnel and access persons and other related matters. The code has been designated to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the code are generally permitted to engage in personal securities transactions, subject to certain prohibitions, pre-clearance requirements and blackout periods.


OFFICERS

         The Trust's executive officers (listed below), are provided and compensated by the JPDF. The officers conduct and supervise the business operations of the Trust.

         MARTIN R. DEAN--Treasurer. Vice President, Administration Services, BISYS Fund Services, Inc.; formerly Senior Manager, KPMG Peat Marwick (1987-1994). His address is 3435 Stelzer Road, Columbus, OH 43219. His date of birth is September 27, 1963.

         LISA HURLEY--Secretary. Executive Vice President and General Counsel, BISYS Fund Services, Inc.; formerly Counsel to Moore Capital Management and General Counsel to Global Asset Management and Northstar Investments Management. Her address is 90 Park Avenue, New York, NY 10016. Her date of birth is May
29, 1955.

         VICKY M. HAYES--Assistant Secretary. Vice President and Global Marketing Manager, Vista Fund Distributors, Inc.; formerly Assistant Vice President, Alliance Capital Management and held various positions with J. & W. Seligman & Co. Her address is 1211 Avenue of the Americas, 41st Floor, New York, NY 10036. Her date of birth is August 23, 1961.

         ALAINA METZ--Assistant Secretary. Chief Administrative Officer, BISYS Fund Services Inc.; formerly Supervisor, Blue Sky Department, Alliance Capital Management L.P. Her address is 3435 Stelzer Road, Columbus, OH 43219. Her date of birth is April 7, 1967.

         As of _________ __, 2001, the officers, Trustees as a group owned less than 1% of the shares of each Fund.


ADVISER

         Pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), JPMFAM (USA) acts as investment adviser of the Funds providing investment advice and supervision. The Adviser continuously provides investment programs and determine from time to time what securities shall be purchased, sold or exchanged and what portion of the Funds' assets shall be held uninvested. The Adviser to the Funds furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Funds. The Advisory Agreement for the Funds will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Funds' outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

         Prior to February 28, 2001, The Chase Manhattan Bank was the adviser to the Funds. Chase Fleming Asset Management was the sub-adviser and handled the day to day management of the Funds.

         Under the Advisory Agreement the adviser may utilize the specialized portfolio skills of all its various affiliates, thereby providing the Funds with greater opportunities and flexibility in accessing investment expertise.

         Pursuant to the terms of the Advisory Agreement, the adviser is permitted to render services to others. Each advisory agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of a Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the adviser or sub-adviser on not more than 60 days', nor less than

30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The advisory agreements provide that the adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the respective Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

         In the event the operating expenses of the Funds, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Funds imposed by the securities law or regulations thereunder of any state in which the shares of the Funds are qualified for sale as such limitations may be raised or lowered from time to time, the adviser shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the adviser shall be deducted from the monthly advisory fee otherwise payable with respect to the Funds during such fiscal year; and if such amounts should exceed the monthly fee, the adviser shall pay to a Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

         JPMFAM (USA), a wholly-owned subsidiary of J.P. Morgan Chase & Co. JPMFAM (USA) is registered with the Securities and Exchange Commission as an investment adviser. Also included among JPMFAM (USA) accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives. JPMFAM (USA) is located at 522 Fifth Avenue, New York, New York, 10036.

         In consideration of the services provided by the adviser pursuant to the Advisory Agreement, the adviser is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly based on a rate equal to annual of 0.10% of a Fund's average daily net assets specified in the relevant Prospectuses. However, the adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

         For the most periods indicated below, Chase was paid or accrued the following investment advisory fees with respect to the following Funds, and voluntarily waived the amounts in parentheses following such fees with respect to each such period.

                                     FISCAL                FISCAL                FISCAL
                                     YEAR                  YEAR                  YEAR                    6 MONTHS
                                     ENDED                 ENDED                 ENDED                   ENDED
FUND                                 8/31/98               8/31/99               8/31/00                 2/28/01
Prime Money Market Fund
         Paid or Accrued             3,711,416             7,769,214             10,632,595
         Waived                      --                    --                    --

Federal Money Market Fund
         Paid or Accrued              793,764              1,034,981              1,135,618
         Waived                      --                    --                    --

Treasury Plus Money Market Fund
         Paid or Accrued             2,384,985             2,850,010              2,714,066
         Waived                      --                    --                    --

Tax Free Money Market Fund
         Paid or Accrued             1,120,701             1,317,375              1,565,165
         Waived                      --                    --                    --

100% Treasury Securities Money Market Fund
         Paid or Accrued
         Waived                      --                    --                    --

U.S. Government Money Market Fund
         Paid or Accrued
         Waived                      --                    --                    --

California Tax Free Money Market
Fund

         Paid or Accrued
         Waived                      --                    --                    --

New York Tax Free Money Market Fund
         Paid or Accrued
         Waived                      --                    --                    --

ADMINISTRATOR

         Pursuant to an Administration Agreement (the "Administration Agreement"), Chase serves as administrator of the Funds. Chase provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. Chase in its capacity as administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

         Under the Administration Agreement, Chase is permitted to render administrative services to others. The Administration Agreement will continue in effect from year to year with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of such Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Administration Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Administration Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by Chase on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Administration Agreement also provides that neither Chase nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

         In addition, the Administration Agreement provides that, in the event the operating expenses of any Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, Chase shall reduce its administration fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by Chase shall be deducted from the monthly administration fee otherwise payable to Chase during such fiscal years; and if such amounts should exceed the monthly fee, Chase shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

         In consideration of the services provided by Chase pursuant to the Administration Agreement, Chase receives from each Fund a fee computed daily and paid monthly at an annual rate equal to 0.05% of each Money Market Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. Chase may voluntarily waive a portion of the fees payable to it with respect to each Fund on a month-to-month basis.

         Chase may pay a portion of the fees it receives to BISYS Fund Services, L.P. for its services as the Funds' sub-administrator.

For the most recent periods, Chase was paid or accrued administration fees, and voluntarily waived the amounts in parentheses for the following Funds:

                                     FISCAL                FISCAL                FISCAL
                                     YEAR                  YEAR                  YEAR                    6 MONTHS
                                     ENDED                 ENDED                 ENDED                   ENDED
FUND                                 8/31/98               8/31/99               8/31/00                 2/28/01
Prime Money Market Fund
         Paid or Accrued             1,855,708             3,884,607             5,316,298
         Waived                      --                    --                    --

Federal Money Market Fund
         Paid or Accrued              396,882               517,491               567,813
         Waived                      --                    --                    --

Treasury Plus Money Market Fund
         Paid or Accrued             1,192,493             1,425,005             1,357,033
         Waived                      --                    --                    --

Tax Free Money Market Fund
         Paid or Accrued              560,350               658,688               782,598
         Waived                      --                    --                    --

100% Treasury Securities Money Market Fund
         Paid or Accrued
         Waived                      --                    --                    --

U.S. Government Money Market Fund
         Paid or Accrued
         Waived                      --                    --                    --

California Tax Free Money Market Fund
         Paid or Accrued
         Waived                      --                    --                    --

New York Tax Free Money Market Fund
         Paid or Accrued
         Waived                      --                    --                    --

DISTRIBUTION PLANS

         The Trust has adopted separate plans of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") including Distribution Plans on behalf of the Cash Management, Class B and Class C Shares of the Prime Money Market Fund, the Morgan Shares of the Money Market Funds (except the Prime Money Market Fund) and the Reserve Shares of the Prime Money Market Fund, Treasury Plus Money Market and New York Tax Free Money Market Fund, which provides that each of such classes of such Funds shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates not to exceed the amounts set forth in their respective Prospectuses. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. Promotional activities for the sale of each class of shares of each Fund will be conducted generally by the JPMorgan Funds, and activities intended to promote one class of shares of a Fund may also benefit the Fund's other shares and other JPMorgan Funds.

         Some payments under the Distribution Plans may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average net asset value of the Class B shares or 0.75% annualized of the average net asset value of Class C shares maintained in a Fund by such broker-dealers' customers. With respect to Morgan Shares of all Money Market Funds other than Prime Money Market Fund, will compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.10% annualized of the average net asset value. With respect to Cash Management Shares of Prime Money Market Fund, will compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.50% annualized of the average net asset value. With respect to Reserve Shares of New York Money Market Fund, will compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.10% annualized of the average net asset value. With respect to Reserve Shares of Prime Money Market Fund and Treasury Plus Money Market Fund, will compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average net asset value. Trail or maintenance commissions will be paid to broker-dealers beginning the 13th month following the purchase of such shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plans. The Distributor will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a maximum 0.75% of average daily net assets, the fee will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses. However, n
o class of shares of a Fund will make payments or be liable for any distribution expenses incurred by other classes of shares of such Fund.

         The Institutional Shares of the Money Market Funds have no distribution plan. There is no distribution plan for Premier Shares.

         Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.

         Each Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees"). The continuance of each Distribution Plan was most recently approved on October 13, 1995.

         Each Distribution Plan requires that the Trust shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. Each Distribution Plan further provides that the selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. Each Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or, with respect to a particular Fund, by vote of a majority of the outstanding voting Shares of the class of such Fund to which it applies (as defined in the 1940 Act). Each Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to a Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place.

         For the fiscal year ended August 31, 2000, the Distributor was paid or accrued the following Distribution Fees and voluntarily waived the amounts in parentheses following such fees with respect to the Shares of each Fund:

                                                                 PAID/ACCRUED                  WAIVED
Prime Money Market Fund
         Morgan Shares
         B Shares                                                  $164,175                    --
         C Shares                                                    $1,774                    --

Federal Money Market Fund
         Morgan Shares                                             $570,156                    --

Treasury Plus Money Market Fund
         Morgan Shares                                           $1,504,635                    --

Tax Free Money Market Fund
         Morgan Shares                                             $842,964                    --

100% Treasury Securities Money Market Fund
         Morgan Shares                                                                        --

U.S. Government Money Market Fund
         Morgan Shares                                                                        --

California Tax Free Money Market Fund

         Morgan Shares                                                                        --

New York Tax Free Money Market Fund
         Morgan Shares                                                                        --

         Amounts accrued and waived with respect to Reserve Shares of the Money Market Funds were less than $1.

         Expenses paid by the Distributor related to the distribution of Trust shares during the year ended August 31, 2000 were as follows:

Advertising and sales literature                                              $1,542,103

Printing, production and mailing of prospectuses and shareholder reports         449,922
to other than current shareholders

Compensation to dealers                                                          715,616

Compensation to sales personnel                                                1,834,202

B share financing charges                                                        351,353

Equipment, supplies and other indirect distribution-related expenses             221,757


         With respect to the Class B shares of the Funds, the Distribution Fee was paid to FEP Capital L.P. for acting as finance agent.


DISTRIBUTION AGREEMENT

         Distributor serves as the Trust's exclusive distributor. The Distributor holds itself available to receive purchase orders for the Fund's shares. In that capacity, the Distributor has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and the Distributor. Under the terms of the Distribution Agreement between the Distributor and the Trust dated April 11, 2001, the Distributor receives no compensation in its capacity as the Fund's distributor. The Distributor is a wholly-owned indirect, subsidiary of The BYSIS Group, Inc. The Distributor currently provides administration and distribution services for a number of other investment companies.

         The Distribution Agreement is currently in effect and will continue in effect with respect the Trust for a period of two years after execution and thereafter only if it is approved at least annually (i) by a vote of the holders of a majority of each of the Fund's outstanding shares or by the Trust's Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees" and "Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of (i) 67% or more of the Fund's outstanding voting securities present at a meeting if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less. The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

         Under prior Distribution and Sub Administration Agreement, dated August 24, 1995, the Distributor also provided certain administration services. The table below sets forth for each Fund, the sub-administration fees paid or accrued to the Distributor, and voluntarily waived the amounts in parentheses under the previous arrangement for the fiscal periods indicated:

FUND                                   8/31/98             8/31/99            8/31/00
Prime Money Market Fund
         Paid or Accrued               1,855,708           3,884,607          5,316,298
         Waived                        --                  --                  (103,182)

Federal Money Market Fund
         Paid or Accrued                 396,882             517,491            567,813
         Waived                        --                  --                 --

Treasury Plus Money Market Fund
         Paid or Accrued               1,192,493           1,425,005          1,357,033
         Waived                         (771,344)           (883,470)        (1,085,630)

Tax Free Money Market Fund
         Paid or Accrued                 560,350             658,688            782,598
         Waived                        --                    (93,598)          (369,133)

100% Treasury Securities Money
Market Fund
         Paid or Accrued
         Waived

U.S. Government Money Market Fund
         Paid or Accrued
         Waived

California Tax Free Money Market Fund
         Paid or Accrued
         Waived

New York Tax Free Money Market Fund
         Paid or Accrued
         Waived

         SHAREHOLDER SERVICING AGENTS, TRANSFER AGENT AND CUSTODIAN

         The Trust has entered into a shareholder servicing agreement (a "Shareholder Servicing Agreement") with Chase (a "Shareholder Servicing Agent") to provide certain services including but not limited to the following: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Fund as to which the Shareholder Servicing Agent is so acting and certain other matters pertaining to the Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) quarterly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Fund; receive, tabulate and transmit to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as the Fund or a shareholder may request. Shareholder servicing agents may be required to register pursuant to state securities law. Shareholder Servicing Agent may subcontract with other parties for the provision of shareholder support services.

         In consideration of the service provided by the Shareholder Servicing Agent pursuant to the Shareholder Servicing Agreement, the Shareholder Servicing Agent receives from the Fund a fee of 0.25% for the Class B Shares, Class C Shares, Premier Shares, Premier/Select Shares, Select Shares, Cash Management and Reserve Shares of Prime Money Market and Treasury Plus Money Fund, a fee of 0.35% for the Morgan Shares and a fee of 0.10% for the Institutional Shares and Agency Shares, expressed as a percentage of the average daily net asset values of Fund shares. The Shareholder Servicing Agent may voluntarily agree from time to time to waive a portion of the fees payable to it under its Servicing Agreement with respect to the Fund on a month-to-month basis for the most recent fiscal years end, were as follows:.

                                      8/31/98                       8/31/99                        8/31/00
                             -------------------------      -----------------------      ---------------------------
                             PAID/         WAIVED           PAID/         PAID/          WAIVED          WAIVED
                             ACCRUED                        ACCRUED       ACCRUED
                             ---------     -----------      ---------     ---------      -----------     -----------
Prime Money Market Fund
 Morgan Shares                      --              --        380,370     3,672,170        (181,026)       (138,642)
 Premier Shares              1,790,841       (437,878)      2,457,774     3,322,475        (496,433)       (408,608)
 Agency Shares                      --              --      5,798,758     8,233,800      (5,797,649)     (4,615,353)
 B Shares                       33,276        (33,276)         58,849        54,111          (3,687)        (47,684)
 C Shares                           --              --            471         1,186               --              --

Federal Money Market Fund
 Morgan Shares               1,037,279       (417,602)      1,661,050     1,995,816        (279,759)        363,304)
 Premier Shares                786,613        (26,504)        713,973       698,787               --              --
 Agency Shares                      --              --        234,161       285,881        (206,476)       (206,517)

Treasury Plus Money Market
Fund
 Morgan Shares               5,711,537     (1,344,998)      5,373,186     5,266,231      (1,163,606)     (1,078,231)
 Premier Shares                490,819              --        620,423       844,514         (61,629)        (30,514)
 Agency Shares                      --              --        898,550       871,627        (542,937)       (437,527)

Tax Free Money Market Fund
 Morgan Shares               2,400,200       (873,791)      2,746,672     2,950,422      (1,084,670)     (1,000,326)
 Premier Shares                287,238              --        298,470       338,669          (8,841)        (10,480)
 Agency Shares                      --              --        345,784       586,427        (583,598)       (343,502)

100% Treasury Securities
Money Market Fund
 Morgan Shares               9,271,804     (3,178,487)      12,151,590    (1,735,341)    11,758,097      (1,161,740)
 Premier Shares                 27,550        (25,671)          78,128        (5,658)       182,261               --
 Agency Shares                      --              --         766,951      (384,468)       875,412        (467,360)

U.S. Government Money
Market Fund
 Morgan Shares               9,506,976     (3,059,131)      11,570,394      3,300,442    12,460,320      (3,421,032)
 Premier Shares              2,442,154       (820,776)       2,673,117    (1,009,497)     2,803,517        (980,709)
 Agency Shares                      --              --       2,421,472    (1,636,525)     2,634,986      (1,657,125)

California Tax Free Money
Market Fund
 Morgan Shares                 174,380       (117,795)         161,973      (112,997)       221,361        (136,507)

New York Tax Free Money
Market Fund
 Morgan Shares               3,874,170       (922,612)       5,058,436             --     5,824,380               --

         Amounts accrued and waived with respect to Reserve Shares of the Money Market Funds were less than $1.

         Shareholder servicing agents may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Each Shareholder Servicing Agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as Shareholder Servicing Agents.

         For shareholders that bank with Chase, Chase may aggregate investments in the JPMorgan Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain broker-dealers and other Shareholder Servicing Agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the JPMorgan Funds.

         The Trust has also entered into a Transfer Agency Agreement with DST Systems, Inc. ("DST") pursuant to which DST acts as transfer agent for the Trust. DST's address is 210 West 10th Street, Kansas City, MO 64105.

         Pursuant to a Custodian Agreement, dated ________ __, 2001 The Bank of New York ("BONY") acts as the custodian of the assets of each Fund for which BONY receives such compensation as is from time to time agreed upon by the Trust and BONY. As custodian, BONY provides oversight and record keeping for the assets held in the portfolios of each Fund. Chase also provides fund accounting services for the income, expenses and shares outstanding for the Funds. BONY is located at One Wall Street, New York, NY 10286. Prior to _________, Chase was the Fund's custodian and fund accounting agent. For additional information, see the Prospectuses.

INDEPENDENT ACCOUNTANTS

         The financial statements incorporated herein by reference from the Trust's Annual Reports to Shareholders for the fiscal year ended August 31, 2000, and the related financial highlights which appear in the Prospectuses, have been incorporated herein and included in the Prospectuses in reliance on the reports of PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, independent accountants of the Funds, given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP provides the Funds with audit services, tax return preparation and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.


CERTAIN REGULATORY MATTERS

         Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of any of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U. S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U. S. Government obligations and municipal obligations. Chase and its affiliates may sell U. S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Funds' distributor or affiliates of the distributor. Chase will not invest any Fund assets in any U. S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction my limit the amount or type of U. S. Government obligations, municipal obligations or commercial paper available to be purchased by any Fund. Chase has informed the Funds that in making its investment decision, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Trust as custodian, or in the possession of any affiliate of Chase. Shareholders of the Funds should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

EXPENSES

         Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds' custodian for all services to the funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are all allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

         Chase has agreed that it will reimburse the Funds until the dates indicated in the table below, to the extent necessary to maintain the Fund's total operating expenses (excluding interest, taxes and extraordinary expenses of the Funds) at the following annual rates of the Funds' average daily net assets:

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

         As of this date of the Statement of Additional Information and corresponding Prospectuses, the Select Shares are being renamed "Morgan Shares" and a new class called Select Shares will be introduced. The Institutional Shares are being renamed "Agency Shares" and a new class of shares called Institutional Shares will be introduced. Also, the Federal Money Market and Tax Free Money Market Funds' Premier Shares are being renamed "Premier/ Select Shares."

         The Trust currently consists of 8 series of shares of beneficial interest, par value $.001 per share. With respect to the Money Market Funds, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class. With respect to shares purchased through a Shareholder Servicing Agent and, in the event written proxy instructions are not received by a Fund or its designated agent prior to a shareholder meeting at which a proxy is to be voted and the shareholder does not attend the meeting in person, the Shareholder Servicing Agent for such shareholder will be authorized pursuant to an applicable agreement with the shareholder to vote the shareholder's outstanding shares in the same proportion as the votes cast by other Fund shareholders represented at the meeting in person or by proxy.

         The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of the Funds' shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-622-4273 to obtain additional information about other classes of shares of the Funds that are offered. Any person entitled to receive compensation for selling or servicing shares of a Fund may receive different levels of compensation with respect to one class of shares over another.

         Shareholders of the Morgan Shares, Premier Shares, Reserve Shares and Institutional Shares of the Money Market Funds bear the fees and expenses described herein and in the Prospectuses. The fees paid by the Morgan Shares to the Distributor and Shareholder Servicing Agent under the distribution plans and shareholder servicing arrangements for distribution expenses and shareholder services provided to investors by the Distributor and Shareholder Servicing Agents, absent waivers, generally are more than the respective fees paid under distribution plans and shareholder servicing arrangements adopted for the Premier Shares. The Institutional Shares pay no distribution fee. As a result, absent waivers, at any given time, the net yield on the Morgan Shares will be lower than the yield on the Premier

Shares and the yield on the Premier Shares will be lower than the yield on Institutional Shares. Standardized yield quotations will be computed separately for each class of shares of a Fund.

         The Class B and Class C Shares of the Prime Money Market Fund may have different attributes relating to sales charges and expenses as described in the Prospectus. The relative impact of contingent deferred sales charges will depend upon the length of time a share is held.

         Selected dealers and financial consultants may receive different levels of compensation for selling one particular class of shares rather than another.

         The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

         Certificates are issued only upon the written request of a shareholder, subject to the policies of the investor's Shareholder Servicing Agent, but the Trust will not issue a stock certificate with respect to shares that may be redeemed through expedited or automated procedures established by a Shareholder Servicing Agent. No certificates are issued for shares of the Money Market Funds.

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

         The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

PRINCIPAL HOLDERS

         As of August _______, 2001, the following persons owned of record 5% or more of the outstanding shares of the following classes of the following Funds:

FINANCIAL STATEMENTS

         The Annual Report and Semi-Annual Report to Shareholders of each Fund including the reports of independent accountants, financial highlights and financial statements for the fiscal year ended August 31, 2000 and the period ended February 28, 2001, respectively, contained therein, are incorporated herein by reference.

APPENDIX A - DESCRIPTION OF CERTAIN OBLIGATIONS ISSUED OR GUARANTEED BY U. S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES

         FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS--are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U. S. Government. These bonds are not guaranteed by the U. S. Government.

         MARITIME ADMINISTRATION BONDS--are bonds issued and provided by the Department of Transportation of the U. S. Government and are guaranteed by the
U. S. Government.

         FNMA BONDS--are bonds guaranteed by the Federal National Mortgage Association. These bonds are not guaranteed by the U. S. Government.

         FHA DEBENTURES--are debentures issued by the Federal Housing Administration of the U. S. Government and are guaranteed by the U. S. Government.

         FHA INSURED NOTES--are bonds issued by the Farmers Home Administration of the U. S. Government and are guaranteed by the U. S. Government.

         GNMA CERTIFICATES--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration and therefore guaranteed by the U. S. Government. As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures may result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As the prepayment rate of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. The yield which will be earned on GNMA Certificates may vary form their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates. Principal which is so prepaid will be reinvested, although possibly at a lower rate. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium could result in a loss to a Fund. Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate. If agency securities are purchased at a premium above principal, the premium is not guaranteed by the issuing agency and a decline in the market value to par may result in a loss of the premium, which may be particularly likely in the event of a prepayment. When and if available, U. S. Government obligations may be purchased at a discount from face value.

         FHLMC CERTIFICATES AND FNMA CERTIFICATES--are mortgage-backed bonds issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, respectively, and are guaranteed by the U. S. Government.

         GSA PARTICIPATION CERTIFICATES--are participation certificates issued by the General Services Administration of the U. S. Government and are guaranteed by the U. S. Government.

         NEW COMMUNITIES DEBENTURES--are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U. S. Government.

         PUBLIC HOUSING BONDS--are bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U. S. Government, the payment of which is secured by the U. S. Government.

         PENN CENTRAL TRANSPORTATION CERTIFICATES--are certificates issued by Penn Central Transportation and guaranteed by the U. S. Government.

         SBA DEBENTURES--are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U. S. Government.

         WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BONDS--are bonds issued by the Washington Metropolitan Area Transit Authority. Some of the bonds issued prior to 1993 are guaranteed by the U. S. Government.

         FHLMC BONDS--are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation. These bonds are not guaranteed by the U. S. Government.

         FEDERAL HOME LOAN BANK NOTES AND BONDS--are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U. S. Government.

         STUDENT LOAN MARKETING ASSOCIATION ("Sallie Mae") Notes and Bonds--are notes and bonds issued by the Student Loan Marketing Association and are not guaranteed by the U. S. Government.

         D.C. ARMORY BOARD BONDS--are bonds issued by the District of Columbia Armory Board and are guaranteed by the U. S. Government.

         EXPORT-IMPORT BANK CERTIFICATES--are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the U. S. and are guaranteed by the U. S. Government.

         In the case of securities not backed by the "full faith and credit" of the U. S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U. S. Government itself in the event the agency or instrumentality does not meet its commitments.

         Investments may also be made in obligations of U. S. Government agencies or instrumentalities other than those listed above.

APPENDIX B - DESCRIPTION OF RATINGS*

         The ratings of Moody's and Standard & Poor's represent their opinions as to the quality of various Municipal Obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.


DESCRIPTION OF MOODY'S FOUR HIGHEST MUNICIPAL BOND RATINGS

         Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF MOODY'S THREE HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation or commercial paper programs; such ratings will be designated as "VMIG." Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Symbols used are as follows:

         MIG-1/VMIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

         MIG-2/VMIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

         MIG-3/VMIG-3--Notes bearing this designation are of favorable quality, where all security elements are accounted for but there is lacking the undeniable strength of the preceding grade, liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.
--------------
* As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

DESCRIPTION OF STANDARD & POOR'S FOUR HIGHEST MUNICIPAL BOND RATINGS

         AAA--Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA--Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A--Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


DESCRIPTION OF STANDARD & POOR'S RATINGS OF MUNICIPAL
NOTES AND TAX-EXEMPT DEMAND BONDS

         A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

         --Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

         --Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note rating symbols are as follows:

         SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2--Satisfactory capacity to pay principal and interest.

         SP-3--Speculative capacity to pay principal and interest.

         Standard & Poor's assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/B-1+"). For the newer "demand notes," S&P's note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").


DESCRIPTION OF STANDARD & POOR'S TWO HIGHEST COMMERCIAL PAPER RATINGS

         A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         B-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

         A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.


DESCRIPTION OF MOODY'S TWO HIGHEST COMMERCIAL PAPER RATINGS

         Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
Prime-1, Prime-2 and Prime-3.

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
(1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


DESCRIPTION OF FITCH'S RATINGS OF MUNICIPAL NOTES AND TAX-EXEMPT DEMAND BONDS

MUNICIPAL BOND RATINGS

         The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issuer, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's financial strength and credit quality.

         AAA--Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA--Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1.

         A--Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstance than bonds with higher ratings.

         BBB--Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse consequences on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         Plus and minus signs are used by Fitch to indicate the relative position of credit within a rating category. Plus and minus signs, however, are not used in the AAA category.


SHORT-TERM RATINGS

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2--Good Credit Quality. Issues carrying this rating have satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

         F-3--Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, although near-term adverse changes could cause these securities to be rated below investment grade.

MUTUAL FUND TRUST

                            PART C. OTHER INFORMATION

ITEM 23.      Exhibits

EXHIBIT
NUMBER

1         Declaration of Trust. (1)
2         By-laws. (1)
3         None.
4(a)      Form of Investment Advisory Agreement. (6)
4(b) Form of Investment Subadvisory Agreement between The Chase Manhattan Bank and Chase Asset Management, Inc. (6)
4(c) Form of Investment Sub-Advisory Agreement between The Chase Manhattan Bank and Texas Commerce Bank, National Association. (7)
5         Distribution and Sub-Administration Agreement dated
          August 21, 1995. (6)
6(a)      Retirement Plan for Eligible Trustees. (6)
6(b)      Deferred Compensation Plan for Eligible Trustees. (6)
7         Form of Custodian Agreement. (1)
8(a)      Form of Transfer Agency Agreement. (1)
8(b)      Form of Shareholder Servicing Agreement. (6)
8(c)      Form of Administration Agreement. (6)
9         Opinion of Reid & Priest re: Legality of Securities being
          Registered. (2)
10        Consent of PricewaterhouseCoopers LLP. (11)
11        Financial statements:

          In Part B:  Financial Statements and the Reports thereon for the Funds filed herein for the fiscal year ended August 31, 2000 are incorporated by reference into Part B as part of the 2000 Annual Reports to Shareholders for such Funds as filed with the Securities and Exchange Commission by the Registrant on Form N-30D on October 24, 2000, accession number 0000950146-00-000956 and on Form N-30D on
                      October 24, 2000, accession number 0000950146-00-000953.
                      Financial Statements and the Reports thereon for The 100% U.S. Treasury Securities Money Market Fund and The Cash Management Fund of The Hanover Funds, Inc. for the fiscal year ended November 30, 1995 are incorporated by reference into Part B as part of the 1995 Annual Reports to Shareholders for such funds as filed with the Securities and Exchange Commission by The Hanover Funds, Inc. on Form N-30D on February 2, 1996, accession number 0000950123-96-000335.
12        None.
13(a) Forms of Rule 12b-1 Distribution Plans including Selected Dealer Agreements and Shareholder Service Agreements. (1) and (3)
13(b) Form of Rule 12b-1 Distribution Plan (including forms of elected Dealer Agreement and Shareholder Servicing Agreement). (6)
13(c) Form of Rule 12b-1 Plan - Class C Shares (including forms of Shareholder Servicing Agreements). (12)
14        Financial Data Schedule. (8)
15        Form of Rule 18f-3 Multi-Class Plan. (12)
(99)(a)   Powers of Attorney for: William J. Armstrong, Roland R. Eppley,
          Jr., Ann Maynard Gray, Matthew Healey, Fergus Reid, III, James J. Schonbachler, Leonard M. Spalding and H. Richard Vartabedian. (11)
-------------------

(1) Filed as an Exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on February 14, 1994.

(2) Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant
          (File No. 33-75250) as filed with the Securities and Exchange Commission on April 18, 1994.
(3) Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant
          (File No. 33-75250) as filed with the Securities and Exchange Commission on August 29, 1994.
(4) Filed as an Exhibit to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the Registrant
          (File No. 33-75250) as filed with the Securities and Exchange Commission on October 28, 1994.
(5) Filed as an Exhibit to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of the Registrant
          (File No. 33-75250) as filed with the Securities and Exchange Commission on October 31, 1995.
(6) Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 28, 1995.
(7) Filed as an Exhibit to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on March 7, 1996.
(8) Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on April 22, 1996.
(10) Filed as an exhibit to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 27, 1996.
(11)      Filed herewith.
(12) Filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on October 27, 1997.

ITEM 24.  Persons Controlled by or Under Common Control with Registrant

          Not applicable

ITEM 25.  Indemnification

          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

          Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  Business and Other Connections of Investment Adviser

The business of the Adviser is summarized in the Prospectuses constituting Part A of this Registration Statement, which are incorporated herein by reference. The business or other connections of each director and officer of J. P. Morgan is currently listed in the investment advisor registration on Form ADV for J.P. Morgan (File No. 801-21011).

ITEM 27.  Principal Underwriters

     (a) J.P. Morgan Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for the Registrant.

         J.P. Morgan Fund Distributors, Inc. acts as principal underwriters for the following investment companies:

Fleming Mutual Fund Group, Inc.
J.P. Morgan Funds
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
Mutual Fund Group
Mutual Fund Investment Trust
Mutual Fund Master Investment Trust
Mutual Fund Select Group
Mutual Fund Select Trust
Mutual Fund Trust
Mutual Fund Variable Annuity Trust
Capital Growth Portfolio
Growth and Income Portfolio
International Equity Portfolio

     (b) The following are the Directors and officers of J.P. Morgan Fund Distributors, Inc. The principal business address of each of these persons, is listed below.

                                         Position and Offices                    Position and Offices
Name and Address                         with Distributor                        with the Registrant
-----------------                        --------------------                    --------------------
Lynn J. Mangum                           Chairman                                None
150 Clove Street
Little Falls, NJ 07424

Robert J. McMullan                       Director and Exec. Vice President       None
150 Clove Street
Little Falls, NJ 07424

Lee W. Schultheis                        President                               None
101 Park Avenue, 16th Floor
New York, NY 10178

George O. Martinez                       Senior Vice President                   None
3435 Stelzer Road
Columbus, OH 43219

Irimga McKay                             Vice President                          None
1230 Columbia Street
5th Floor, Suite 500
San Diego, CA 92101

Michael Burns                            Vice President/Compliance               None
3435 Stelzer Road
Columbus, OH 43219

William Blundin                          Vice President                          None
125 West 55th Avenue
11th Floor
New York, NY 10019

Dennis Sheehan                           Vice President                          None
150 Clove Street
Little Falls, NJ 07424

Annamaria Porcaro                        Assistant Secretary                     None
150 Clove Street
Little Falls, NJ 97424

Robert Tuch                              Assistant Secretary                     None
3435 Stelzer Road
Columbus, OH 43219

Stephen Mintos                           Executive Vice President/COO            None
3435 Stelzer Road
Columbus, OH 43219

Dale Smith                               Vice President/CFO                      None
3435 Stelzer Road
Columbus, OH 43219

William J. Tomko                         Vice President                          None
3435 Stelzer Road
Columbus, OH 43219

     (c) Not applicable

ITEM 28.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME                                               ADDRESS
J.P. Morgan Fund Distributors, Inc.                1211 Avenue of the Americas
                                                   New York, NY 10036

DST Systems, Inc                                   210 W. 10th Street,
                                                   Kansas City, MO 64105

The Chase Manhattan Bank                           270 Park Avenue,
                                                   New York, NY 10017

The Chase Manhattan Bank                           One Chase Square,
                                                   Rochester, NY 14363

JPMorgan Fleming Asset Management, Inc.            522 Fifth Avenue
                                                   New York, NY 10036

ITEM 29.  Management Services

          Not applicable

ITEM 30.  Undertakings

          Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 27th day of July, 2001.

                                             MUTUAL FUND TRUST

                                             By  /s/ Martin R. Dean
                                                 --------------------------
                                                 Martin Dean
                                                 Treasurer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on July 27, 2001.

Fergus Reid, III*                        Chairman and Trustee
------------------------------------
Fergus Reid, III

William J. Armstrong*                    Trustee
------------------------------------
William J. Armstrong

Roland R. Eppley, Jr.*                   Trustee
------------------------------------
Roland R. Eppley, Jr.

Ann Maynard Gray*                        Trustee
------------------------------------
Ann Maynard Gray

Matthew Healey*                          Trustee
------------------------------------
Matthew Healey

James J. Schonbachler*                   Trustee
------------------------------------
James J. Schonbachler

Leonard M. Spalding*                     Trustee
------------------------------------
Leonard M. Spalding

H. Richard Vartabedian*                  Trustee
------------------------------------
H. Richard Vartabedian

*By:  /s/ David Wezdenko                 Attorney-in-Fact
      -------------------------------
          David Wezdenko

                                INDEX TO EXHIBITS

EXHIBIT NO.         DESCRIPTION OF EXHIBIT
EX-99 (j)           Consent of Independent Accountants
EX-99 (a)           Powers of Attorney